      As Filed with the Securities and Exchange Commission On March 2, 2004


                                               File Nos. 333-60789 and 811-08941

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A


           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933(X)


                        Pre-Effective Amendment No.___( )

                       Post-Effective Amendment No. 10 (X)
                                     and/or



                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940(X)

                              Amendment No. 13 (X)

                             THE VANTAGEPOINT FUNDS
               (Exact Name of Registrant as Specified in Charter)

         777 North Capitol Street, NE Ste 600, Washington, DC 20002-4240
               (Address of Principal Executive Offices) (Zip Code)

                                 (202) 962-4621
              (Registrant's Telephone Number, Including Area Code)

                          Paul F. Gallagher, Secretary
                     777 North Capitol Street, NE, Ste. 600
                              Washington, DC 20002
               (Name and Address of Agent for Service of Process)

                              With Copies to:
                              Kathryn B. McGrath, Esq.
                              Crowell  &  Moring LLP
                              1001 Pennsylvania Avenue N.W.
                              Washington, D.C. 20004

It is proposed that this filing will become effective (check appropriate box):


         ___ immediately upon filing pursuant to paragraph (b) of rule 485
         ___ on (date) pursuant to paragraph (b) of rule 485
         _x_ 60 days after filing pursuant to paragraph (a)(1) of rule 485 ___ on (date) pursuant to paragraph (a)(1) of rule 485
         ___ 75 days after filing pursuant to paragraph (a)(2) of rule 485
         ___ on (date) pursuant to paragraph (a)(2) of rule 485


If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

                             THE VANTAGEPOINT FUNDS
                                   PROSPECTUS


                                  MAY 1, 2004


The Vantagepoint Funds is a no-load diversified open-end management investment company. The Vantagepoint Funds operates as a "series" investment company offering nineteen distinct investment portfolios (each a "Fund" and collectively the "Funds"), with each Fund having different investment objectives.

This prospectus gives you information about The Vantagepoint Funds that you should know before investing. You should read this prospectus carefully and retain it for future reference. It contains important information, including how each Fund invests and the services available to shareholders.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                           [VANTAGEPOINT FUNDS LOGO]

TABLE OF CONTENTS
--------------------------------------------------------------------------------

SUMMARY                                      1
  THE ACTIVELY MANAGED FUNDS                 1
  THE INDEX FUNDS                           10
  THE MODEL PORTFOLIO FUNDS                 15

FEE TABLES                                  23

INVESTMENT OBJECTIVES, INVESTMENT
  POLICIES, PRINCIPAL INVESTMENT
  STRATEGIES, AND RELATED RISKS             26
  INVESTMENT OBJECTIVES AND POLICIES        26

RISKS OF INVESTING IN THE FUNDS             37
  INVESTMENT LIMITATIONS                    38

MANAGEMENT OF THE FUNDS                     38

SHAREHOLDER INFORMATION                     40
  SHARE ACCOUNTING FOR ALL FUNDS            40
  VALUATION OF THE FUNDS                    40
  REINVESTMENT OF EARNINGS                  40
  PRICING AND TIMING OF TRANSACTIONS        40
  REPORTING TO INVESTORS                    41

PURCHASES, EXCHANGES AND REDEMPTIONS        41
  PURCHASES                                 41
  PURCHASES--VANTAGEPOINT ELITE             42
  PURCHASES BY EMPLOYEE BENEFIT PLANS       42
  EXCHANGES AND ALLOCATIONS AMONG
    FUNDS                                   42
  EXCHANGES--VANTAGEPOINT ELITE             43
  EXCHANGES BY TELEPHONE                    43
  MORE INFORMATION ABOUT EXCHANGES AND
    TRANSFERS                               43
  VANTAGELINE                               43
  VANTAGELINK                               44
  PURCHASES BY IRA INVESTORS                44
  REDEMPTIONS                               44
  REDEMPTIONS--VANTAGEPOINT ELITE           44
  DISTRIBUTION ARRANGEMENTS                 44

TAXATION                                    45

FINANCIAL HIGHLIGHTS                        46

SUMMARY--INVESTMENTS, RISKS AND PERFORMANCE
--------------------------------------------------------------------------------

A summary of the investment objectives, principal investment strategies (including the types of securities held in each Fund) and principal risks of investing in the Funds is set forth below.

COMMON RISKS--To varying degrees, all of the Funds entail the risk that an investor may lose money. Each of the Funds, except the Money Market, US Government Securities, Core Bond Index and Income Preservation Funds, invests a percentage of its assets in common stocks (or an underlying Fund that invests in common stocks) and is subject to all of the general risks of investing in the stock market. Stock market performance tends to run in cycles with periods of rising prices and periods of generally falling prices.

The Money Market, Income Preservation, US Government Securities, Core Bond Index, Asset Allocation and all of the Model Portfolio Funds, except the All-Equity Growth Fund, invest at least partially in fixed income securities (or in underlying Funds that invest in fixed income securities) and are subject to interest rate and credit risk.

Each Fund's net asset value ("NAV"), yield, and total return may be adversely affected by market conditions.

Please see "Risks of Investing in the Funds" for more information about these risks.

PERFORMANCE--The Vantagepoint Funds have the same investment objectives, and are operated in substantially the same fashion, as certain funds that were previously offered through the VantageTrust (the "Trust"), an unregistered commingled fund that holds and invests the assets of public sector retirement plans. Substantially all of the portfolio securities of each of The Vantagepoint Funds were transferred from the corresponding fund of the Trust. Performance figures set forth in this prospectus for any period prior to these transfers represent performance of the unregistered commingled trust funds.

THE ACTIVELY MANAGED FUNDS
--------------------------------------------------------------------------------

Money Market Fund

INVESTMENT OBJECTIVE--To seek maximum current income, consistent with maintaining liquidity and a stable share price of $1.00.

PRINCIPAL INVESTMENT STRATEGY--To invest 100% of assets in the Short-Term Investments Co. Liquid Assets Portfolio, which invests in high-quality, short-term money market instruments and is advised by AIM Advisors, Inc.

PRINCIPAL RISK--An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is still possible to lose money by investing in the Fund.

PERFORMANCE INFORMATION--The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not indicate how the Fund will perform in the future. This bar chart shows changes in the performance of the Money Market Fund from year to year.

[MONEY MARKET FUND BAR GRAPH]

2000                                                           6.05
2001                                                           3.70
2002                                                           1.32

 Best Quarter        WORST QUARTER
    1.55%                0.27%
(3RD QTR 2000)      (4TH QTR 2002)

                               PERFORMANCE TABLE
                         (AVERAGE ANNUAL TOTAL RETURNS
                    FOR THE PERIODS ENDED DECEMBER 31, 2002)

                                           1        SINCE
                                          YEAR    INCEPTION
                                         ------   ---------
Money Market Fund                        1.32%      3.90%
30-day T-Bills (Reflects no deduction
 for fees, expenses or taxes)            1.65%      3.99%

The Fund's 7-day yield on 12/31/02 was 0.83%. Please call 1-800-669-7400 for the Fund's current yield.

Income Preservation Fund

INVESTMENT OBJECTIVE--To offer a high level of current income consistent with preserving principal and seeking to maintain a stable net asset value per share.


PRINCIPAL INVESTMENT STRATEGY--To invest primarily in high-quality short- and intermediate-term fixed income securities. To seek to preserve capital and stabilize the Fund's NAV, the Fund will enter into wrapper agreements issued by financial institutions that a rating agency has rated in one of its top two primary rating categories. These agreements are used to offset daily market fluctuations in the Fund's portfolio securities and normally will allow the Fund to value its securities holdings at their book value, thereby maintaining a constant NAV. Although the Fund seeks to maintain a stable NAV of $100 per share there is no guarantee that it will do so, and it is still possible to lose money by investing in the Fund.


PRINCIPAL RISKS--The Fund is primarily subject to interest rate risk, (defined under "Risks of Investing in the Funds") as well as the risk that the wrapper agreements it purchases will fail to limit fluctuations in the Fund's NAV.

PERFORMANCE INFORMATION--The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not indicate how the Fund will perform in the future. [INCOME PRESERVATION FUND BAR CHART]

2001                                                                             5.18
2002                                                                             4.09

 BEST QUARTER         WORST QUARTER
    1.40%                 0.91%
(2ND QTR 2001)       (1ST QTR 2002)

                               PERFORMANCE TABLE
                         (AVERAGE ANNUAL TOTAL RETURNS
                    FOR THE PERIODS ENDED DECEMBER 31, 2002)

                                              1        SINCE
                                             YEAR    INCEPTION*
                                            ------   ----------
Income Preservation Fund
 (Return before taxes)                      4.09%      4.70%
 Return after taxes on distributions        2.36%      2.53%
 Return after taxes on distributions and
   sale of fund shares                      2.57%      2.75%
91-Day U.S. Treasury Bill (Reflects no
 deductions for fees, expenses, or taxes)   1.80%      3.25%
MFR First Tier Money Retail Average
 (Reflects no deductions for fees,
 expenses, or taxes)                        1.10%      2.44%

 *December 4, 2000.

  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In calendar year 2001, the Fund elected pursuant to Section 311 of the Tax Reform Act of 1997 to recognize the capital gains on its appreciated portfolio securities. The Fund distributed the gains associated with this election before the Fund offered its shares to taxable investors. The election was a one time tax event, and does not reflect the Fund's normal or expected tax experience going forward. Accordingly, the after-tax returns shown in the table above do not include those capital gains. If the capital gains were included, the Fund's after-tax returns would be lower.

US Government Securities Fund

INVESTMENT OBJECTIVE--To offer current income.


PRINCIPAL INVESTMENT STRATEGY--To invest at least 80% of its net assets in securities issued by the U.S. Treasury and U.S. Government-sponsored entities including mortgage-backed securities issued or guaranteed by the Government National Mortgage Association ("Ginnie Mae"), the Federal National Mortgage Association ("Fannie Mae"), and the Federal Home Loan Mortgage Corporation ("Freddie Mac"). Mortgage-backed securities from Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Government.



PRINCIPAL RISKS:--The Fund is exposed to credit and interest rate risks. Credit risk is the possibility that the issuer of a debt security will default. Because the Fund's securities are those issued by the U.S. Treasury and U.S. Government-sponsored entities, the risk of default is less than in a fixed income fund that includes non-government issued securities such as corporate bonds. Securities with longer maturities are more sensitive to changes in interest rates. The Fund is expected to experience volatility similar to an intermediate-term (3-7 years) bond fund. Ginnie Mae guarantees the payment of principal and interest on Ginnie Mae securities and this guarantee is backed by the full faith and credit of the U.S. Government. Ginnie Mae may borrow from the U.S. Treasury if needed to make payments under its guarantee. The guarantee does not apply to the value or yield of Ginnie Mae securities. Fannie Mae guarantees full and timely payment of all interest and principal and Freddie Mac guarantees timely payment of interest and the ultimate collection of principal. Securities issued by Fannie Mae and Freddie Mac are supported by their right to borrow money from the U.S. Treasury under certain circumstances. There is no assurance that the U.S. Government will support Fannie Mae or Freddie Mac securities and, accordingly, these securities involve a risk of non-payment of principal and interest. The Fund's investments in mortgage-backed securities also are exposed to prepayment risk, which is the possibility that mortgage holders will repay their loans early during periods of falling interest rates, requiring the Fund to reinvest in lower-yielding instruments and receive less principal or income than originally was anticipated.


PERFORMANCE INFORMATION--The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not indicate how the Fund will perform in the future.

For periods before March 1, 1999, when the Fund began operating, the performance shown is of a commingled fund that had the same investment objectives and policies and was advised by an affiliate of the Fund's adviser. This past performance has been adjusted to reflect current expenses of the Fund. The commingled fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the commingled fund's performance may have been lower.

This bar chart shows changes in the performance of the US Government Securities Fund's shares from year to year.

[US GOVERNMENT SECURITIES FUND BAR CHART]

----
1994                                                                             -5.38
1995                                                                             18.06
1996                                                                              1.69
1997                                                                              8.70
1998                                                                              9.70
1999                                                                             -2.67
2000                                                                             12.00
2001                                                                              7.42
2002                                                                              8.76

 BEST QUARTER         WORST QUARTER
    6.25%                -3.46%
(3RD QTR 1998)       (1ST QTR 1994)

                               PERFORMANCE TABLE
                         (AVERAGE ANNUAL TOTAL RETURNS
                    FOR THE PERIODS ENDED DECEMBER 31, 2002)

                                                             TEN
                                                            YEARS/
                               1         3         5        SINCE
                              YEAR     YEARS     YEARS    INCEPTION*
                             ------   -------   -------   ----------
US Government Securities
 Fund (Return before taxes)  8.76%     9.38%     6.92%      6.68%*
 Return before taxes (after
   3/1/99)                   8.76%     9.38%       N/A      7.07%
 Return after taxes on
   distributions             7.06%     7.39%       N/A      5.06%
 Return after taxes on
   distributions and sale
   of fund shares            5.48%     6.57%       N/A      4.67%
Lehman Brothers
 Intermediate Government
 Bond Index (Reflects no
 deductions for fees,
 expenses, or taxes)         9.63%     9.51%     7.44%      6.99%

 * Shares of the Fund were offered beginning March 1, 1999. The information for prior periods represents performance of the Fund's predecessor commingled fund which was offered beginning July 1, 1992. After-tax performance is provided for periods after the Fund's registration date--March 1, 1999. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In calendar year 2001, the Fund elected pursuant to Section 311 of the Tax Reform Act of 1997 to recognize the capital gains on its appreciated portfolio securities. The Fund distributed the gains associated with this election before the Fund offered its shares to taxable investors. The election was a one time tax event, and does not reflect the Fund's normal or expected tax experience going forward. Accordingly, the after-tax returns shown in the table above do not include those capital gains. If the capital gains were included, the Fund's after-tax returns would be lower.

Asset Allocation Fund

INVESTMENT OBJECTIVE--To offer long-term capital growth at a lower level of risk than an all-equity portfolio.

PRINCIPAL INVESTMENT STRATEGY--To tactically allocate among common stocks, bonds and short-term instruments. Under normal circumstances, the Fund invests 40% to 70% of its assets in common stocks; however, the Fund's investments in common stocks may range from as little as 0% to as much as 100% of Fund assets. The Fund invests the rest of its assets in U.S. Treasury obligations and short-term instruments. Strategies used by the Fund's subadviser include:

     - allocating among stocks, bonds and cash based on evaluations of stock market risk.
     - allocating among stocks, bonds and cash based on relative expected returns.

PRINCIPAL RISKS--The Fund is subject to stock market and interest rate risk.

PERFORMANCE INFORMATION--The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not indicate how the Fund will perform in the future.

For periods before March 1, 1999, when the Fund began operating, the performance shown is of a commingled fund that had the same investment objectives and policies and was advised by an affiliate of the Fund's adviser. This past performance has been adjusted to reflect current expenses of the Fund. The commingled fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the commingled fund's performance may have been lower.

This bar chart shows changes in the performance of the Asset Allocation Fund's shares from year to year.

[ASSET ALLOCATION FUND BAR CHART]

1993                                                          10.19
1994                                                          -1.71
1995                                                          29.24
1996                                                          15.74
1997                                                          25.32
1998                                                          22.42
1999                                                          8.22
2000                                                          -0.71
2001                                                          -5.42
2002                                                          -15.80

 Best Quarter        Worst Quarter
    12.61%              -15.63%
(4th Qtr 1998)       (3rd Qtr 2002)

                               PERFORMANCE TABLE
                         (AVERAGE ANNUAL TOTAL RETURNS
                    FOR THE PERIODS ENDED DECEMBER 31, 2002)

                                                            10 YEARS/
                                                     5        SINCE
                              1 YEAR    3 YEARS    YEARS    INCEPTION*
                              -------   -------   -------   ----------
Asset Allocation Fund
 (Return before taxes)        -15.80%    -7.53%    0.93%       7.84%*
 Return before taxes
   (after 3/1/99)             -15.80%    -7.53%      N/A      -3.89%
 Return after taxes on
   distributions              -15.80%    -9.06%      N/A      -5.43%
 Return after taxes on
   distributions and sale of
   fund shares                 -9.70%    -6.10%      N/A      -3.31%
Custom Benchmark (Reflects
 no deductions for fees,
 expenses, or taxes)**        -10.65%    -5.82%    2.75%       9.25%
91 Day U.S. Treasury Bill
 (Reflects no deductions for
 fees, expenses, or taxes)      1.80%     4.12%    4.44%       4.65%
Lehman Brothers Long-Term
 U.S. Treasury Bond Index
 (Reflects no deductions for
 fees, expenses, or taxes)     16.99%    13.66%    8.73%       9.42%
S&P 500 Index (Reflects no
 deductions for fees,
 expenses, or taxes)          -22.10%   -14.55%   -0.59%       9.33%
Lipper Flexible Portfolio
 Funds Index (Reflects no
 deductions for taxes)***      14.71%    -7.69%    0.13%       6.30%

 * Shares of the Fund were offered beginning March 1, 1999. The information for prior periods represents performance of the Fund's predecessor commingled fund which was offered beginning December 1, 1974. After-tax performance is provided for periods after the Fund's registration date--March 1, 1999.

** 65% S&P 500 Index/25% Lehman Brothers Long-Term Treasury Bond Index/10% 91
   Day U.S. Treasury Bill.

***This information shows how the Fund's performance compares with the returns of an index of funds with similar investment objectives.

   After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In calendar year 2001, the Fund elected pursuant to Section 311 of the Tax Reform Act of 1997 to recognize the capital gains on its appreciated portfolio securities. The Fund distributed the gains associated with this election before the Fund offered its shares to taxable investors. The election was a one time tax event, and does not reflect the Fund's normal or expected tax experience going forward. Accordingly, the after-tax returns shown in the table above do not include those capital gains. If the capital gains were included, the Fund's after-tax returns would be lower.

Equity Income Fund

INVESTMENT OBJECTIVE--To offer long-term capital growth with consistency derived from dividend yield.

PRINCIPAL INVESTMENT STRATEGY--To invest, under normal circumstances, at least 80% of its net assets in equity securities. Strategies used by the Fund's subadvisers include:

     - investing in common stocks of companies that pay dividends at a relatively high level.
     - focusing on larger-capitalization companies.
     - investing in companies whose stocks are considered temporarily out of favor.
     - focusing on dividend paying common stocks of well established companies.

PRINCIPAL RISKS--While investment in the Fund involves risk, the Fund's emphasis on income is expected to result in less volatility over the long-term than is associated with other types of common stock funds. As a result of the Fund's income focus, certain sectors and/or specific industries may be emphasized. As such, the Fund may exhibit greater sensitivity to certain economic factors (e.g., changing interest rates) than the general stock market.

PERFORMANCE INFORMATION--The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

For periods before March 1, 1999, when the Fund began operating, the performance shown is of a commingled fund that had the same investment objectives and policies and was advised by an affiliate of the Fund's adviser. This past performance has been adjusted to reflect current expenses of the Fund. The commingled fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the commingled fund's performance may have been lower.

This bar chart shows changes in the performance of the Equity Income Fund's shares from year to year.

[EQUITY INCOME FUND BAR CHART]

1995                                                          35.35
1996                                                          18.29
1997                                                          33.97
1998                                                          16.02
1999                                                          -8.46
2000                                                          17.56
2001                                                           2.92
2002                                                         -14.96

 Best Quarter          Worst Quarter
    12.86%                -16.26%
(2nd Qtr 1997)        (3rd Qtr 2002)

                               PERFORMANCE TABLE
                         (AVERAGE ANNUAL TOTAL RETURNS
                    FOR THE PERIODS ENDED DECEMBER 31, 2002)

                                             3         5        SINCE
                                1 YEAR     YEARS     YEARS    INCEPTION*
                                -------   -------   -------   ----------
Equity Income Fund
 (Return before taxes)          -14.96%    0.96%     1.79%     10.66%*
 Return before taxes
   (after 3/1/99)               -14.96%    0.96%       N/A      -0.48%
 Return after taxes on
   distributions                -15.36%   -0.16%       N/A      -2.78%
 Return after taxes on
   distributions and sale of
   fund shares                   -9.18%    0.35%       N/A      -0.86%
S&P/BARRA Value Index
 (Reflects no deductions for
 fees, expenses, or taxes)      -20.85%   -9.50%    -0.85%       9.07%
Lipper Equity Income Funds
 Index (Reflects no deductions
 for taxes)**                   -16.43%   -5.23%    -0.17%       8.13%

* Shares of the Fund were offered beginning March 1, 1999. The information for prior periods represents performance of the Fund's predecessor commingled fund which was offered beginning April 1, 1994. After-tax performance is provided for periods after the Fund's registration date--March 1, 1999.

**This information shows how the Fund's performance compares with the returns of an index of funds with similar investment objectives.

  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In calendar year 2001, the Fund elected pursuant to Section 311 of the Tax Reform Act of 1997 to recognize the capital gains on its appreciated portfolio securities. The Fund distributed the gains associated with this election before the Fund offered its shares to taxable investors. The election was a one time tax event, and does not reflect the Fund's normal or expected tax experience going forward. Accordingly, the after-tax returns shown in the table above do not include those capital gains. If the capital gains were included, the Fund's after-tax returns would be lower.

Growth & Income Fund

INVESTMENT OBJECTIVE--To offer long-term capital growth and current income. PRINCIPAL INVESTMENT STRATEGY--To invest primarily in common stocks that offer the potential for capital appreciation and, secondarily, current income. Strategies used by the Fund's subadvisers include:

     - focusing on large-capitalization companies whose stocks offer potential for price appreciation because of undervaluation, earnings growth or both.
     - emphasizing stocks that may pay dividends.

PRINCIPAL RISKS--The Fund is subject to all of the general risks of investing in the stock market, notably the risk of price and earnings volatility over the short term.

PERFORMANCE INFORMATION--The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not indicate how the Fund will perform in the future.

For periods before March 1, 1999, when the Fund began operating, the performance shown is of a commingled fund that had the same investment objectives and policies and was advised by an affiliate of the Fund's adviser. This past performance has been adjusted to reflect current expenses of the Fund. The commingled fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the commingled fund's performance may have been lower.

This bar chart shows changes in the performance of the Growth & Income Fund's shares from year to year.

[GROWTH & INCOME BAR CHART]

1999                                                          26.03
2000                                                           4.21
2001                                                          -4.77
2002                                                         -22.93

 Best Quarter        WORST QUARTER
    17.62%              -17.45%
(4TH QTR 1999)       (3RD QTR 2002)

                               PERFORMANCE TABLE
                         (AVERAGE ANNUAL TOTAL RETURNS
                    FOR THE PERIODS ENDED DECEMBER 31, 2002)

                                                     SINCE
                               1 YEAR    3 YEAR    INCEPTION*
                               -------   -------   ----------
Growth & Income Fund (Return
 before taxes)                 -22.93%    -8.55%     5.02%*
 Return before taxes
   (after 3/1/99)              -22.93%    -8.55%    -1.48%
 Return after taxes on
   distributions               -23.11%    -9.81%    -2.93%
 Return after taxes on
   distributions and sale of
   fund shares                 -14.08%    -6.83%    -1.44%
S&P 500 Index (Reflects no
 deductions for fees,
 expenses, or taxes)           -22.10%   -14.55%    -2.04%
Lipper Growth & Income Funds
 Index (Reflects no
 deductions for taxes)**       -17.99%    -8.62%    -0.18%

* Shares of the Fund were offered beginning March 1, 1999. The information for prior periods represents performance of the Fund's predecessor commingled fund which was offered beginning October 1, 1998. After-tax performance is provided for periods after the Fund's registration date--March 1, 1999.

**This information shows how the Fund's performance compares with the returns of an index of funds with similar investment objectives.

  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In calendar year 2001, the Fund elected pursuant to Section 311 of the Tax Reform Act of 1997 to recognize the capital gains on its appreciated portfolio securities. The Fund distributed the gains associated with this election before the Fund offered its shares to taxable investors. The election was a one time tax event, and does not reflect the Fund's normal or expected tax experience going forward. Accordingly, the after-tax returns shown in the table above do not include those capital gains. If the capital gains were included, the Fund's after-tax returns would be lower.

Growth Fund

INVESTMENT OBJECTIVE--To offer long-term capital growth.

PRINCIPAL INVESTMENT STRATEGY--To invest primarily in common stocks that are considered to have above-average potential for growth. Strategies used by the Fund's subadvisers include:

     - investing primarily in stocks of medium- to large-capitalization companies.
     - selecting stocks of companies with long-term growth characteristics.

PRINCIPAL RISKS--The Fund's investment in growth companies exposes it to a greater degree of price and earnings volatility over shorter time periods than the stock market as a whole.

PERFORMANCE INFORMATION--The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not indicate how the Fund will perform in the future.

For periods before March 1, 1999, when the Fund began operating, the performance shown is of a commingled fund that had the same investment objectives and policies and was advised by an affiliate of the Fund's adviser. This past performance has been adjusted to reflect current expenses of the Fund. The commingled fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the commingled fund's performance may have been lower.

This bar chart shows changes in the performance of the Growth Fund's shares from year to year.

[GROWTH FUND BAR CHART]

1993                                                          11.62
1994                                                          -3.72
1995                                                          36.64
1996                                                          21.61
1997                                                          25.84
1998                                                          19.84
1999                                                          35.79
2000                                                          -2.56
2001                                                         -15.21
2002                                                         -24.26

 Best Quarter          Worst Quarter
    27.72%                -20.60%
(4th Qtr 1998)        (3rd Qtr 2001)

                               PERFORMANCE TABLE
                         (AVERAGE ANNUAL TOTAL RETURNS
                    FOR THE PERIODS ENDED DECEMBER 31, 2002)

                                                        10 YEARS/
                                                 5        SINCE
                          1 YEAR    3 YEARS    YEARS    INCEPTION*
                          -------   -------   -------   ----------
Growth Fund (Return
 before taxes)            -24.26%   -14.47%    0.36%      8.63%*
 Return before taxes
   (after 3/1/99)         -24.26%   -14.47%      N/A      -3.39%
 Return after taxes on
   distributions          -24.27%   -16.11%      N/A      -5.32%
 Return after taxes on
   distributions and
   sale of fund shares    -14.90%   -11.44%      N/A      -3.02%
Wilshire 5000 Total
 Market Index (Reflects
 no deductions for fees,
 expenses, or taxes)      -20.86%   -14.37%   -0.87%       8.74%
Lipper Growth Funds
 Index (Reflects no
 deductions for taxes)**  -24.20%   -17.78%   -2.28%       6.96%

* Shares of the Fund were offered beginning March 1, 1999. The information for prior periods represents performance of the Fund's predecessor commingled fund which was offered beginning April 1, 1983. After-tax performance is provided for periods after the Fund's registration date--March 1, 1999.
**This information shows how the Fund's performance compares with the returns of an index of funds with similar investment objectives.

  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In calendar year 2001, the Fund elected pursuant to Section 311 of the Tax Reform Act of 1997 to recognize the capital gains on its appreciated portfolio securities. The Fund distributed the gains associated with this election before the Fund offered its shares to taxable investors. The election was a one time tax event, and does not reflect the Fund's normal or expected tax experience going forward. Accordingly, the after-tax returns shown in the table above do not include those capital gains. If the capital gains were included, the Fund's after-tax returns would be lower.

Aggressive Opportunities Fund

INVESTMENT OBJECTIVE--To offer high long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY--To invest, under normal circumstances, primarily in common stocks of small- to medium-capitalization U.S. and foreign companies that offer the opportunity for higher capital appreciation. Strategies used by the Fund's subadvisers include:

     - investing in companies expected to exhibit high earnings growth.
     - investing in emerging growth companies.

PRINCIPAL RISKS--The Fund's investment in smaller companies may expose it to greater price volatility because of factors such as less-certain growth prospects and lower market liquidity. The Fund's investment in foreign securities may present additional risk (See "Risks of Investing in the Funds").

PERFORMANCE INFORMATION--The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not indicate how the Fund will perform in the future.

For periods before March 1, 1999, when the Fund began operating, the performance shown is of a commingled fund that had the same investment objectives and policies and was advised by an affiliate of the Fund's adviser. This past performance has been adjusted to reflect current expenses of the Fund. The commingled fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the commingled fund's performance may have been lower.

This bar chart shows changes in the performance of the Aggressive Opportunities Fund's shares from year to year.

[AGGRESSIVE OPPORTUNITIES FUND BAR CHART]

1995                                                          39.35
1996                                                          25.50
1997                                                          17.39
1998                                                          12.17
1999                                                          58.08
2000                                                          -9.35
2001                                                         -13.75
2002                                                         -38.47

 Best Quarter          Worst Quarter
    39.89%                -20.71%
(4th Qtr 1999)        (3rd Qtr 2002)

                               PERFORMANCE TABLE
                         (AVERAGE ANNUAL TOTAL RETURNS
                    FOR THE PERIODS ENDED DECEMBER 31, 2002)

                                                 5        SINCE
                          1 YEAR    3 YEARS    YEARS    INCEPTION*
                          -------   -------   -------   ----------
Aggressive Opportunities
 Fund (Return before
 taxes)                   -38.47%   -21.64%   -3.13%       7.66%*
 Return before taxes
   (after 3/1/99)         -38.47%   -21.64%      N/A      -6.08%
 Return after taxes on
   distributions          -38.47%   -23.05%      N/A      -7.70%
 Return after taxes on
   distributions and
   sale of fund shares    -23.62%   -16.28%      N/A      -4.74%
Wilshire 4500 Index
 (Reflects no deductions
 for fees, expenses, or
 taxes)                   -17.70%   -14.33%   -1.54%       7.19%
Lipper Capital
 Appreciation Funds
 Index (Reflects no
 deductions for taxes)**  -23.98%   -17.75%   -1.46%       6.35%

* Shares of the Fund were offered beginning March 1, 1999. The information shown for prior periods represents performance of the Fund's predecessor commingled fund which was offered beginning October 1, 1994. After-tax performance is provided for periods after the Fund's registration date--March 1, 1999.
**This information shows how the Fund's performance compares with the returns of an index of funds with similar investment objectives.

  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In calendar year 2001, the Fund elected pursuant to Section 311 of the Tax Reform Act of 1997 to recognize the capital gains on its appreciated portfolio securities. The Fund distributed the gains associated with this election before the Fund offered its shares to taxable investors. The election was a one time tax event, and does not reflect the Fund's normal or expected tax experience going forward. Accordingly, the after-tax returns shown in the table above do not include those capital gains. If the capital gains were included, the Fund's after-tax returns would be lower.

International Fund

INVESTMENT OBJECTIVE--To offer long-term capital growth and diversification by country.

PRINCIPAL INVESTMENT STRATEGY--To invest primarily in the common stocks of companies headquartered outside of the United States. The Fund will invest at least 80% of its assets in foreign equity securities. The Fund may also invest a portion of its assets (20% or less) in U.S. or foreign bonds and

U.S. stocks. Strategies used by the Fund's subadvisers include:

     - investing in stocks with above-average potential for growth across all capitalization sizes.
     - investing in stocks believed to be temporarily undervalued.

PRINCIPAL RISKS--The Fund is subject to the special risks of international investing. These include: accounting and financial reporting standards that may differ from those used in the U.S.; less supervision of stock exchanges and brokers; the risk of foreign currency values changing relative to the U.S. dollar; higher transaction costs of non-U.S. markets; and the risk that political events or financial problems will weaken a particular country's economy. Also, the Fund may invest in less-developed markets where these risks can be more substantial.

PERFORMANCE INFORMATION--The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not indicate how the Fund will perform in the future.

For periods before March 1, 1999, when the Fund began operating, the performance shown is of a commingled fund that had the same investment objectives and policies and was advised by an affiliate of the Fund's adviser. This past performance has been adjusted to reflect current expenses of the Fund. The commingled fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the commingled fund's performance may have been lower.

This bar chart shows changes in the performance of the International Fund's shares from year to year.

[INTERNATIONAL FUND BAR CHART]

1995                                                          10.78
1996                                                          16.47
1997                                                           4.48
1998                                                           4.96
1999                                                          39.01
2000                                                         -14.91
2001                                                         -20.16
2002                                                         -16.08

 Best Quarter          Worst Quarter
    21.28%                -19.63%
(4th Qtr 1999)        (3rd Qtr 2002)

                               PERFORMANCE TABLE
                         (AVERAGE ANNUAL TOTAL RETURNS
                    FOR THE PERIODS ENDED DECEMBER 31, 2002)

                                                 5        SINCE
                          1 YEAR    3 YEARS    YEARS    INCEPTION*
                          -------   -------   -------   ----------
International Fund
 (Return before taxes)    -16.08%   -17.08%   -3.62%       0.95%*
 Return before taxes
   (after 3/1/99)         -16.08%   -17.08%      N/A      -5.25%
 Return after taxes on
   distributions          -16.33%   -17.73%      N/A      -6.16%
 Return after taxes on
   distributions and
   sale of fund shares     -9.74%   -13.03%      N/A      -4.14%
MSCI EAFE Index
 (Reflects no deduction
 for fees, expenses, or
 taxes)                   -15.66%   -17.00%   -2.61%       0.60%
Lipper International
 Funds Index (Reflects
 no deductions for
 taxes)**                 -13.38%    15.99%   -1.64%       2.13%

* Shares of the Fund were offered beginning March 1, 1999. The information for prior periods represents performance of the Fund's predecessor commingled fund which was offered beginning October 1, 1994. After-tax performance is provided for periods after the Fund's registration date--March 1, 1999.

**This information shows how the Fund's performance compares with the returns of an index of funds with similar investment objectives.

  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In calendar year 2001, the Fund elected pursuant to Section 311 of the Tax Reform Act of 1997 to recognize the capital gains on its appreciated portfolio securities. The Fund distributed the gains associated with this election before the Fund offered its shares to taxable investors. The election was a one time tax event, and does not reflect the Fund's normal or expected tax experience going forward. Accordingly, the after-tax returns shown in the table above do not include those capital gains. If the capital gains were included, the Fund's after-tax returns would be lower.

THE INDEX FUNDS
--------------------------------------------------------------------------------




The five Index Funds described below follow an indexed or "passively managed" approach to investing. This means that securities are selected to try to approximate the investment characteristics and performance of a specified benchmark, such as the S&P 500 Index.(1) Unlike an actively managed portfolio, an index fund does not rely on the portfolio manager's ability to predict the performance of individual securities. An index fund simply seeks to parallel the performance of its benchmark. Index funds tend to have lower operating expenses than actively managed funds.



Because it can be very expensive to buy and sell all of the securities in a target benchmark, the Index Funds, with the exception of the 500 Stock Index Fund, employ sampling techniques to approximate benchmark characteristics such as capitalization and industry weight using fewer securities than contained in the benchmark. Therefore, the performance of the Funds versus their respective benchmarks may deviate more than that of funds investing in all of the securities contained in the benchmark.



Performance of the Index Funds will differ from the underlying indexes for several reasons. First, fund fees and expenses reduce Fund performance, while the indexes themselves bear no management fees, transaction costs or other expenses. Second, due to sampling techniques used by all of the Index Funds, except the 500 Stock Index Fund, there will be tracking error, which may impact Fund performance positively or negatively. Third, changes to the indexes, such as constituent changes and rebalancing, can cause tracking error which may impact the Fund performance positively or negatively. Fourth, the timing of cash flows into and out of a Fund will affect its ability to precisely track the underlying indexes. Fifth, there may be pricing differences if the index and the Fund use different pricing sources. This is more common in the Overseas Equity Index Fund and the Core Bond Fund.



The investment objective of each Index Fund is non-fundamental and can be changed without shareholder approval.


Core Bond Index Fund

INVESTMENT OBJECTIVE--To offer current income by approximating the performance of the Lehman Brothers Aggregate Bond Index.


PRINCIPAL INVESTMENT STRATEGY--To invest in a sampling of bonds selected and weighted to result in investment characteristics comparable to those of the Lehman Brothers Aggregate Bond Index and performance that correlates with the performance of that index.


PRINCIPAL RISKS--The Fund is subject to interest rate risk and credit risk (defined under "Risks of Investing in the Funds"). The Fund should experience the volatility characteristics of an intermediate-maturity fixed income fund.

PERFORMANCE INFORMATION--The bar chart and performance tables below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not indicate how the Fund will perform in the future.


For periods before March 1, 1999, when the Fund began operating, the performance shown is of a commingled fund that had the same investment objectives and policies and was advised by an affiliate of the Fund's adviser. This past performance has been adjusted to reflect current expenses of the Class I shares of the Fund. The commingled fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the commingled fund's performance may have been lower.

---------------


1 McGraw-Hill, Inc. ("McGraw-Hill") and Wilshire Associates, Inc. ("Wilshire Associates") do not sponsor any portfolios of the Funds, nor are they affiliated in any way with the Funds. "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," and "Standard & Poor's 500(R)" are trademarks of McGraw-Hill. "Wilshire 5000 Total Market Index(R)" and "Wilshire 4500 Index(R)" and related marks are trademarks of Wilshire Associates. None of the Funds are sponsored, endorsed, sold, or promoted by these indices or their sponsors and neither the indices nor their sponsors make any representation or warranty, express or implied, regarding the advisability of investing in the Funds.

This bar chart shows changes in the performance of the Core Bond Index Fund's Class I shares from year to year.

[CORE BOND INDEX FUND BAR CHART]

1998                                                                         8.4300003052
----                                                                         ------------
1999                                                                         -2.8800001144
2000                                                                         11.4300003052
2001                                                                          8.5100002289
2002                                                                          9.6899995804

 Best Quarter          Worst Quarter
     4.88%                -1.52%
(3rd Qtr 2001)        (2nd Qtr 1999)

                               PERFORMANCE TABLES
                         (AVERAGE ANNUAL TOTAL RETURNS
                    FOR THE PERIODS ENDED DECEMBER 31, 2002)

                            1         3         5        SINCE
                           YEAR     YEARS     YEARS    INCEPTION*
                          ------   -------   -------   ----------
Core Bond Index Fund--
 Class I Shares (Return
 before taxes)            9.69%     9.87%     6.91%      7.54%*
 RETURN BEFORE TAXES
   (AFTER 3/1/99)         9.69%     9.87%       N/A      7.34%
 RETURN AFTER TAXES ON
   DISTRIBUTIONS          7.42%     7.38%       N/A      4.89%
 RETURN AFTER TAXES ON
   DISTRIBUTIONS AND
   SALE OF FUND SHARES    5.89%     6.69%       N/A      4.63%
Lehman Brothers
 Aggregate Bond Index
 (Reflects no deductions
 for fees, expenses, or
 taxes)                   10.27%   10.10%     7.54%      8.14%

 *Class I shares of the Fund were offered beginning March 1, 1999. The information for prior periods represents performance of the Fund's predecessor commingled fund which was offered beginning June 2, 1997. After tax performance is provided for periods after the Fund's registration date--March 1, 1999.

  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

  After-tax returns are shown for Class I Shares only. After-tax returns for other classes will vary.

                                            3        SINCE
                                1 YEAR    YEARS    INCEPTION*
                                ------   -------   ----------
Core Bond Index Fund--Class II
 Shares                          9.88%   10.10%      7.72%
Lehman Brothers Aggregate Bond
 Index (Reflects no deduction
 for fees, expenses, or taxes)  10.27%   10.10%      7.81%

* Class II Shares of the Fund were offered beginning April 5, 1999.

Note: Fund performance is expected to differ from the Fund's benchmark due to sampling techniques used in portfolio construction, fees, expenses and cash flows.

500 Stock Index Fund

INVESTMENT OBJECTIVE--To offer long-term capital growth by approximating the performance of the S&P 500 Index.


PRINCIPAL INVESTMENT STRATEGY--To invest in all of the stocks in the S&P 500 Index, weighted to seek to replicate the investment characteristics of the index.


PRINCIPAL RISKS--The Fund is subject to the general risks of investing in the stock market, and is expected to have the same volatility as the S&P 500 Index.

PERFORMANCE INFORMATION--The bar chart and performance tables below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not indicate how the Fund will perform in the future.

For periods before March 1, 1999, when the Fund began operating, the performance shown is of a commingled fund that had the same investment objectives and policies and was advised by an affiliate of the Fund's adviser. This past performance has been adjusted to reflect current expenses of the Class I shares of the Fund. The commingled fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the commingled fund's performance may have been lower.

This bar chart shows changes in the performance of the 500 Stock Index Fund's Class I shares from year to year.

[500 STOCK INDEX FUND BAR CHART]

1998                                                          28.12
1999                                                          20.52
2000                                                          -9.61
2001                                                         -12.29
2002                                                         -22.39

 Best Quarter         Worst Quarter
    21.18%               -17.35%
(4th Qtr 1998)       (3rd Qtr 2002)

                               PERFORMANCE TABLES
                         (AVERAGE ANNUAL TOTAL RETURNS
                    FOR THE PERIODS ENDED DECEMBER 31, 2002)

                                                 5        SINCE
                          1 YEAR    3 YEARS    YEARS    INCEPTION*
                          -------   -------   -------   ----------
500 Stock Index Fund--
 Class I Shares (Return
 before taxes)            -22.39%   -14.94%   -1.02%       1.69%*
 Return before taxes
   (after 3/1/99)         -22.39%   -14.94%      N/A      -7.69%
 Return after taxes on
   distributions          -22.75%   -15.37%      N/A      -8.12%
 Return after taxes on
   distributions and
   sale of fund shares    -13.74%   -11.62%      N/A      -6.09%
S&P 500 Index (Reflects
 no deductions for fees,
 expenses, or taxes)      -22.10%   -14.55%   -0.59%       2.08%

*Class I shares of the Fund were offered beginning March 1, 1999. The information for prior periods represents performance of the Fund's predecessor commingled fund which was offered beginning June 2, 1997.

 After-tax performance is provided for periods after the Fund's registration date--March 1, 1999.

 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

 After-tax returns are shown for Class I Shares only. After-tax returns for other classes will vary.

                                                   SINCE
                             1 YEAR    3 YEARS   INCEPTION*
                             -------   -------   ----------
500 Stock Index Fund--
 Class II Shares             -22.17%   -14.75%     -8.78%
S&P 500 Index (Reflects no
 deductions for fees,
 expenses, or taxes)         -22.10%   -14.55%     -8.41%

*Class II Shares of the Fund were offered beginning April 5, 1999.

Note: Fund performance is expected to differ from the Fund's benchmark due to fees, expenses and cash flows.

Broad Market Index Fund

INVESTMENT OBJECTIVE--To offer long-term capital growth by approximating the performance of the Wilshire 5000 Total Market Index.

PRINCIPAL INVESTMENT STRATEGY--To invest in a sampling of stocks that is selected and weighted to seek to result in investment characteristics comparable to those of the Wilshire 5000 Total Market Index and performance that correlates with the performance of that index.

PRINCIPAL RISKS--The Fund is expected to have the same volatility as the U.S. stock market as a whole. Additionally, the Wilshire 5000 Total Market Index includes small- and mid-capitalization companies whose stocks tend to have more price volatility than those of larger companies.

PERFORMANCE INFORMATION--The bar chart and performance tables below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not indicate how the Fund will perform in the future.

For periods before March 1, 1999, when the Fund began, the performance shown is of a commingled fund that had the same investment objectives and policies and was advised by an affiliate of the Fund's adviser. This past performance has been adjusted to reflect current expenses of the Class I shares of the Fund. The commingled fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the commingled fund's performance may have been lower.

This bar chart shows changes in the performance of the Broad Market Index Fund's Class I shares from year to year.

[BROAD MARKET INDEX FUND BAR CHART]

1995                                                          35.09
1996                                                          20.75
1997                                                          30.82
1998                                                          22.65
1999                                                          23.43
2000                                                         -10.78
2001                                                                            -11.87
2002                                                                            -21.62

 Best Quarter        WORST QUARTER
    21.42%              -16.86%
(4TH QTR 1998)      (3RD QTR 2002)

                               PERFORMANCE TABLES
                         (AVERAGE ANNUAL TOTAL RETURNS
                    FOR THE PERIODS ENDED DECEMBER 31, 2002)

                                                 5        SINCE
                          1 YEAR    3 YEARS    YEARS    INCEPTION*
                          -------   -------   -------   ----------
Broad Market Index Fund
 Class I Shares (Return
 before taxes)            -21.62%   -14.90%   -1.38%       8.63%*
 Return before taxes
   (after 3/1/99)         -21.62%   -14.90%      N/A      -6.75%
 Return after taxes on
   distributions          -21.65%   -15.56%      N/A      -7.44%
 Return after taxes on
   distributions and
   sale of fund shares    -13.28%   -11.53%      N/A      -5.33%
Wilshire 5000 Total
 Market Index
 (Reflects no deductions
 for fees, expenses, or
 taxes)                   -20.86%   -14.33%   -0.87%       9.17%

*Class I shares of the Fund were offered beginning March 1, 1999. The information for prior periods represents performance of the Fund's predecessor commingled fund which was offered beginning October 1, 1994.

 After-tax performance is provided for periods after the Fund's registration date--March 1, 1999.

 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I Shares only. After-tax returns for other classes will vary.

                                               SINCE
                         1 YEAR    3 YEARS   INCEPTION*
                         -------   -------   ----------
Broad Market Index Fund
 Class II Shares         -21.39%   -14.74%     -7.81%
Wilshire 5000 Total
 Market Index
 (Reflects no
 deductions for fees,
 expenses, or taxes)     -20.86%   -14.33%     -7.47%

*Class II Shares of the Fund were offered beginning April 5, 1999.

Note: Fund performance is expected to differ from the Fund's benchmark due to sampling techniques used in portfolio construction, fees, expenses and cash flows.

Mid/Small Company Index Fund

INVESTMENT OBJECTIVE--To offer long-term capital growth by approximating the performance of the Wilshire 4500 Index.

PRINCIPAL INVESTMENT STRATEGY--To invest in a sampling of securities that is selected and weighted to seek to result in investment characteristics comparable to those of the Wilshire 4500 Index and performance that correlates with the performance of that index.

PRINCIPAL RISKS--The Wilshire 4500 is composed entirely of small- and mid-capitalization companies, whose stocks tend to have greater price volatility than those of larger companies.

PERFORMANCE INFORMATION--The bar chart and performance tables below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not indicate how the Fund will perform in the future.

For periods before March 1, 1999, when the Fund began operating, the performance shown is of a commingled fund that had the same investment objectives and policies and was advised by an affiliate of the Fund's adviser. This past performance has been adjusted to reflect current expenses of the Class I shares of the Fund. The commingled fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the commingled fund's performance may have been lower.

This bar chart shows changes in the performance of the Mid/Small Company Index Fund's Class I shares from year to year.

[MID/SMALL COMPANY INDEX FUND BAR CHART]

1998                                                          7.28
1999                                                         33.08
2000                                                        -14.91
2001                                                         -9.90
2002                                                        -18.41

 Best Quarter        WORST QUARTER
    29.62%              -21.31%
(4TH QTR 1999)      (3RD QTR 2001)

                               PERFORMANCE TABLES
                         (AVERAGE ANNUAL TOTAL RETURNS
                    FOR THE PERIODS ENDED DECEMBER 31, 2002)

                                       3         5        SINCE
                          1 YEAR     YEARS     YEARS    INCEPTION*
                          -------   -------   -------   ----------
Mid/Small Company Index
 Fund Class I Shares
 (Return before taxes)    -18.41%   -14.48%   -2.24%       1.00%*
 Return before taxes
   (after 3/1/99)         -18.41%   -14.48%      N/A      -3.24%
 Return after taxes on
   distributions          -18.41%   -14.84%      N/A      -3.68%
 Return after taxes on
   distributions and
   sale of fund shares    -11.31%   -11.25%      N/A      -2.66%
Wilshire 4500 Index
 (Reflects no deductions
 for fees, expenses, or
 taxes)                   -17.70%   -14.43%   -1.54%       1.75%

*Class I shares of the Fund were offered beginning March 1, 1999. The information for prior periods represents performance of the Fund's predecessor commingled fund which was offered beginning June 2, 1997. After-tax performance is provided for periods after the Fund's registration date--March 1, 1999.

 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

 After-tax returns are shown for Class I Shares only. After-tax returns for other classes will vary.

                               1         3        SINCE
                              YEAR     YEARS    INCEPTION*
                             ------   -------   ----------
Mid/Small Company Index
 Fund Class II Shares        -18.30%  -14.31%    -4.15%
Wilshire 4500 Index
 (Reflects no deduction for
 fees, expenses, or taxes)   -17.70%  -14.43%    -4.16%

*Class II shares of the Fund were offered beginning April 5, 1999.

Note: Fund performance is expected to differ from the Fund's benchmark due to sampling techniques used in portfolio construction, fees, expenses and cash flows.

Overseas Equity Index Fund

INVESTMENT OBJECTIVE--To offer long-term capital growth and diversification by approximating the performance of the Morgan Stanley Capital International (MSCI) Europe, Australasia Far East (EAFE) Free Index.

PRINCIPAL INVESTMENT STRATEGY--To invest in a sampling of securities that is selected and weighted to seek to result in investment characteristics comparable to those of the MSCI EAFE Free Index and performance that correlates with the performance of that index.

PRINCIPAL RISKS--The Fund is subject to the special risks of international investing. These include: accounting and financial reporting standards that may differ from those used in the U.S.; less supervision of stock exchanges and brokers; the risk of foreign currency values changing relative to the U.S. dollar; higher transaction costs of non-U.S. markets; and the risk that political events or financial problems will weaken a particular country's economy. Also, the Fund may invest in less-developed markets where these risks can be more substantial.

PERFORMANCE INFORMATION--The bar chart and performance tables below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not indicate how the Fund will perform in the future.

For periods before March 1, 1999, when the Fund began operating, the performance shown is of a commingled fund that had the same investment objectives and policies and was advised by an affiliate of the Fund's adviser. This past performance has been adjusted to reflect current expenses of the Class I shares of the Fund. The commingled fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the commingled fund's performance may have been lower.

This bar chart shows changes in the performance of the Overseas Equity Index Fund's Class I shares from year to year.

[OVERSEAS EQUITY INDEX FUND BAR CHART]

1998                                                          19.79
1999                                                          26.25
2000                                                         -15.21
2001                                                         -21.77
2002                                                         -16.73

 Best Quarter        Worst Quarter
    20.05%              -19.92%
(4th Qtr 1998)      (3rd Qtr 2002)

                               PERFORMANCE TABLES
                         (AVERAGE ANNUAL TOTAL RETURNS
                    FOR THE PERIODS ENDED DECEMBER 31, 2002)

                                                 5        SINCE
                          1 YEAR    3 YEARS    YEARS    INCEPTION*
                          -------   -------   -------   ----------
Overseas Equity Index
 Fund Class I Shares
 (Return before taxes)    -16.73%   -17.95%   -3.54%      -3.98%*
 Return before taxes
   (after 3/1/99)         -16.73%   -17.95%      N/A      -8.26%
 Return after taxes on
   distributions          -17.21%   -18.61%      N/A      -9.02%
 Return after taxes on
   distributions and
   sale of fund shares    -10.17%   -13.75%      N/A      -6.49%
MSCI EAFE Free Index
 (Reflects no deductions
 for fees, expenses, or
 taxes)                   -15.66%   -17.00%     2.64      -2.98%

*Class I shares of the Fund were offered beginning March 1, 1999. The information for prior periods represents performance of the Fund's predecessor commingled fund which was offered beginning June 2, 1997. After-tax performance is provided for periods after the Fund's registration date--March 1, 1999.

 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

 After-tax returns are shown for Class I shares only. After-tax returns for other classes will vary.

                                                SINCE
                          1 YEAR    3 YEARS   INCEPTION*
                          -------   -------   ----------
Overseas Equity Index
 Fund Class II Shares     -16.59%   -17.77%     -9.34%
MSCI EAFE Free Index
 (Reflects no deductions
 for fees, expenses, or
 taxes)                   -15.66%   -17.00%     -8.50%

*Class II shares of the Fund were offered beginning April 5, 1999.

Note: Fund performance is expected to differ from the Fund's benchmark due to sampling techniques used in portfolio construction, fees, expenses, and cash flows.

THE MODEL PORTFOLIO FUNDS
--------------------------------------------------------------------------------

As a group, the Model Portfolio Savings Oriented, Model Portfolio Conservative Growth, Model Portfolio Traditional Growth, Model Portfolio Long-Term Growth and Model Portfolio All-Equity Growth Funds are known as the Model Portfolio Funds. Each of these Funds invests in certain other Vantagepoint Funds rather than investing directly in a portfolio of securities. Each Model Portfolio Fund has a different degree of potential risk and reward and is diversified among various Vantagepoint Funds in differing allocations. Each Model Portfolio Fund follows the basic strategies described below.

ASSET ALLOCATION--The allocation of each Model Portfolio Fund among underlying Vantagepoint Funds and the asset classes they represent has been established by Vantagepoint Investment Advisers, LLC ("VIA") in its capacity as investment adviser to each Fund, under the supervision of the Board of Directors.

CHANGES TO THE UNDERLYING FUNDS--Any changes made in the underlying Funds, such as changes in investment objectives, may affect the performance of the Model Portfolio Funds that invest in the underlying Funds. VIA may alter the asset or fund-level allocation of a Model Portfolio Fund at its discretion.

REBALANCING--If one component of a particular Model Portfolio Fund outperforms another component over any given time period, the Model Portfolio Fund will become "out of balance." For example, if the stock component of a Model Portfolio Fund outperforms the bond portion, the allocation of the stock portion will increase beyond the predetermined allocation. A material change in the predetermined allocation could affect both the level of risk and the potential for gain or loss.

VIA monitors the performance and underlying Fund allocation of each Model Portfolio Fund. From time to time, it will be necessary to transfer assets from one underlying Fund to another in order to rebalance any or all of the Model Portfolio Funds.

The Model Portfolio Funds and their investment objectives and performance history are as follows:

Model Portfolio Savings Oriented Fund

INVESTMENT OBJECTIVE--To offer capital preservation, reasonable current income, and some capital growth while limiting risk.

PRINCIPAL INVESTMENT STRATEGY--To seek to invest 75% of the Fund's assets in fixed income funds and 25% of the Fund's assets in stock funds by investing in the following Vantagepoint Funds in the target percentages indicated:

Income Preservation Fund                  65%
US Government Securities Fund             10%
Equity Income Fund                        10%
Growth & Income Fund                      10%
International Fund                         5%

PRINCIPAL RISKS--The Fund is subject to interest rate risk, and, to a lesser extent, the general risks of investing in the domestic and international stock markets.

PERFORMANCE INFORMATION--The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not indicate how the Fund will perform in the future.

For periods before December 4, 2000, when the Fund began operating, the performance shown is of a commingled fund that had the same investment objectives and policies and was advised by an affiliate of the Fund's adviser. This past performance has been adjusted to reflect current expenses of the Fund. The commingled fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the commingled fund's performance may have been lower.

This bar chart shows changes in the performance of the Model Portfolio Savings Oriented Fund from year to year:

[SAVINGS ORIENTED FUND BAR CHART]

1996                                                          8.75
1997                                                         11.70
1998                                                          9.18
1999                                                          4.92
2000                                                          6.43
2001                                                          2.81
2002                                                         -1.38

 Best Quarter          Worst Quarter
     4.77%                -3.38%
(4th Qtr 1998)        (3rd Qtr 2002)

                               PERFORMANCE TABLE
                         (AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDED DECEMBER 31, 2002)

                                      3         5        SINCE
                         1 YEAR     YEARS     YEARS    INCEPTION*
                         -------   -------   -------   ----------
Model Portfolio Savings
 Oriented Fund (Return
 before taxes)            -1.38%    2.57%     4.33%      6.65%*
 Return before taxes
   (after 12/4/2000)      -1.38%      N/A       N/A      1.38%
 Return after taxes on
   distributions          -2.52%      N/A       N/A     -0.92%
 Return after taxes on
   distributions and
   sale of fund shares    -0.85%      N/A       N/A      0.18%
Custom Benchmark
 (Reflects no
 deductions for fees,
 expenses, or taxes)**    -3.04%   -0.30%     3.49%      6.05%
30-Day U.S. Treasury
 Bill (Reflects no
 deductible for fees,
 expenses, or taxes)       1.65%    3.77%     4.17%      4.61%
Lehman Brothers
 Aggregate Bond Index
 (Reflects no
 deductions for fees,
 expenses, or taxes)      10.27%   10.10%     7.54%      8.44%
Wilshire 5000 Total
 Market Index (Reflects
 no deductions for
 fees, expenses, or
 taxes)                  -20.86%   -14.37%   -0.87%      9.39%
MSCI EAFE Index
 (Reflects no
 deductions for fees,
 expenses, or taxes)     -15.66%   -17.00%   -2.61%      1.24%

 *Shares of the Fund were offered beginning December 4, 2000. The information for prior periods represents performance of the Fund's predecessor commingled fund which was offered beginning February 9, 1995. After-tax performance is provided for periods after the Fund's registration date--December 4, 2000.

**65% 30-Day U.S. Treasury Bill Index/10% Lehman Brothers Aggregate Bond
  Index/20% Wilshire 5000 Total Market Index/5% MSCI EAFE Index.

  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In calendar year 2001, the Fund elected pursuant to Section 311 of the Tax Reform Act of 1997 to recognize the capital gains on its appreciated portfolio securities. The Fund distributed the gains associated with this election before the Fund offered its shares to taxable investors. The election was a one time tax event, and does not reflect the Fund's normal or expected tax experience going forward. Accordingly, the after-tax returns shown in the table above do not include those capital gains. If the capital gains were included, the Fund's after-tax returns would be lower.

Model Portfolio Conservative Growth Fund

INVESTMENT OBJECTIVE--To offer reasonable current income and capital preservation, with modest potential for capital growth.

PRINCIPAL INVESTMENT STRATEGY--To seek to invest 60% of the Fund's assets in fixed income funds and 40% of the Fund's assets in stock funds by investing in the following Vantagepoint Funds in the target percentages indicated:

Income Preservation Fund                  50%
Core Bond Index Fund                      10%
Equity Income Fund                        10%
Growth & Income Fund                      10%
Growth Fund                                8%
Aggressive Opportunities Fund              5%
International Fund                         7%

PRINCIPAL RISKS--The Fund is subject to interest rate risk, and, to a lesser extent, the general risks of investing in the domestic and international stock markets.

PERFORMANCE INFORMATION--The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not indicate how the Fund will perform in the future.

For periods before December 4, 2000, when the Fund began operating, the performance shown is of a commingled fund that had the same investment objectives and policies and was advised by an affiliate of the Fund's adviser. This past performance has been adjusted to reflect current expenses of the Fund. The commingled fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the commingled fund's performance may have been lower.

This bar chart shows changes in the performance of the Model Portfolio Conservative Growth Fund from year to year:

[CONSERVATIVE GROWTH FUND BAR CHART]

1997                                                          14.97
1998                                                          11.82
1999                                                          8.88
2000                                                          4.70
2001                                                          0.09
2002                                                         -6.66

 Best Quarter          Worst Quarter
     8.61%                -6.27%
(4th Qtr 1998)        (3rd Qtr 2002)

                               PERFORMANCE TABLE
                         (AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDED DECEMBER 31, 2002)

                                      3         5        SINCE
                         1 YEAR     YEARS     YEARS    INCEPTION*
                         -------   -------   -------   ----------
Model Portfolio
 Conservative Growth
 Fund (Return before
 taxes)                   -6.66%   -0.73%     3.56%         5.98%*
 Return before taxes
   (after 12/4/2000)      -6.66%      N/A       N/A        -2.34%
 Return after taxes on
   distributions          -7.66%      N/A       N/A        -4.77%
 Return after taxes on
   distributions and
   sale of fund shares    -4.09%      N/A       N/A        -2.78%
Custom Benchmark
 (Reflects no
 deductions for fees,
 expenses, or taxes)**    -6.49%   -3.02%     2.84%         5.32%
30-Day U.S. Treasury
 Bill (Reflects no
 deductions for fees,
 expenses, or taxes)       1.65%    3.77%     4.17%         4.45%
Lehman Brothers
 Aggregate Bond Index
 (Reflects no
 deductions for fees,
 expenses, or taxes)      10.27%   10.10%     7.54%         7.84%
Wilshire 5000 Total
 Market Index (Reflects
 no deductions for
 fees, expenses, or
 taxes)                  -20.86%   -14.37%   -0.87%         5.58%
MSCI EAFE Index
 (Reflects no
 deductions for fees,
 expenses, or taxes)     -15.66%   -17.00%   -2.61%        -1.17%

 *Shares of the Fund were offered beginning December 4, 2000. The information for prior periods represents performance of the Fund's predecessor commingled fund which was offered beginning April 1, 1996. After-tax performance is provided for periods after the Fund's registration date--December 4, 2000.

**50% 30-Day U.S. Treasury Bill Index/10% Lehman Brothers Aggregate Bond
  Index/35% Wilshire 5000 Index/5% MSCI EAFE Index.

  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In calendar year 2001, the Fund elected pursuant to Section 311 of the Tax Reform Act of 1997 to recognize the capital gains on its appreciated portfolio securities. The Fund distributed the gains associated with this election before the Fund offered its shares to taxable investors. The election was a one time tax event, and does not reflect the Fund's normal or expected tax experience going forward. Accordingly, the after-tax returns shown in the table above do not include those capital gains. If the capital gains were included, the Fund's after-tax returns would be lower.

Model Portfolio Traditional Growth Fund

INVESTMENT OBJECTIVE--To offer moderate capital growth and reasonable current income.


PRINCIPAL INVESTMENT STRATEGY--To seek to invest 40% of the Fund's assets in fixed income funds and 60% of the Fund's assets in stock funds by investing in the following Vantagepoint Funds in the target percentages indicated:



Income Preservation Fund                  30%
Core Bond Index Fund                      10%
Equity Income Fund                        10%
Growth & Income Fund                      15%
Growth Fund                               15%
Aggressive Opportunities Fund             10%
International Fund                        10%


PRINCIPAL RISKS--The Fund is subject to general risks of investing in the domestic and international stock markets and, to a lesser extent, interest rate risk.

PERFORMANCE INFORMATION--The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not indicate how the Fund will perform in the future.

For periods before December 4, 2000, when the Fund began operating, the performance shown is of a commingled fund that had the same investment objectives and policies and was advised by an affiliate of the Fund's adviser. This past performance has been adjusted to reflect current expenses of the Fund. The commingled fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the commingled fund's performance may have been lower.

This bar chart shows changes in the performance of the Model Portfolio Traditional Growth Fund from year to year:
[TRADITIONAL GROWTH FUND CHART]

1997                                                          17.76
1998                                                          14.10
1999                                                          15.17
2000                                                           2.47
2001                                                          -3.62
2002                                                         -12.64

 Best Quarter          Worst Quarter
    13.11%                -10.40%
(4th Qtr 1998)        (3rd Qtr 2001)

                               PERFORMANCE TABLE
                         (AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDED DECEMBER 31, 2002)

                                                 5        SINCE
                          1 YEAR    3 YEARS    YEARS    INCEPTION*
                          -------   -------   -------   ----------
Model Portfolio
 Traditional Growth Fund
 (Return before taxes)    -12.64%    -4.80%    2.54%      5.84%*
 Return before taxes
   (after 12/4/2000)      -12.64%       N/A      N/A     -6.87%
 Return after taxes on
   distributions          -13.29%       N/A      N/A     -9.25%
 Return after taxes on
   distributions and
   sale of fund shares     -7.77%       N/A      N/A     -6.19%
Custom Benchmark
 (Reflects no deductions
 for fees, expenses, or
 taxes)**                 -10.75%    -6.81%    1.75%      5.22%
30-Day U.S. Treasury
 Bill (Reflects no
 deductions for fees,
 expenses, or taxes)        1.65%     3.77%    4.17%      4.45%
Lehman Brothers
 Aggregate Bond Index
 (Reflects no deductions
 for fees, expenses, or
 taxes)                    10.27%    10.10%    7.54%      7.84%
Wilshire 5000 Total
 Market Index (Reflects
 no deductions for fees,
 expenses, or taxes)      -20.86%   -14.37%   -0.87%      5.58%
MSCI EAFE Index
 (Reflects no deductions
 for fees, expenses, or
 taxes)                   -15.66%   -17.00%   -2.61%      1.17%

 *Shares of the Fund were offered beginning December 4, 2000. The information for prior periods represents performance of the Fund's predecessor commingled fund which was offered beginning April 1, 1996. After-tax performance is provided for periods after the Fund's registration date--December 4, 2000.

**30% 30-Day U.S. Treasury Bill Index/10% Lehman Aggregate Bond Index/50%
  Wilshire 5000 Total Market Index/10% MSCI EAFE Index.

  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In calendar year 2001, the Fund elected pursuant to Section 311 of the Tax Reform Act of 1997 to recognize the capital gains on its appreciated portfolio securities. The Fund distributed the gains associated with this election before the Fund offered its shares to taxable investors. The election was a one time tax event, and does not reflect the Fund's normal or expected tax experience going forward. Accordingly, the after-tax returns shown in the table above do not include those capital gains. If the capital gains were included, the Fund's after-tax returns would be lower.

Model Portfolio Long-Term Growth Fund

INVESTMENT OBJECTIVE--To offer high long-term capital growth and modest current income.

PRINCIPAL INVESTMENT STRATEGY--To seek to invest 20% of the Fund's assets in fixed income funds and 80% of the Fund's assets in stock funds by investing in the following Vantagepoint Funds in the target percentages indicated:


Core Bond Index Fund                      20%
Equity Income Fund                        13%
Growth & Income Fund                      20%
Growth Fund                               20%
Aggressive Opportunities Fund             15%
International Fund                        12%


PRINCIPAL RISKS--The Fund is subject to the general risks of investing in the domestic and international stock markets and to a lesser extent, interest rate risk.

PERFORMANCE INFORMATION--The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not indicate how the Fund will perform in the future.

For periods before December 4, 2000, when the Fund began operating, the performance shown is of a commingled fund that had the same investment objectives and policies and was advised by an affiliate of the Fund's adviser. This past performance has been adjusted to reflect current expenses of the Fund. The commingled fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the commingled fund's performance may have been lower.

This bar chart shows changes in the performance of the Model Portfolio Long-Term Growth Fund from year to year:

[LONG-TERM GROWTH FUND CHART]

1997                                                          17.28
1998                                                          14.86
1999                                                          28.53
2000                                                          -0.86
2001                                                          -7.15
2002                                                         -18.01

 Best Quarter          Worst Quarter
    20.10%                -14.27%
(4th Qtr 1999)        (3rd Qtr 2001)

                               PERFORMANCE TABLE
                         (AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDED DECEMBER 31, 2002)

                                                 5        SINCE
                          1 YEAR    3 YEARS    YEARS    INCEPTION*
                          -------   -------   -------   ----------
Model Portfolio Long-
 Term Growth Fund
 (Return before taxes)    -18.01%    -8.95%    2.19%       5.72%*
 Return before taxes
   (after 12/4/2000)      -18.01%       N/A      N/A     -10.95%
 Return after taxes on
   distributions          -18.46%       N/A      N/A     -13.32%
 Return after taxes on
   distributions and
   sale of fund shares    -11.05%       N/A      N/A      -9.23%
Custom Benchmark
 (Reflects no deductions
 for fees, expenses, or
 taxes)**                 -14.20%   -10.02%    0.88%       5.34%
Lehman Brothers
 Aggregate Bond Index
 (Reflects no deductions
 for fees, expenses, or
 taxes)                    10.27%    10.10%    7.54%       7.84%
Wilshire 5000 Total
 Market Index (Reflects
 no deductions for fees,
 expenses, or taxes)      -20.86%    14.37%   -0.87%       5.58%
MSCI EAFE Index
 (Reflects no deductions
 for fees, expenses, or
 taxes)                   -15.66%   -17.00%   -2.61%      -1.17%

 *Shares of the Fund were offered beginning December 4, 2000. The information shown for prior periods represents performance of the Fund's predecessor commingled fund which was offered beginning April 1, 1996. After-tax performance is provided for periods after the Fund's registration date--December 4, 2000.

**20% Lehman Brothers Aggregate Bond Index/65% Wilshire 5000 Total Market
  Index/15% MSCI EAFE Index.

  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In calendar year 2001, the Fund elected pursuant to Section 311 of the Tax Reform Act of 1997 to recognize the capital gains on its appreciated portfolio securities. The Fund distributed the gains associated with this election before the Fund offered its shares to taxable investors. The election was a one time tax event, and does not reflect the Fund's normal or expected tax experience going forward. Accordingly, the after-tax returns shown in the table above do not include those capital gains. If the capital gains were included, the Fund's after-tax returns would be lower.

Model Portfolio All-Equity Growth Fund

INVESTMENT OBJECTIVE--To offer high long-term capital growth.

PRINCIPAL INVESTMENT STRATEGY--To invest, under normal circumstances, 100% in stock funds by investing in the following Vantagepoint Funds whose assets are invested, under normal circumstances, at least 80% in equity securities, in the target percentages indicated:


Equity Income Fund                        15%
Growth & Income Fund                      20%
Growth Fund                               30%
Aggressive Opportunities Fund             20%
International Fund                        15%


PRINCIPAL RISKS--The Fund is subject to the general risks of investing in the domestic and international stock markets. Additionally, the Fund's investment in growth stock funds may expose it to greater price volatility over the short term.

PERFORMANCE INFORMATION--The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not indicate how the Fund will perform in the future.

For periods before December 4, 2000 when the Fund began operating, the performance shown is of a commingled fund that had the same investment objectives and policies and was advised by an affiliate of the Fund's adviser. This past performance has been adjusted to reflect current expenses of the Fund. The commingled fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the commingled fund's performance may have been lower.
[ALL EQUITY GROWTH FUND CHART]

2001                                                          -11.13
2002                                                          -24.07

 Best Quarter          Worst Quarter
    15.46%                -18.85%
(4th Qtr 2001)        (3rd Qtr 2001)

                               PERFORMANCE TABLE
                         (AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDED DECEMBER 31, 2002)

                                             SINCE
                                1 YEAR     INCEPTION*
                                -------   ------------
Model Portfolio All-Equity
 Growth Fund (Return before
 taxes)                         -24.07%    -17.87%*
 Return before taxes (after
   12/4/2000)                   -24.07%     -15.86%
 Return after taxes
   on distributions             -24.19%     -17.92%
 Return after taxes and
   distributions and sale of
   fund shares                  -14.78%     -12.87%
 Custom Benchmark (Reflects no
   deductions for fees,
   expenses, or taxes)**        -19.79%     -18.21%
 Wilshire 5000 Total Market
   Index (Reflects no
   deductions for fees,
   expenses, or taxes)          -20.86%     -18.45%
 MSCI EAFE Index (Reflects no
   deductions for fees,
   expenses, or taxes)          -15.66%     -17.58%

 *Shares of the Fund were offered beginning December 4, 2000. The information for prior periods represents performance of the Fund's predecessor commingled fund which was offered beginning October 1, 2000. After-tax performance is provided for periods after the Fund's registration date -- December 4, 2000.

**80% Wilshire 5000 Total Market Index/20% MSCI EAFE Index.

  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In calendar year 2001, the Fund elected pursuant to Section 311 of the Tax Reform Act of 1997 to recognize the capital gains on its appreciated portfolio securities. The Fund distributed the gains associated with this election before the Fund offered its shares to taxable investors. The election was a one time tax event, and does not reflect the Fund's normal or expected tax experience going forward. Accordingly, the after-tax returns shown in the table above do not include those capital gains. If the capital gains were included, the Fund's after-tax returns would be lower.

FEE TABLES
--------------------------------------------------------------------------------

Fees and Expenses of the Funds

The purpose of the following tables is to help you understand the various costs that you, as a shareholder, will bear directly or indirectly when you invest in The Vantagepoint Funds.

Shareholder Transaction Expenses
(Fees Paid Directly From Your Investment)

Maximum Sales Charge
  (Load) Imposed on
  Purchases                     None
Maximum Deferred Sales
  Charge (Load)                 None
Maximum Sales Charge
  (Load) Imposed on
  Reinvested Dividends
  (and other
  Distributions)                None
Redemption Fee                $50.00*
Exchange Fee                   8.00*
Maximum Account Fee             None
Transaction Fee             See Below**

 *For Vantagepoint Elite investors, a redemption fee of $50 and an exchange fee of $8.00 will be charged on the redemption or exchange of shares from any of the Funds, except the Money Market Fund, held for less than one year. Exchanges from the Money Market Fund to any other Fund may be made without incurring the exchange fee. Redemptions of Money Market Fund shares held less than one year will be subject to a $30 redemption fee.

**For IRA and VantageCare Retirement Health Savings Plan investors, a transaction fee of 2% may be applied to the value of amounts withdrawn from the Income Preservation Fund, but only during certain periods. The fee on withdrawals will be applied only during periods when current yields of money market funds, as measured by the yield of the Vantagepoint Money Market Fund, exceed the current yield of the Income Preservation Fund. The fee will be removed at such time as the current yield of the Income Preservation Fund exceeds that of the Vantagepoint Money Market Fund by .25%, or 25 basis points.

The following table shows the annual operating expenses you may pay if you buy and hold shares of a Fund. These expenses, calculated as a percentage of average net assets, are deducted from Fund assets, and are factored into any quoted share price or investment return.

                         ANNUAL FUND OPERATING EXPENSES
                 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


                                      ADVISORY   SUBADVISER    OTHER      TOTAL
       ACTIVELY MANAGED FUNDS           FEE         FEES      EXPENSES   EXPENSES
       ----------------------         --------   ----------   --------   --------
Money Market                           0.10%       0.12%       0.42%      0.64%
Income Preservation                    0.10%       0.18%       0.55%      0.83%
US Government Securities               0.10%       0.10%       0.41%      0.61%
Asset Allocation                       0.10%       0.23%       0.42%      0.75%
Equity Income                          0.10%       0.41%       0.41%      0.92%
Growth & Income                        0.10%       0.32%       0.42%      0.84%
Growth                                 0.10%       0.40%       0.41%      0.91%
Aggressive Opportunities               0.10%       0.64%       0.44%      1.18%
International                          0.10%       0.53%       0.57%      1.20%

INDEX FUNDS++

Core Bond Index
Class I                                0.05%       0.02%       0.37%      0.44%
Class II **                            0.05%       0.02%       0.17%      0.24%

500 Stock Index
Class I                                0.05%       0.02%       0.38%      0.45%
Class II **                            0.05%       0.02%       0.18%      0.25%

Broad Market Index
Class I                                0.05%       0.02%       0.36%      0.43%
Class II **                            0.05%       0.02%       0.16%      0.23%

Mid/Small Co. Index
Class I                                0.05%       0.07%       0.40%      0.52%
Class II **                            0.05%       0.07%       0.20%      0.32%

Overseas Equity Index
Class I                                0.05%       0.10%       0.52%      0.67%
Class II **                            0.05%       0.10%       0.32%      0.47%

MODEL PORTFOLIO FUNDS***
Model Portfolio Savings Oriented       0.10%          --       0.92%      1.02%
Model Portfolio Conservative Growth    0.10%          --       0.91%      1.01%
Model Portfolio Traditional Growth     0.10%          --       0.94%      1.04%
Model Portfolio Long-Term Growth       0.10%          --       0.90%      1.00%
Model Portfolio All-Equity Growth      0.10%          --       1.07%      1.17%



  ++ These fees have been restated to reflect the elimination of the master-feeder structure for the Index Funds.
 ** Please see "Purchases, Exchanges, and Redemptions--Purchases" for the eligibility criteria for Class II shares.
*** Shareholders in the Model Portfolio Funds bear indirectly the expenses of the underlying Vantagepoint Funds in which they invest. The expense figure in the column labeled "Other Expenses" includes an estimate of this indirect expense, based upon each underlying Fund's current expense ratio.

Example

This example is intended to help you compare the cost of investing in The Vantagepoint Funds with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs or returns may be higher or lower, based on these assumptions your costs would be:

ACTIVELY MANAGED FUNDS                         1 YR*   3 YRS   5 YRS   10 YRS
----------------------                         -----   -----   -----   ------
Money Market                                   $ 66    $205    $358    $  800
Income Preservation                            $ 85    $266    $462    $1,029
US Government Securities                       $ 63    $196    $341    $  764
Asset Allocation                               $ 77    $241    $418    $  933
Equity Income                                  $ 94    $295    $511    $1,135
Growth & Income                                $ 86    $269    $468    $1,040
Growth                                         $ 93    $291    $506    $1,123
Aggressive Opportunities                       $121    $377    $652    $1,438
International                                  $123    $383    $663    $1,461

INDEX FUNDS
-----------
Core Bond Index
Class I                                        $ 45    $142    $247    $  555
Class II **                                    $ 25    $ 77    $135    $  306
500 Stock Index
Class I                                        $ 46    $145    $253    $  568
Class II **                                    $ 26    $ 81    $141    $  318
Broad Market Index
Class I                                        $ 44    $138    $241    $  543
Class II **                                    $ 24    $ 74    $130    $  293
Mid/Small Co. Index
Class I                                        $ 53    $167    $291    $  654
Class II **                                    $ 33    $103    $180    $  406
Overseas Equity Index
Class I                                        $ 79    $247    $429    $  957
Class II **                                    $ 58    $183    $319    $  715

MODEL PORTFOLIO FUNDS***
------------------------
Model Portfolio Savings Oriented               $105    $326    $566    $1,253
Model Portfolio Conservative Growth            $104    $323    $560    $1,241
Model Portfolio Traditional Growth             $107    $333    $577    $1,276
Model Portfolio Long-Term Growth               $103    $320    $555    $1,229
Model Portfolio All-Equity Growth              $120    $374    $647    $1,427

   * The following example shows the effect of redemption fees charged to Vantagepoint Elite shareholders for shares held for one year or less. Vantagepoint Elite shareholders purchase Class I Shares of the Index Funds.

Money Market                     $116     500 Stock Index Class I                $ 96
US Government Securities         $113     Broad Market Index Class I             $ 94
Asset Allocation                 $127     Mid/Small Co Index Class I             $103
Equity Income                    $144     Overseas Equity Index Class I          $129
Growth & Income                  $136     Model Portfolio Savings Oriented       $155
Growth                           $143     Model Portfolio Conservative Growth    $154
Aggressive Opportunities         $171     Model Portfolio Traditional Growth     $157
International                    $173     Model Portfolio Long-Term Growth       $153
Core Bond Index Class I          $ 97     Model Portfolio All-Equity Growth      $170

 ** Amounts shown are equivalent to the total expenses that will be paid by Class II shareholders. Please see "Purchases, Exchanges, and
    Redemptions--Purchases" for the eligibility criteria for Class II shares.

*** Reflects an estimate of the indirect expenses of the underlying Funds.

If you are investing through another financial institution or a retirement account, you may be subject to additional fees or expenses, such as plan administration fees. For more information, please refer to the program materials of that financial institution or retirement account for any special provisions, additional service features, or fees and expenses that may apply to your investment in a Fund.

INVESTMENT OBJECTIVES,
INVESTMENT POLICIES,
PRINCIPAL INVESTMENT STRATEGIES,
AND RELATED RISKS
--------------------------------------------------------------------------------


The Funds' investment adviser, VIA, manages the investment process by evaluating, selecting, and monitoring the subadvisers of each Fund. VIA also selects the underlying Vantagepoint Funds in which the Model Portfolio Funds invest.


For certain funds, VIA employs a multi-management strategy in which it manages the Fund using more than one subadviser. A multi-management strategy seeks to improve consistency of return over time by eliminating reliance on the results of a single subadviser. Therefore, where advantageous, VIA allocates Fund assets among multiple subadvisers practicing distinct and complementary investment strategies.

To construct a multi-managed Fund, VIA begins by identifying investment strategies that are compatible with a Fund's objective. Next, VIA seeks to identify individual subadvisers who have demonstrated expertise in the consistent execution of a specific investment strategy, and who complement the strategies of other potential subadvisers. Selected subadvisers are then integrated within a single Fund in weights that are expected to optimize return relative to risk. Because each subadviser selects securities that reflect its specific investment strategy, a multi-managed Fund may be more diversified than an individual subadviser's portfolio.

INVESTMENT OBJECTIVES AND POLICIES
----------------------------------------------------

The Funds have adopted certain investment policies and limitations. Those designated as "fundamental" in this prospectus or in the Statement of Additional Information cannot be changed without shareholder approval. Others may be changed at the discretion of the Board of Directors.

The descriptions that follow are designed to help you choose the Funds that best fit your investment objectives and tolerance for risk.

Actively Managed Funds

Money Market Fund


GENERAL DESCRIPTION AND GOALS--The Money Market Fund seeks current income, consistent with preservation of capital by investing, through an underlying fund, in specified money market instruments that meet the diversification maturity and credit quality provisions of Rule 2a-7 under the Investment Company Act of 1940.



INVESTMENT STRATEGY--The Money Market Fund invests substantially all of its assets in a registered money market mutual fund, the Short-Term Investments Co. Liquid Assets Portfolio, whose investment adviser is AIM Advisors, Inc. The underlying portfolio of the Short-Term Investments Co. Liquid Assets Portfolio consists of certificates of deposit of major U.S. banks, prime commercial paper, high quality short-term corporate obligations, and short-term U.S. Government and agency securities. The Fund's portfolio has an average maturity of less than 90 days.


INVESTMENT RISKS--The Fund seeks to maintain a constant NAV per share of $1.00. However, there is no guarantee that it will be able to do so.

Income Preservation Fund

GENERAL DESCRIPTION AND GOALS--The Income Preservation Fund seeks a high level of current income while preserving principal and seeking to maintain a stable NAV per share.


INVESTMENT STRATEGY--The Income Preservation Fund invests primarily in high-quality short-and intermediate-term fixed income securities. Such securities may include money market instru-ments that a rating agency has rated in one of its top two short-term ratings categories; government and agency securities issued by the U.S. or foreign entities; mortgage-backed securities; asset-backed securities; and corporate securities. The Fund can invest up to 10% of its assets in fixed income mutual funds that meet the Fund's credit and liquidity guidelines. The Fund may invest its assets in derivative instruments such as futures, options, options on futures and swap agreements if used for relative value, hedging and risk control, but cannot be used for speculation. Average duration of the Fund will normally range from 1.5 to 4.0 years.


The Fund will seek to maintain a stable NAV by purchasing wrapper agreements from financial institutions such as insurance companies and banks ("wrap providers") that a rating agency has rated in one of its top two primary rating categories. These agreements are designed to allow the Fund to maintain its NAV at $100.00. The agreements normally allow the Fund to offset daily market fluctuations in the value of its portfolio of fixed income securities and to value those securities at their book value. There is no guarantee that the wrapper agreements will in fact stabilize the NAV.

INVESTMENT RISKS--The Fund is subject to the general risks associated with price fluctuations of fixed income securities, as well as to the risk that the wrapper agreements it purchases will fail to achieve the goal of limiting fluctuations in the Fund's NAV. Wrap providers do not assume the credit risk associated with fixed income securities. Therefore, if the issuer of a security defaults on payment of principal or interest or has its credit rating downgraded, the Fund may have to sell such security quickly and at a price that may not reflect its book value, and the wrapper agreements will not shield the Fund from any resulting loss. Additionally, the wrapper agreements are not liquid investments.


The Fund may not be able to maintain a constant NAV if any government or self-regulatory agency determines that it is not appropriate to value the wrapper agreements as offsetting the market value fluctuations of its portfolio of fixed income securities. The staff of the SEC has inquired as to the valuation methodology for wrapper agreements commonly used by "stable value" mutual funds, including the Fund. In the event that the SEC determines that the valuation method currently utilized by "stable value" mutual funds is no longer an acceptable practice, the fair value of the wrapper agreements would be different and may result in an increase or decrease to the Fund's NAV.


The Fund is also exposed to the risk that a wrap provider may have its credit rating lowered or that a wrap provider may default on its obligations altogether. This would require the Fund to seek other suitable wrapper arrangements, which may not be readily available.

Criteria for selecting wrap providers include factors such as asset quality, both present and potential; capital adequacy; product mix; profitability; and competence of senior management. Also taken into consideration are ratings as to "claims paying ability" available through the major independent rating services (Moody's and Standard & Poor's).

INVESTMENT SUBADVISERS--The Fund is managed by multiple subadvisers:


Payden & Rygel Investment Counsel ("Payden & Rygel") Los Angeles, California, serves as a short-term bond manager. Brian Matthews, CFA and Managing Principal, serves as lead portfolio manager. Mr. Matthews began his investment career in 1983 and joined Payden & Rygel in 1986.



Pacific Investment Management Company, LLC ("PIMCO") Newport Beach, California, serves as a bond manager focusing on intermediate core-type fixed income securities. PIMCO seeks to add value through traditional sector and security selection across a wide range of security types. William H. Gross, Managing Director, Chief Investment Officer and founding member of PIMCO, has led a portfolio management team responsible for developing and implementing the Fund's investment strategy since the inception of the Fund. Pasi Hama Lainen serves as portfolio manager. [need 5 year business history]


Wellington Management Company, LLP ("Wellington Management") Boston, Massachusetts, serves as a bond manager focusing on core fixed income securities. Wellington Management seeks to add value through traditional sector and security selection across core-type securities. Valerie Diamond, CFA, serves as portfolio manager. Ms. Diamond began her investment career in 1982 and joined Wellington Management in 1992.

US Government Securities Fund

GENERAL DESCRIPTION AND GOALS--The US Government Securities Fund seeks to provide current income and appreciation consistent with the preservation of principal by investing primarily in Government debt and mortgage-backed securities. Investments will be combined to provide an intermediate-term maturity exposure.


INVESTMENT STRATEGY--The US Government Securities Fund invests at least 80% of its net assets in U.S. Treasury, U.S. Government, and U.S. Government sponsored agency securities, including mortgage-backed securities. The Fund may invest up to 60% of its assets in such mortgage-backed securities. The Fund may also invest in U.S. Treasury bond and note financial futures contracts to adjust duration exposure. The combination of fixed income securities and futures is intended to maintain average maturity exposure comparable to that of a fully invested intermediate-term bond portfolio.


INVESTMENT RISKS--The Fund is subject to interest rate risk, prepayment risk and spread risk (See "Risks of Investing in the Funds"). The Fund is expected to experience the volatility characteristics of an intermediate-term bond fund.


INVESTMENT SUBADVISER--Mellon Capital Management Corporation ("Mellon Capital"), San Francisco, California, seeks to match or exceed the performance of the Lehman Intermediate Government Index by investing primarily in U.S. Treasury, U.S. Government, and U.S. Government sponsored agency debt and mortgage-backed securities. Mellon Capital employs a team approach to managing the portfolio.


Asset Allocation Fund

GENERAL DESCRIPTION AND GOALS--The Asset Allocation Fund seeks long-term growth at a lower level of risk than an all-equity portfolio by tactically allocating among common stocks, U.S. Treasury securities, and short-term instruments in proportions determined by the subadviser based on relative expected returns and risk for each asset class.

INVESTMENT STRATEGY--The Asset Allocation Fund applies a tactical asset allocation strategy based on systematic assessment of quantifiable criteria such as expected long-term asset class returns, valuation measures, economic and monetary indicators, and financial market conditions.


The Fund's stock allocation is passively managed in a portfolio designed to approximate the performance of the S&P 500 Index. The Treasury allocation is passively managed to seek to approximate the investment characteristics and performance of the Lehman Brothers Long-Term U.S. Treasury Index. The cash allocation is invested in short-term instruments and is actively managed. Stock and Treasury exposure may be obtained or modified by using S&P 500 Index and U.S. Treasury note and bond futures contracts.


Allocation among asset classes typically changes gradually over time. Under normal circumstances, the Fund has 40% to 70% of its assets invested in common stocks, however, the stock allocation may range from 0-100% of Fund assets.

INVESTMENT RISKS--The Fund is subject to the general risks associated with stock market investing, as well as to interest rate risk.


INVESTMENT SUBADVISER--Mellon Capital, San Francisco, California, seeks to actively allocate the Fund's assets among stocks, long-term U.S. Treasury securities, and short-term instruments. Allocation changes are determined based on relative expected returns of the asset classes. Mellon Capital employs a team approach to managing the portfolio.


Equity Income Fund

GENERAL DESCRIPTION AND GOALS--The Equity Income Fund seeks long-term capital growth with consistency derived from current income by investing primarily in dividend-paying common stocks of well-established companies.


INVESTMENT STRATEGY--The Equity Income Fund seeks to invest primarily in the common stocks of companies that pay dividends at relatively high levels. The Fund may invest across companies of all sizes but generally focuses on larger capitalization companies, which tend to have the most stable long-term earnings and dividend-paying records. The Fund may also invest in the securities of foreign issuers. The Fund will invest, under normal circumstances, at least 80% of its net assets in equity securities.

The Fund incorporates several complementary portfolio management approaches. Each subadviser's specific strategy is described below.

INVESTMENT RISKS--While investment in the Fund involves risks, the Fund's emphasis on income is intended to result in less volatility over the long-term than is associated with other types of common stock funds. As a result of the Fund's income focus, certain sectors and/or industries may be emphasized. The Fund may exhibit greater sensitivity to certain economic factors (e.g., rising interest rates) than the general stock market.

Due to the Fund's emphasis on large-capitalization, dividend-paying companies, the Fund's volatility is expected to be equal to, or lower than that of the S&P 500 Index.

INVESTMENT SUBADVISERS--The Fund is managed by multiple subadvisers:

Barrow, Hanley, Mewhinney & Strauss, Inc. ("BHM&S"), Dallas, Texas, follows a value-oriented investment approach that stresses fundamental analysis in its process of individual stock selection. BHM&S employs a team approach to managing the portfolio.

T. Rowe Price Associates, Inc. ("T. Rowe Price"), Baltimore, Maryland, seeks to invest in securities that display above-market yield and below-market valuation with good prospects for capital appreciation and dividend growth. Brian C. Rogers, CFA and CIC, serves as portfolio manager. Mr. Rogers began his investment career in 1979 and joined T. Rowe Price in 1982.


Southeastern Asset Management, Inc. ("Southeastern"), Memphis, Tennessee, seeks to invest in financially strong, well managed companies whose stock prices are significantly below their business values. O. Mason Hawkins, CFA and G. Staley Cates, CFA head an investment team that manages the portfolio. Mr. Hawkins began his investment career in 1972 and joined Southeastern as a co-founder in 1975. Mr. Cates began his investment career in 1986 when he joined Southeastern.


Growth & Income Fund

GENERAL DESCRIPTION AND GOALS--The Growth & Income Fund seeks long-term capital growth by investing primarily in common stocks that offer the potential for capital appreciation and, secondarily, current income by investing in dividend-paying stocks.


INVESTMENT STRATEGY--The Growth & Income Fund focuses on large-capitalization companies whose stocks offer potential for price appreciation because of undervaluation, earnings growth, or both, and that may provide current dividend income. The Fund may also invest in the securities of foreign issuers.


The Fund incorporates several complementary portfolio management approaches. Each subadviser's specific strategy is described below.

INVESTMENT RISKS--The Fund is subject to all the general risks of investing in the stock market and is expected to exhibit the risk characteristics of a common stock portfolio.

INVESTMENT SUBADVISERS--The Fund is managed by multiple subadvisers:

Capital Guardian Trust Company ("Capital Guardian"), Los Angeles, California, uses a core style to invest in stocks of companies of any size that they believe have potential for growth that is not recognized by the market. Capital Guardian employs a multiple portfolio manager system in managing the portfolio.


T. Rowe Price, Baltimore, Maryland, uses fundamental research to identify firms that it believes to be well-established in their industries and have potential for above-average earnings. T. Rowe Price focuses on companies with leading market positions, seasoned management, and strong financial fundamentals. Larry
J. Puglia, CPA and CFA, serves as portfolio manager. Mr. Puglia began his investment career in 1989 and joined T. Rowe Price in 1990.



Wellington Management, Boston, Massachusetts, invests in large-capitalization companies that are selling at attractive prices relative to the market and that sell at below-average price-to-earnings multiples. John R. Ryan, CFA, serves as portfolio manager. Mr. Ryan began his investment career in 1981, when he joined Wellington Management.


Growth Fund

GENERAL DESCRIPTION AND GOALS--The Growth Fund seeks long-term growth of capital by investing primarily in common stocks believed to have above-average potential for growth. Current income is incidental to the overall objective.


INVESTMENT STRATEGY--The Growth Fund invests in common stocks of companies that its subadvisers believe to have prospects for above-average growth, with emphasis on stocks of seasoned medium-and large-capitalization firms. The Fund also includes smaller-capitalization stocks. The Fund may also invest in the securities of foreign issuers.


The Fund incorporates several complementary portfolio management approaches. Each subadviser's specific strategy is described below.

INVESTMENT RISKS--The Fund is subject to all of the general risks of investing in the stock market. Additionally, the Fund's growth stock investment strategy may expose it to a greater degree of price and earnings volatility than the stock market as a whole, particularly over shorter time periods, when other styles of investing outperform the growth style employed by the Fund.

INVESTMENT SUBADVISERS--The Fund is managed by multiple subadvisers:

Brown Capital Management, Inc. ("Brown"), Baltimore, Maryland, follows a growth-at-a-reasonable-price investment style that selects stocks of mid- to large-sized companies that it believes have the potential for superior earnings growth. Brown employs a team approach in managing the portfolio.

Fidelity Management & Research Company ("FMR"), Boston, Massachusetts, focuses on stocks of companies of all sizes whose earnings are expected to benefit from emerging trends. FMR Co., Inc. serves as a sub-subadviser and is primarily responsible for choosing investments for the Fund. Neal Miller serves as portfolio manager. Mr. Miller began his investment career in 1983 and joined FMR as a portfolio manager in 1988.

Peregrine Capital Management, Inc. ("Peregrine"), Minneapolis, Minnesota, seeks to invest in high quality, long-term growth companies that have quality fundamental characteristics and generally below-average debt that can produce long-term earnings growth and that offer the potential for superior returns on capital. John Dale, CFA, and Gary Nussbaum, CFA, serve as portfolio managers. Mr. Dale has been with Peregrine since 1987 and Mr. Nussbaum has been with Peregrine since 1990.

Tukman Capital Management, Inc. ("Tukman"), Larkspur, California, follows a contrarian investment style that focuses on stocks that it believes exhibit strong fundamentals and are currently undervalued due to investor neglect or anxiety. Melvin Tukman and Daniel Grossman serve as portfolio managers. Mr. Tukman began his investment career in 1970 and founded the firm in 1980. Mr. Grossman began his investment career in 1977 and joined Tukman in 1982.

Aggressive Opportunities Fund

GENERAL DESCRIPTION AND GOALS--The Aggressive Opportunities Fund seeks high long-term capital appreciation without emphasis on current income. The Fund invests primarily in the common stocks of small- to medium-capitalization U.S. and foreign companies.

INVESTMENT STRATEGY--The Aggressive Opportunities Fund invests in common stocks of companies that its subadvisers believe may offer unique prospects for capital appreciation. The Fund's investments may also include debt instruments, preferred stock, foreign stocks and bonds, convertible securities and derivatives. The subadvisers also may seek to hedge against foreign currency risks.

The Fund incorporates several complementary portfolio management approaches. Each subadviser's specific strategy is described below.

INVESTMENT RISKS--The Fund is subject to all of the general risks of investing in the stock market. The Fund is also exposed to the added volatility of returns for small- and medium-capitalization stocks as compared to the returns of larger-capitalization stocks and to the additional risks of investing in foreign securities. These risks include loss due to political, legal, regulatory, trading practices, limited availability of information, limited markets, differing accounting and financial reporting standards and operational uncertainty, as well as currency conversion factors. These risks can be greater in emerging markets. The Fund may also be subject to higher brokerage costs and certain tax consequences related to frequent trading.

INVESTMENT SUBADVISERS--The Fund is managed by multiple subadvisers:

Southeastern Asset Management, Inc. ("Southeastern"), Memphis, Tennessee, seeks to invest in financially strong, well-managed companies regardless of sector or country, that can be purchased at prices Southeastern believes are significantly below their current values. O. Mason Hawkins, CFA, and G. Staley Cates, CFA, head an investment team that manages the portfolio. Mr. Hawkins began his investment career in 1972 and joined Southeastern as co-founder in 1975. Mr. Cates began his investment career in 1986 when he joined Southeastern. Andrew McDermott, CFA also is a member of the team that manages this portfolio. Mr. McDermott joined Southeastern in 1998. Prior to joining Southeastern, Mr. McDermott was with JP Morgan from 1994 to 1998.



T. Rowe Price, Baltimore, Maryland, seeks to invest in small, fast-growing U.S. companies that T. Rowe Price believes have the potential for superior long-term performance. John H. Laporte, CFA, serves as portfolio manager. Mr. Laporte has been with T. Rowe Price since 1976 and has been managing investments since 1984.



Wellington Management, Boston, Massachusetts, seeks to invest in smaller U.S. and non-U.S. companies which may provide superior return opportunities. This means that such companies may be under-researched and undiscovered. Edward L. Makin and Jamie A. Rome, CFA, serve as portfolio managers. Mr. Makin has been with Wellington Management since 1994 and has more than 15 years of investment experience. Mr. Rome has been with Wellington Management since 1994 and also has more than 15 years of investment experience.


International Fund

GENERAL DESCRIPTION AND GOALS--The International Fund seeks long-term growth of capital by investing primarily in the common stocks of companies headquartered in developed countries outside of the United States. Current income is incidental to the overall objective.

INVESTMENT STRATEGY--The International Fund invests primarily in common stocks of companies headquartered in developed countries, including those in Europe, Asia, and the Far East. The Fund may also invest, to a lesser extent, in less developed markets in Asia, Europe, Latin America, and Africa and in U.S. securities. In addition to common stocks, the Fund may invest in other securities, including futures contracts, convertible securities, currency futures, bonds and domestic stocks.

The Fund incorporates several complementary portfolio management approaches. Each subadviser's specific strategy is described below.

INVESTMENT RISKS--The Fund is subject to all of the general risks of investing in the stock market. The Fund is also exposed to the additional risks of investing in foreign securities. These risks include loss due to political, legal, regulatory, and operational uncertainty, as well as currency conversion factors. These risks can be greater in emerging markets.

INVESTMENT SUBADVISERS--The fund is managed by multiple subadvisers:


Capital Guardian, Los Angeles, California, uses a core style to invest in stocks of companies of any size that it believes have potential for growth that is not recognized by the market. Capital Guardian employs a multiple portfolio manager system in managing the portfolio.



Artisan Partners Limited Partnership ("Artisan Partners"), Milwaukee, Wisconsin, seeks to achieve the Fund's investment objective of long-term capital growth and diversification by country, by using fundamental analysis to identify stocks of individual non-U.S. companies that Artisan Partners believes have sustainable growth, dominant industry positions, excellent management, attractive valuations and offer long-or short-term growth opportunities. Mark Yockey, CFA, a managing director of Artisan Partners, serves as portfolio manager. Mr. Yockey joined Artisan Partners in 1995 and has worked in the investment management industry since 1981.


Index Funds

Core Bond Index Fund


GENERAL DESCRIPTION AND GOALS--The Core Bond Index Fund seeks current income by investing in a portfolio that seeks to approximate the investment characteristics and performance of the Lehman Brothers Aggregate Bond Index, an index of Treasury, agency, and investment-grade corporate and mortgage obligations.

INVESTMENT STRATEGY--The Core Bond Index Fund invests in a sampling of securities contained in the Lehman Brothers Aggregate Bond Index.


INVESTMENT RISKS--The Fund is subject to interest rate risk. Market prices of fixed income securities fluctuate as interest rates change. Generally, the value of a bond moves in a direction opposite to that of interest rates and the greater the maturity of the bond, the greater the resulting change in value. Additionally, the Fund is subject to credit risk (defined under "Risks of Investing in the Funds").


INVESTMENT SUBADVISER--Mellon Capital, San Francisco, California, seeks to match or exceed the performance of the index underlying the Fund's benchmark. Mellon Capital uses a trading strategy that minimizes the impact of index additions and deletions while minimizing tracking error. Mellon Capital employs a team approach to managing the portfolio.


500 Stock Index Fund


GENERAL DESCRIPTION AND GOALS--The 500 Stock Index Fund seeks long-term capital growth and current income by investing in a portfolio that consists of all of the stocks in the S&P 500 Index weighted to seek to replicate the investment characteristics and performance of the index.



INVESTMENT STRATEGY--The 500 Stock Index Fund seeks to replicate the holdings of the S&P 500 Index.


INVESTMENT RISKS--The Fund is subject to the general risks of investing in the stock market, including the risk of price volatility particularly over the short term.


INVESTMENT SUBADVISER--Mellon Capital, San Francisco, California, seeks to match the performance of the index underlying the Fund's benchmark. Mellon Capital uses a trading strategy that minimizes the impact of index additions and deletions while minimizing tracking error. Mellon Capital employs a team approach to managing the portfolio.


Broad Market Index Fund

GENERAL DESCRIPTION AND GOALS--The Broad Market Index Fund seeks long-term capital growth and current income by investing in a portfolio that seeks to approximate the investment characteristics of the Wilshire 5000 Total Market Index, an index of all publicly traded U.S. stocks.


INVESTMENT STRATEGY--The Broad Market Index Fund invests in a sampling of securities that seeks to approximate the investment characteristics and performance of the Wilshire 5000 Total Market Index.



INVESTMENT RISKS--The Fund is subject to the general risks of investing in the stock market. Additionally, the Wilshire 5000 Total Market Index includes small- and mid-capitalization companies, whose stocks tend to have greater price volatility than those of larger companies.



INVESTMENT SUBADVISER--Mellon Capital, San Francisco, California, seeks to match the performance of the index underlying the Fund's benchmark. Mellon Capital uses a trading strategy that minimizes the impact of index additions and deletions while minimizing tracking error. Mellon Capital employs a team approach to managing the Portfolio.


Mid/Small Company Index Fund


GENERAL DESCRIPTION AND GOALS--The Mid/Small Company Index Fund seeks long-term capital growth by investing in a portfolio that seeks to approximate the investment characteristics and performance of the Wilshire 4500 Index, an index of small- and medium-capitalization companies.



INVESTMENT STRATEGY--The Mid/Small Company Index Fund invests in a sampling of securities contained in the Wilshire 4500 Index.



INVESTMENT RISKS--The Fund is subject to the general risks of investing in the stock market. Additionally, the Wilshire 4500 Index is comprised entirely of small- and mid-capitalization companies, whose stocks tend to have greater price volatility than those of larger U.S. stocks.



INVESTMENT SUBADVISER--Mellon Capital, San Francisco, California, seeks to match the performance of the index underlying the Fund's benchmark. Mellon Capital uses a trading strategy that minimizes the impact of index additions and deletions while minimizing tracking error. Mellon Capital employs a team approach to managing the portfolio.

Overseas Equity Index Fund


GENERAL DESCRIPTION AND GOALS--The Overseas Equity Index Fund seeks long-term capital growth and diversification across countries by investing in a portfolio that seeks to approximate the investment characteristics an index of non-U.S. stocks, companies in developed markets of the MSCI EAFE Free Index and performance.



INVESTMENT STRATEGY--The Overseas Equity Index Fund invests in a sampling of securities contained in the MSCI EAFE Free Index.


INVESTMENT RISKS--The Fund is subject to the general risks of investing in the stock market, as well as the special risks of international investing. These include: accounting and financial reporting standards that may differ from those used in the U.S.; less supervision of stock exchanges and brokers; the risk of foreign currency values changing relative to the U.S. dollar; higher transaction costs of non U.S. markets; and the risk that political events or financial problems will weaken a particular country's economy. Also, the Fund may invest in less-developed markets where these risks can be more substantial.


INVESTMENT SUBADVISER--Mellon Capital, San Francisco, California, seeks to match the performance of the index underlying the Fund's benchmark. Mellon Capital uses a trading strategy that minimizes the impact of index additions and deletions while minimizing tracking error. Mellon Capital employs a team approach to managing the portfolio.


Model Portfolio Funds

The five Vantagepoint Model Portfolio Funds are designed to provide investors with a complete investment program--asset allocation, fund selection, and rebalancing--in a single fund. The Model Portfolio Funds invest in other Vantagepoint Funds rather than investing directly in a portfolio of securities. Each Model Portfolio Fund seeks a different degree of potential risk and return by diversifying among various Vantagepoint Funds in differing allocations. All references to a Fund in this discussion are to The Vantagepoint Funds.


INVESTMENT RISKS--The proportionate amount invested by a Model Portfolio Fund in each underlying Fund is exposed to the same risks as that underlying Fund. For example, the portion of a Model Portfolio Fund that is invested in the Vantagepoint Growth & Income Fund bears the risks of an investment in that Fund. Please refer to the descriptions of the underlying Funds for a discussion of those risks.


Model Portfolio Savings Oriented Fund

GENERAL DESCRIPTION AND GOALS--To offer preservation of principal, reasonable current income, and some capital growth while limiting risk.


INVESTMENT STRATEGY--The Model Portfolio Savings Oriented Fund is designed to pursue conservation of principal, reasonable current income, and modest growth without undue risk. It attempts to achieve those objectives by emphasizing stable value and bond (fixed income) investments (75%), with the remainder invested in Funds featuring holdings in larger company stocks (20%) and international equities (5%). The Model Portfolio Savings Oriented Fund is comprised of investments in the following Funds:


                                         TARGET
                                         ------
Income Preservation Fund                  65%
US Government Securities Fund             10%
Equity Income Fund                        10%
Growth & Income Fund                      10%
International Fund                         5%


The fixed-income portion of the Model Portfolio Fund is anchored by a substantial position in the Income Presentation Fund which seeks a high level of current income while preserving principal and seeking to maintain a stable NAV per share.



While the principal objective of the Model Portfolio Fund is income and preservation of principal, exposure to U.S. Treasury and agency securities will cause its NAV to fluctuate somewhat in response to changes in interest rates. The Model Portfolio Fund's exposure to stocks is intended to provide slightly better protection against inflation than would a fund consisting only of stable value and fixed income securities; however, as with all mutual funds, the NAV of the Model Portfolio Fund will fluctuate.


SUITABILITY FOR INVESTORS--The Model Portfolio Savings Oriented Fund may be appropriate if you are seeking to preserve principal with some oppor-tunity for inflation protection and growth. The Model Portfolio Fund may be suitable if you have a low tolerance for price fluctuations or you wish to invest for the short term.


Model Portfolio Conservative Growth Fund

GENERAL DESCRIPTION AND GOALS--To offer reasonable current income and conservation of principal, with a modest emphasis on the potential for capital growth.

INVESTMENT STRATEGY--The Model Portfolio Conservative Growth Fund is comprised of investments in the following Funds:


                                         TARGET
                                         ------
Income Preservation Fund                  50%
Core Bond Index Fund                      10%
Equity Income Fund                        10%
Growth & Income Fund                      10%
Growth Fund                                8%
Aggressive Opportunities Fund              5%
International Fund                         7%



This Model Portfolio Fund has a moderately conservative asset allocation favoring current income enhanced with the potential for growth. It attempts to accomplish this by distributing assets between fixed-income investments (60%), the Income Preservation Fund component of which provides a consistent and market-like yield, and equities (40%), which provide the potential for greater growth.


The assets are further diversified within these two main asset categories. On the fixed income side, the stable value Income Preservation Fund and the Core Bond Index Fund complement each other by attempting to provide stable returns, consistent income, and broad access to the bond market. This combination offers the potential for a higher yield, but with more volatility, than an investment exclusively in the Income Preservation Fund.


The Equity Income Fund focuses on larger dividend-paying U.S. common stocks. The Growth & Income, Growth and Aggressive Opportunities Funds add the potential for growth in the stock portion of the Model Portfolio Fund. International equity exposure through investment in the International Fund adds diversification to the Model Portfolio Fund and may provide the potential for additional growth.



SUITABILITY FOR INVESTORS--The Model Portfolio Conservative Growth Fund may be a suitable investment if you seek a fairly predictable current income derived from a significant investment in the Income Preservation Fund but also desire the opportunity for higher returns without high volatility. Although less than half the Model Portfolio Fund is invested in stocks, you should be willing to accept short-term fluctuations or possible losses in the value of your investment. This Model Portfolio Fund could be appropriate if you intend to invest for the intermediate term.


Model Portfolio Traditional Growth Fund

GENERAL DESCRIPTION AND GOALS--To offer moderate capital growth and reasonable current income.

INVESTMENT STRATEGY--The Model Portfolio Traditional Growth Fund is comprised of investments in the following Funds:


                                         TARGET
                                         ------
Income Preservation Fund                  30%
Core Bond Index Fund                      10%
Equity Income Fund                        10%
Growth & Income Fund                      15%
Growth Fund                               15%
Aggressive Opportunities Fund             10%
International Fund                        10%



The Model Portfolio Traditional Growth Fund's asset allocation is based on the traditional definition of a balanced portfolio, with 60% allocated to stocks and 40% to fixed income. This asset mix is designed to provide the benefit of the higher returns expected from stocks while the income generated by fixed income securities should dampen Model Portfolio Fund volatility.


The equity allocation is broadly diversified among large-, medium-, and small-company stocks in both the U.S. and abroad. The 25% invested in the Equity Income and Growth & Income Funds provides exposure to less volatile investments in larger capitalization U.S. corporations. The remaining 25% U.S. stock position is allocated to more aggressive investments including the Growth Fund, which emphasizes growing companies of all sizes and the Aggressive Opportunities Fund, which invests in small- and medium-capitalization companies. The International Fund adds a final level of diversification and opportunity for growth in principal.



The fixed income portion of the Fund allocated to the Core Bond Index Fund may provide a higher yield and broad access to the bond market, but includes more volatility than an investment exclusively in the Income Preservation Fund.



SUITABILITY FOR INVESTORS--With more than half of the fund invested in stocks, including growth stocks, a moderate level of volatility should be expected. This Model Portfolio Fund may be suitable if you wish to participate in the returns expected from stocks but also want to maintain the lower volatility resulting from a significant investment in the Income Preservation Fund. This Fund could be appropriate if you intend to invest for the intermediate or longer term.


Model Portfolio Long-Term Growth Fund

GENERAL DESCRIPTION AND GOALS--To offer long-term growth.

INVESTMENT STRATEGY--The Model Portfolio Long-Term Growth Fund is comprised of investments in the following Funds:


                                         TARGET
                                         ------
Core Bond Index Fund                      20%
Equity Income Fund                        13%
Growth & Income Fund                      20%
Growth Fund                               20%
Aggressive Opportunities Fund             15%
International Fund                        12%



The Model Portfolio Fund has an 80% allocation to underlying Funds that invest primarily in stocks. This allocation can result in considerable growth in capital, but also involves risk of loss in the event of adverse market conditions.



Within the allocation to Funds that invest in stocks, assets are divided among five underlying Funds: the Equity Income Fund, which focuses on large dividend-paying stocks; the Growth & Income Fund, which seeks growth and current income; the Growth Fund, which emphasizes growth companies; the Aggressive Opportunities Fund, which invests primarily in small- to medium-capitalization companies; and, the International Fund and the Overseas Equity Index Fund, which further diversify the Fund's investment exposure.



The 20% fixed income portion of the Model Portfolio Fund is allocated to the Core Bond Index Fund, which adds yield and potentially reduces the impact of short-term price volatility from the portion of the Fund allocated to stock funds. It also offers the Fund an opportunity to participate in changes in interest rates through investment in high-quality bonds.



SUITABILITY FOR INVESTORS--The sizable allocation to stocks and the emphasis on growth stocks mean this Model Portfolio Fund should be considered an aggressive investment. It may be suitable if you intend to invest for the long term (10 years or more), are seeking to maximize principal growth, and are willing to accept losses, which may be substantial, with the expectation that short-term losses may be recovered over longer investment periods.


Model Portfolio All-Equity Growth Fund

GENERAL DESCRIPTION AND GOALS--To offer high long-term capital growth.

INVESTMENT STRATEGY--The Model Portfolio All-Equity Growth Fund is comprised of investments in the following Funds:


                                         TARGET
                                         ------
Equity Income Fund                        15%
Growth & Income Fund                      20%
Growth Fund                               30%
Aggressive Opportunities Fund             20%
International Fund                        15%



The Model Portfolio All-Equity Growth Fund has a 100% allocation to underlying Funds that invest, under normal circumstances, at least 80% of their assets in equity securities. This high allocation can result in considerable growth in capital, but also involves risk of loss in the event of adverse developments. This Fund can be expected to have a similar degree of volatility as the stock market.



The Model Portfolio Funds' assets are allocated among five Funds that invest in large-, medium-, and small-company stocks in both the U.S. and abroad: the Equity Income Fund, which focuses on large dividend-paying stocks; the Growth & Income Fund, which seeks growth and current income; the Growth Fund, which emphasizes growth companies; the Aggressive Opportunities Fund, which invests primarily in small- to medium-capitalization companies; and the International Fund, which invests primarily in common stocks of companies domiciled outside the U.S. and serves to further diversify the Fund.


SUITABILITY FOR INVESTORS--The 100% allocation to stocks and the inclusion of higher risk strategies means this Model Portfolio Fund should be considered an aggressive investment. It may be suitable if you: are an aggressive investor seeking capital appreciation, intend to invest for the long term (10 years or more), are seeking to maximize principal growth without regard to current income, and are willing to accept losses, which may be substantial, in the expectation that short-term losses may be recovered over longer investment periods.

RISKS OF INVESTING IN THE FUNDS
--------------------------------------------------------------------------------

The following is a description of one or more of the risks that you will face as an investor in the Funds. The underlying Funds of the Model Portfolio Funds are subject to a number of risks that may affect the value of their shares and therefore, impact the Model Portfolio Funds. Also with respect to the Model Portfolio Funds, the proportionate amount invested by a Model Portfolio Fund in each underlying Fund is exposed to the same risks of that underlying Fund. It is important to keep in mind one of the main axioms of investing: the higher the potential reward, the higher the risk of losing money. The reverse is also generally true: the lower the potential reward, the lower the risk.

I. Stock Market Risk

Market risk is the possibility that stock prices overall will decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

To illustrate the volatility of the U.S. stock market, the following table shows the best, worst and average total returns for the U.S. stock market over various time periods as measured by the S&P 500 Index.

                    AVERAGE ANNUAL U.S. STOCK MARKET RETURNS
                                  (1926-2003)

                       1 YEAR   5 YEARS   10 YEARS   20 YEARS
                       ------   -------   --------   --------
Best                         %        %         %          %
Worst                        %        %         %          %

Average                      %        %         %          %

The S&P 500 Index tracks mainly large-capitalization stocks. Other groupings of stocks are likely to carry different degrees of volatility. For example, small-capitalization stocks, as a group, have historically exhibited greater short-term volatility than that of the S&P 500 Index. All of the Funds except the Money Market Fund, the Income Preservation Fund, the US Government Securities Fund and the Core Bond Index Fund are subject to some level of stock market risk.

II. Foreign Securities Risk

Foreign securities are subject to the same market risks as U.S. securities, such as general economic conditions and company and industry prospects. However, foreign securities involve the additional risk of loss due to political, economic, legal, regulatory, operational uncertainty, differing accounting and financial reporting standards, limited availability of information and currency conversion and pricing factors affecting investment in the securities of foreign businesses or governments. These risk factors may be even more prevalent in emerging markets. Foreign securities are also subject to the risks associated with the value of foreign currencies. A decline in the value of foreign currency versus the U.S. dollar reduces the dollar value of securities denominated in that currency. The International Fund, the Aggressive Opportunities Fund, the Overseas Equity Index Fund and the portion of each Model Portfolio Fund invested in these Funds, are subject to these risks. The Growth, Growth & Income and Equity Income Funds may invest a limited portion of their respective assets in foreign securities, and would be subject to these risks to the extent of such investment.

III. Bond Market Risk

Bonds also experience market risk, which is linked to changes in interest rates. The general rule is that if interest rates rise, bond prices will fall. The reverse is also true: if interest rates fall, bond prices will generally rise. These rules apply to government securities as well as to corporate securities.

A bond with a longer maturity (or a bond fund with a longer average maturity) will typically fluctuate more in price than a shorter term bond. The US Government Securities Fund and the Core Bond Index Fund are subject to this risk. The bond holdings in the Income Preservation Fund are also subject to interest rate risk, but the wrapper agreements into which the Fund enters are designed to minimize this risk. Because of their very short-term nature, money market instruments carry less interest rate risk.

Mortgage-backed securities are exposed to prepayment risk, which is the possibility that mortgage holders will repay their loans early during periods of falling interest rates, necessitating reinvestment in lower-yielding instruments. Additionally, mortgage securities are exposed to spread risk which is the possibility that the yield demanded by investors will rise relative to Treasury yields.

IV. Credit Risk

Bonds and bond funds are also exposed to credit risk, which is the possibility that the issuer of a bond will default on its obligation to pay interest and principal. U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Government, have virtually no credit risk, while securities issued or guaranteed by U.S. Government agencies or government-sponsored enterprises that are not backed by the full faith and credit of the U.S. Government may be subject to varying degrees of credit risk. Corporate bonds rated BBB or above by Standard & Poor's Rating Group, such as some of the bonds held by the Core Bond Index Fund, are generally considered to carry moderate credit risk. Corporate bonds rated lower than BBB are considered to have significant credit risk. Of course, bonds with lower credit ratings generally pay a higher level of income to investors.

V. Objective/Style Risk

All of the Funds are subject, in varying degrees, to objective/style risk, which is the possibility that returns from a specific type of security in which a Fund invests or the investment style of one or more of a Fund's subadvisers will trail the returns of the overall market.

In the past, different types of securities have experienced cycles of outperformance and underperformance in comparison to the market in general. Therefore, if you invest in a fund with a specific style you would be exposed to this risk.

VI. Manager Risk

Manager risk is the risk that one of the Funds' subadvisers will do a poor job of selecting securities and thus fail to meet the Fund's objectives. With respect to the Index Funds, there is a risk that Fund performance will deviate from the performance of its benchmark, which is known as tracking error. As with any mutual fund, there can be no guarantee that a particular Fund will achieve its objective.

INVESTMENT LIMITATIONS
----------------------------------------------------

Each Fund has adopted certain limitations designed to reduce its exposure to specific situations. Some of these limitations are that a Fund will not:

(a) with respect to 75% (100% for the Money Market Fund) of the value of its total assets, purchase the securities of any issuer (except obligations of the United States government and its instrumentalities and securities of other investment companies) if as a result the Fund would hold more than 10% of the outstanding voting securities of the issuer, or more than 5% of the value of the Fund's total assets would be invested in the securities of such issuer;

(b) invest more than 25% of its assets in any one industry (except for the Money Market Fund or to the extent that the applicable benchmark for an Index Fund does not meet this standard);

(c) borrow money except from banks for temporary or emergency purposes, and in no event in excess of 15% of the market value of its total assets except that an Index Fund may not borrow money or issue senior securities except to the extent permitted under the 1940 Act.

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

The investment adviser to The Vantagepoint Funds is VIA, whose offices are located at 777 North Capitol Street NE, Suite 600, Washington, DC 20002-4240. VIA provides its advisory services pursuant to an investment advisory agreement with The Vantagepoint Funds. VIA, a registered investment adviser, is a wholly-owned subsidiary of the ICMA Retirement Corporation ("RC"). RC has been registered as an investment adviser since 1983. RC was established as a not-for-profit organization in 1972 to assist state and local governments and their agencies and instrumentalities establish and maintain deferred compensation and qualified retirement plans for the employees of such public sector entities. RC's primary advisory client is the VantageTrust (previously known as the ICMA Retirement Trust), which was formed to commingle and invest the assets of the retirement plans administered by RC.

As investment adviser to the Funds, VIA continually monitors the performance of the subadvisers. VIA supervises and directs each Fund's investments. The subadvisers are retained on behalf of the Funds by VIA, and day-to-day discretionary responsibility for security selection and portfolio management rests with the subadvisers. VIA selects the Vantagepoint Funds in which the Model Portfolio Funds invests. VIA may change subadvisers with the approval of the Fund's Board of Directors and upon notice to shareholders.

The Funds pay VIA and their subadvisers fees for managing the Funds' investments that are calculated as a percentage of a Fund's assets under management. The following fees are paid out of Fund assets:

                                 ADVISORY FEE
            FUNDS                    PAID
            -----                ------------
Money Market*+                           %
Income Preservation*+                    %
US Government Securities*+               %
Asset Allocation*+                       %
Equity Income*+                          %
Growth & Income*+                        %
Growth*+                                 %
Aggressive Opportunities*+               %
International*+                          %
Core Bond Index*+                        %
500 Stock Index*+                        %
Broad Market Index*+                     %
Mid/Small Company Index*+                %
Overseas Equity Index*+                  %
Savings Oriented                         %
Conservative Growth                      %
Traditional Growth                       %
Long-Term Growth                         %
All-Equity Growth                        %

* Consists of advisory fee plus the appropriate subadviser fee, if applicable. The Funds will seek shareholder approval if any change in subadvisory arrangements results in an increase in the current aggregate advisory fees payable by the Fund that is greater than 0.10%.

+ The fees for these Funds represent aggregate fees paid to VIA and the subadvisers, if applicable, for the fiscal year ended December 31, 2003.

The advisory and subadvisory fees charged can be found in the Statement of Additional Information under the heading "Investment Advisory and Other Services."

From time to time VIA may recommend to the Board of Directors that a subadviser be terminated and replaced with another subadviser. VIA may also recommend to the Board that a portion of a Fund's assets that had been managed by a terminated subadviser be managed using an indexing strategy on a temporary basis, while VIA conducts a search for a replacement subadviser. This would only be considered if an appropriate index was available that met the stated investment objective and strategy of a Fund.

The investment program and its performance are subject to the overall supervision and periodic review by the Funds' Board of Directors.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

For purposes of the following discussion, unless noted otherwise, "business day" means the period(s) of time on any given day during which the New York Stock Exchange is open for business. Unless noted otherwise, "close of business" means 4:00 p.m. Eastern Time on each business day or the final close of business on any business day during which trading on the New York Stock Exchange is suspended.

SHARE ACCOUNTING FOR ALL FUNDS
----------------------------------------------------

A share represents a dollar-weighted proportional ownership interest in each of the Funds in which you are invested. The Funds do not issue share certificates.

The price of a share is known as its NAV. The daily NAV of a share is determined at the close of each business day by adding the value of all of a Fund's investments, plus cash and other assets, deducting liabilities, and then dividing the result by the number of outstanding shares in the Fund as of the end of the prior day and rounding the results to the nearest cent. The value of your investment position equals the number of shares you own multiplied by the current day's NAV.

Since share values and investment returns will fluctuate, an exchange or redemption at any given time will normally result in your receiving more or less than the original cost of your investment. Each Fund's share value can be found daily in the mutual fund listing of most major newspapers under the heading "Vantagepoint Funds."

VALUATION OF THE FUNDS
----------------------------------------------------

Investment securities held by the Funds are valued daily. Stocks are valued at the price in effect at the close of business of the exchange on which they are traded. Bonds are valued using pricing matrices obtained through commercial pricing services.

Securities for which market quotations are not readily available are valued according to methods established by the Board of Directors that are believed to reflect fair value. If values of foreign securities have been materially affected by events occurring after the close of a foreign market, foreign securities may be valued by another method that the Board of Directors believes reflects fair value.

For the Short-Term Investments Co. Liquid Assets Portfolio in which the Money Market Fund invests, NAV is calculated by valuing portfolio securities by reference to the Fund's acquisition cost as adjusted for amortization of premium or accretion of discount, rather than by reference to their value based on current market factors. This valuation method generally ignores fluctuations in the market price of a fund's debt securities and assumes a steady increase (decrease) in value until maturity.

For the Income Preservation Fund, the Fund enters into wrapper agreements with financial institutions that are designed, under normal conditions, to allow the Fund to offset any fluctuations in the market value of its portfolio of fixed income securities relative to their book value, thereby maintaining a constant or stable NAV. Under normal circumstances, the value of the wrapper agreement is the difference between the aggregate book value and the current market value of the Fund's portfolio securities covered by the agreement.

REINVESTMENT OF EARNINGS
----------------------------------------------------

All earnings of the Funds (interest, dividend income, and capital gains) are reinvested in the Funds and used to purchase additional shares.

PRICING AND TIMING OF TRANSACTIONS
----------------------------------------------------

Purchases, exchanges and redemptions are executed at the NAV next calculated after the Funds' transfer agent receives the transaction request. For example, under normal circumstances, a transaction request received at 9:30 a.m. Eastern Time on a business day is executed at the same price as that of a transaction request received at 3:00 p.m. Eastern Time -- at that day's closing price. If a transaction request is received in the morning, you do not insulate yourself from market gains or losses during the rest of the business day. A transaction request received after the calculation of the NAV on one day will be executed at the price in effect at the close of the next business day. Transaction requests by facsimile must be received by 12 noon Eastern Time to receive that day's NAV. Vantagepoint Elite investors will receive the NAV next determined following the receipt of the order for purchase, redemption, or exchange. Each Fund calculates its NAV at the close of each business day.

REPORTING TO INVESTORS
----------------------------------------------------

Please review carefully all investment transaction reports you receive from The Vantagepoint Funds. Call the toll-free investor service line at 1-800-669-7400 or contact the Funds at InvestorServices@icmarc.org immediately if you see any errors or discrepancies.

For transactions that receive confirmation statements, if you notify us of an error within 30 days of the confirmation date, we will correct the transaction and your account will be made 100% whole. For transactions for which you receive a quarterly statement, if you notify us of an error within 90 days of the end of the quarter, we will correct the transaction and your account will be made 100% whole.

PURCHASES, EXCHANGES, AND REDEMPTIONS
--------------------------------------------------------------------------------

PURCHASES
----------------------------------------------------

The Funds are open for investment by, but not limited to the following: (i) the VantageTrust Funds; (ii) the employee benefit plans of state and local governments and their agencies and instrumentalities (including retirement and deferred compensation plans established under Section 401 or 457 of the Internal Revenue Code of 1986, as amended); (iii) Individual Retirement Accounts ("IRAs") of employees of state and local governments and the IRAs of other persons having a familial or other close relationship to those public sector employees; (iv) persons participating in the VantageCare Retirement Health Savings Plan; (v) 529 college savings plans; (vi) certain tax-exempt or not-for-profit entities; or
(vii) the Retirement Corporation and its affiliates. The details of such eligibility criteria are set forth in the account application.

The Income Preservation Fund is available for purchase only by IRA investors as described above, the Model Portfolio Funds and by persons participating in the VantageCare Retirement Health Savings Plan.

Class I shares of the Index Funds are open to IRA and other individual accounts and each public sector employee benefit plan that invests indirectly in the Funds through the VantageTrust containing assets of less than $20 million. Class II shares are open to (i) qualifying public sector employee benefit plans that invest directly in the Funds and have qualifying assets in excess of $20 million; and (ii) public sector employee benefit plans that invest indirectly in the Funds through the VantageTrust and have qualifying assets in excess of $30 million invested. Other plans and certain IRA accounts known as "deemed IRAs" with average account balance requirements or other features that are expected to afford the Index Funds with certain economies of scale in servicing employee benefit plan participant accounts, may also qualify for Class II shares.

There are no minimum investment amounts (except for Vantagepoint Elite investors--see below), front-end sales charges, deferred sales charges or back-end sales charges associated with investment in the Vantagepoint Funds (other than the transaction fees previously described in this prospectus--See "Fee Tables").

The Vantagepoint Funds reserve the right in their sole discretion to (i) suspend the offering of their shares or (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of the Fund or Funds.

PURCHASES--VANTAGEPOINT ELITE
----------------------------------------------------


Shares of the Vantagepoint Funds are available for purchase through the Vantagepoint Elite program by RC participants with over $25,000 combined in all ICMA-RC accounts (Vantagepoint IRA, 457 plan, 401 plan or VantageCare Retirement Health Savings Plan) or on behalf of a minor if the custodian is an RC accountholder with over $25,000 combined in all ICMA-RC accounts (Vantagepoint IRA, 457 plan, 401 plan, 529 plan or VantageCare Retirement Health Savings
Plan). An initial contribution by the accountholder of $5,000 is necessary in order to open a Vantagepoint Elite account. A minimum initial investment of $5,000 by the Vantagepoint Elite investor in a Vantagepoint Fund is required. The minimum subsequent investment for Vantagepoint Elite investors is $1,000, except that a Vantagepoint Elite investor may make subsequent investments through an Automatic Investment Program in the amount of $200. There are no front-end sales charges, deferred sales charges or back-end sales charges. A redemption fee of $50 ($30 for the Money Market Fund) will be charged on the redemption of shares held for less than one year by Vantagepoint Elite investors. Ineligible Vantagepoint Elite investments will be returned promptly upon detection and the fund will retain any earnings on such accounts and the ineligible investor will bear any losses. For more information about opening a Vantagepoint Elite account please call 1-800-669-7400 or contact the Fund at InvestorServices@icmarc.org.


PURCHASES BY EMPLOYEE
BENEFIT PLANS
----------------------------------------------------

Employee benefit plans must fill out a retirement plan account form that is to be signed by the plan's trustee or other authorized official.

Investors may submit purchase orders to the Funds as often as daily. Payments may be transmitted by check, wire, and Automated Clearing House, although it is preferred that the Funds receive assets by wire. Investment detail must be submitted on diskette, magnetic tape, electronically or on paper forms.

Purchase orders received in good order prior to the next calculation of the NAV (or 12 noon Eastern Time with respect to fax instructions) are posted to investor accounts at the closing NAV of that day, or if the day the contributions are received is not a business day, at the closing NAV of the next business day. Purchase orders received in good order after close of business are posted at the closing NAV of the next business day.

With respect to purchases made through VantageTrust, or by certain employee benefit plans and other types of omnibus accounts, other arrangements may be negotiated as to the timing and delivery of purchase instructions.

Posting of contributions to investor accounts is contingent upon submission of purchase orders in good order to the Vantagepoint Funds. This means that the requests must be accompanied by sufficient detail to enable the Vantagepoint Funds to allocate assets properly. If a purchase request is not received in good order, the deposit is held in a non-interest bearing account until all necessary information is received. If the purchase request is still not in good order after three business days, the assets are returned to the Investor. Purchases received for unidentified accounts for which no account form has been received will be returned to the Investor.

EXCHANGES AND ALLOCATIONS
AMONG FUNDS
----------------------------------------------------

Investors may submit exchange requests daily through our website
(http://www.icmarc.org), by telephone exclusively through the VantageLine phone system at 1-800-669-7400, or in writing. Remember that an exchange is a two-part transaction - a redemption of shares in one Fund and a purchase of shares in another Fund.

Exchange requests received in good order prior to close of business on the New York Stock Exchange (normally 4:00 p.m. Eastern Time), or 12 noon Eastern Time for fax instructions, on a business day are posted to investor accounts at that day's closing NAV. Exchange requests received in good order after close of business will be posted at the closing NAV of the next business day.

The allocation of new purchase amounts among the Funds may be changed by investors without charge or limitation.

Written confirmations are normally sent to investors on the business day following the day the transaction occurs. Investors should verify the accuracy of information in confirmations immediately upon receipt.

EXCHANGES -- VANTAGEPOINT ELITE
----------------------------------------------------

Vantagepoint Elite investors may exchange their shares of one Vantagepoint Fund for shares of another Vantagepoint Fund. Vantagepoint Elite investors may exchange shares on any business day by VantageLink, mail or telephone. If shares have been purchased by check, an investor will not be able to exchange those shares until the check has cleared (which may take up to 15 days from the date of purchase). The redemption fee of $50 referenced above will not be charged on shares exchanged, however, an exchange fee of $8.00 will be charged.

An exchange is a redemption of shares in one Fund and a purchase of shares of another Fund. The sale price and purchase price will be based on the NAV next calculated after the exchange request has been received and is in good order.

EXCHANGES BY TELEPHONE
----------------------------------------------------

Investors may make daily exchanges through VantageLine, the Funds' automated service line by calling 1-800-669-7400. Instructions received through VantageLine must be accompanied by a Personal Identification Number. In addition, verbal instructions given to a telephone representative will be accepted upon verification of your identity and will be tape recorded to permit verification. Written confirmations are normally sent to investors on the business day following the day the transactions occur. Investors should verify the accuracy of information in confirmations immediately upon receipt. See "VantageLine" below for more information.

MORE INFORMATION ABOUT EXCHANGES AND TRANSFERS
----------------------------------------------------

The following transfer policy applies to the International Fund and Overseas Equity Index Fund:

Investors who transfer assets out of these Funds must wait at least 91 days before transferring assets back into the same Fund. This policy affects transfers only. It does not affect regular contributions or disbursements.

This policy is designed to protect long-term investors in these Funds. When money is transferred into or out of the Funds, the portfolio managers must buy or sell securities. Because trading costs can be fairly high in an international equity portfolio, short-term trading generates higher-than-usual costs that are shared by all investors, regardless of frequency of trading.

The Funds have adopted this policy to control frequent trading and to protect the interests of long-term investors who make infrequent transfers. The Funds reserve the right to amend this policy at any time.

VANTAGELINE
----------------------------------------------------

The Funds maintain VantageLine, an automated service line for the benefit of investors who have access to touch-tone telephones. You may use VantageLine to make exchanges among Funds and change your investment allocation. The phone number is 1-800-669-7400.

VantageLine is normally available 24 hours a day, seven days a week for your convenience; however, service availability is not guaranteed. Neither the Funds, the Funds' investment adviser nor the Funds' transfer agent will be responsible for any loss (or foregone gain) you may experience as a result of the service being unavailable or inoperative.

Should the VantageLine service or the "800" number become unavailable, transactions may be made by VantageLink, as described below, or by express mail at the shareholders' expense (see back cover for the Funds' address).

VANTAGELINK
----------------------------------------------------

The Funds maintain VantageLink, a home page on the Internet. The address is http://www.icmarc.org. Information available from the Internet includes account balances (which requires a special password), investment allocations, and investment performance. You may also execute transactions or make changes in your investment allocation via VantageLink. The transfer agent for the Funds will require that instructions received over the Internet be accompanied by a Personal Identification Number. Written confirmations will normally be sent on the business day after the transaction occurs. You should verify the accuracy of information in confirmations immediately upon receipt.

VantageLink is normally available 24 hours a day, seven days a week. However, service availability is not guaranteed. Like other Internet-based services, VantageLink may be subject to external transmission problems that are beyond the control of the Funds' management. Accordingly, neither the Funds, the Funds' investment adviser, nor the Funds' transfer agent will be responsible for any loss (or foregone gain) you may incur as a result of service being unavailable or delayed.

PURCHASES BY IRA INVESTORS
----------------------------------------------------

PAYROLL DEDUCTION IRAS

Purchases made through payroll deduction of IRA contributions will be handled the same as purchases made by employee benefit plans, but will require a separate account form or an electronic application via the IRA Wizard through VantageLink. Timing of investment, exchanges, and available services will be the same as those for employee benefit plans. See "Purchases by Employee Benefit Plans."

NON-PAYROLL DEDUCTION IRAS

First time IRA investors must fill out an IRA account application and mail it to the Funds along with a check. Please call 1-800-669-7400 for assistance when you are establishing a non-payroll deduction IRA account. Timing of investment, exchanges, and available services will be the same as those for employee benefit plans. See "Purchases by Employee Benefit Plans."

REDEMPTIONS
----------------------------------------------------

Shares may be redeemed at any time, subject to certain restrictions imposed by the Internal Revenue Code of 1986, as amended on the timing of distributions under tax-favored employee benefit plans and IRAs. If investment in the Funds has been made through one or more of these plans, please call 1-800-669-7400 regarding these restrictions. With the exception of redemptions that are made to effect exchanges among the Vantagepoint Funds, redemption requests must be in writing.

REDEEMING SHARES IN WRITING

Write a letter of instruction with:

* Name of retirement plan, if applicable

* Your name and address

* The Fund's name

* Your social security number

* The dollar amount or number of shares to be redeemed

* How assets are to be distributed (by mail or by wire)

* If funds are to be distributed by wire, wire instructions.

A signature guarantee may be required, at the Funds' discretion, for certain redemptions.

REDEMPTIONS -- VANTAGEPOINT ELITE
----------------------------------------------------

A Vantagepoint Elite investor may redeem shares on any business day by mail or telephone. The redemption price of each share will be the next NAV determined after the redemption request has been received and is in good order.

DISTRIBUTION ARRANGEMENTS
----------------------------------------------------

ICMA-RC Services, LLC ("RC Services") serves as distributor to the Funds. RC Services receives no compensation for its services as distributor. RC Services has entered into an agreement with UVEST, a broker dealer not affiliated with the Funds, wherein UVEST will make the Funds available on a retail basis to RC accountholders eligible for the Vantagepoint Elite program. RC Services has agreed to pay UVEST a fee of 13 basis points assessed against the average daily assets invested in the Funds through this program.

TAXATION
--------------------------------------------------------------------------------

The Vantagepoint Funds have elected to be treated and to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. A regulated investment company generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The Funds distribute capital gains annually, if any. The Money Market, Income Preservation, Core Bond Index and US Government Securities Funds distribute dividends monthly, and all of the remaining Funds distribute dividends annually.

From time to time, reverse stock splits may be declared for the Income Preservation Fund in order to maintain a stable NAV.

Shareholders who invest in the Funds through section 401 plans, section 457 plans, IRAs, or the VantageCare Retirement Health Savings Plan will not be taxed on such distributions until such time as they receive distributions/withdrawals from such plans, programs or accounts. All earnings and gains are reinvested in the Fund and used to purchase additional shares.

Distributions paid to Vantagepoint Elite investors will normally be taxed as income or capital gains when they are received. Such dividends and distributions may be subject to federal, state and local taxation and are taxable whether or not they are reinvested. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at rates applicable to long-term capital gains. All dividends and distributions will be reinvested unless the Vantagepoint Elite investor elects to have such dividends and distributions paid in cash. Each redemption and exchange of shares may be a taxable event. For tax purposes, an exchange of Fund shares for shares of another Vantagepoint Fund is treated the same as a redemption.

In November 2001, the Funds began offering their shares to taxable investors. Before that time, the Funds offered their shares exclusively to retirement plans and other tax-exempt investors. The Funds' after-tax returns in the performance tables included in the "SUMMARY--Investments, Risks and Performance" section of this prospectus reflect the Funds' returns during periods when the Funds offered their shares exclusively to tax-exempt investors, and as a result may not be helpful to taxable investors.

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following financial highlights table is intended to help you understand a Fund's performance for the period of the Fund's operation. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                         MONEY MARKET
                                                   ---------------------------------------------------------
                                                                                                  FOR THE
                                                                                                PERIOD FROM
                                                     FOR THE        FOR THE        FOR THE        MARCH 1,
                                                    YEAR ENDED     YEAR ENDED     YEAR ENDED      1999* TO
                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                       2002           2001           2000           1999
                                                   ------------   ------------   ------------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD.............    $   1.00       $   1.00       $  1.00        $  1.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)...................        0.01           0.04          0.06           0.04
  Net realized and unrealized gain (loss) on
    investments and futures and foreign currency
    transactions.................................        0.00           0.00          0.00           0.00
                                                     --------       --------       -------        -------
TOTAL FROM INVESTMENT OPERATIONS.................        0.01           0.04          0.06           0.04
                                                     --------       --------       -------        -------
LESS DISTRIBUTIONS:
  From net investment income.....................       (0.01)         (0.04)        (0.06)         (0.04)
                                                     --------       --------       -------        -------
TOTAL DISTRIBUTIONS..............................       (0.01)         (0.04)        (0.06)         (0.04)
                                                     --------       --------       -------        -------
NET ASSET VALUE, END OF PERIOD...................    $   1.00       $   1.00       $  1.00        $  1.00
                                                     ========       ========       =======        =======
Total return.....................................        1.32%          3.70%         6.05%          4.00%++
Ratios/Supplemental data:
  Net assets, end of period (000)................    $138,232       $119,652       $93,385        $76,773
Ratios to average net assets:
  Ratio of expenses to average net assets........        0.61%          0.55%         0.55%          0.55%+
  Ratio of net investment income to average net
    assets.......................................        1.30%          3.54%         5.89%          4.70%+
(1) Ratio of expenses to average net assets prior
  to expense reductions and reimbursed
  expenses.......................................        0.64%          0.62%         0.61%          0.60%+
(2) Ratio of net investment income to average net
  assets prior to expense reductions and
  reimbursed expenses............................        1.27%          3.47%         5.83%          4.65%+
Portfolio turnover...............................         N/A            N/A           N/A            N/A

------------------
  + -- Annualized
 ++ -- Not annualized
  * -- Commencement of operations
N/A -- Not applicable

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                            INCOME PRESERVATION        INCOME PRESERVATION
                                                            --------------------    -------------------------------
                                                                                                       FOR THE
                                                                                                     PERIOD FROM
                                                                FOR THE             FOR THE          DECEMBER 4,
                                                               YEAR ENDED          YEAR ENDED          2000* TO
                                                              DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                 2002@              2001(A)#            2000#
                                                              ------------        ------------       ------------
NET ASSET VALUE, BEGINNING OF PERIOD........................    $ 100.00            $ 100.00           $ 100.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)..............................        4.02                5.08               0.47
  Net realized and unrealized gain (loss) on investments and
    futures and foreign currency transactions...............        0.00**              0.00***            0.00
                                                                --------            --------           --------
TOTAL FROM INVESTMENT OPERATIONS............................        4.02                5.08               0.47
                                                                --------            --------           --------
LESS DISTRIBUTIONS:
  From net investment income................................       (4.02)              (4.93)             (0.47)
  From net realized gains...................................       (0.47)              (2.45)             (0.00)
  Reverse stock split.......................................        0.47                2.45               0.00
  Return of Capital.........................................        0.00               (0.15)              0.00
                                                                --------            --------           --------
TOTAL DISTRIBUTIONS.........................................       (4.02)              (5.08)             (0.47)
                                                                --------            --------           --------
NET ASSET VALUE, END OF PERIOD..............................    $ 100.00            $ 100.00           $ 100.00
                                                                ========            ========           ========
Total return................................................        4.09%               5.18%              0.46%++
Ratios/Supplemental data:
  Net assets, end of period (000)...........................    $454,683            $408,910           $329,137
Ratios to average net assets:
  Ratio of expenses to average net assets...................        0.83%               0.84%              0.78%+
  Ratio of net investment income to average net assets......        4.02%               5.06%              6.90%+
Portfolio turnover..........................................         310%                213%               139%++

------------------
  +  --  Annualized
 ++  --  Not annualized
  *  --  Commencement of operations
  @  --  Per share amounts were calculated using average shares outstanding.
 (a) -- The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the period ended December 31, 2001 was an increase in net investment income per share of less than $0.01, a decrease in net realized and unrealized gains and losses per share of less than $0.01, and an increase in the ratio of net investment income to average net assets of less than 0.01%. Per share data and ratios/supplemental data for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

N/A  --  Not applicable
  #  --  Per share amounts were restated to reflect a 0.9953 reverse stock split effective December 27, 2002.
 *** --  Rounds to less than $0.01

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                   US GOVERNMENT SECURITIES
                                                   ---------------------------------------------------------
                                                                                                  FOR THE
                                                                                                PERIOD FROM
                                                     FOR THE        FOR THE        FOR THE        MARCH 1,
                                                    YEAR ENDED     YEAR ENDED     YEAR ENDED      1999* TO
                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                       2002         2001(A)          2000           1999
                                                   ------------   ------------   ------------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD.............    $  10.34       $  10.07       $  9.50        $ 10.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income..........................        0.34           0.46          0.53           0.44
  Net realized and unrealized gain (loss) on
    investments and futures and foreign currency
    transactions.................................        0.54           0.27          0.57          (0.50)
                                                     --------       --------       -------        -------
TOTAL FROM INVESTMENT OPERATIONS.................        0.88           0.73          1.10          (0.06)
                                                     --------       --------       -------        -------
LESS DISTRIBUTIONS:
  From net investment income.....................       (0.35)         (0.46)        (0.53)         (0.44)
  From net realized gains........................       (0.11)         (0.00)        (0.00)         (0.00)
                                                     --------       --------       -------        -------
TOTAL DISTRIBUTIONS..............................       (0.46)         (0.46)        (0.53)         (0.44)
                                                     --------       --------       -------        -------
NET ASSET VALUE, END OF PERIOD...................    $  10.76       $  10.34       $ 10.07        $  9.50
                                                     ========       ========       =======        =======
Total return.....................................        8.76%          7.42%        12.00%         -0.66%++
Ratios/Supplemental data:
  Net assets, end of period (000)................    $235,644       $150,807       $87,209        $76,468
Ratios to average net assets:
  Ratio of expenses to average net assets........        0.61%          0.64%         0.68%          0.66%+
  Ratio of net investment income to average net
    assets.......................................        3.30%          4.52%         5.54%          5.26%+
Portfolio turnover...............................         114%           278%          121%           176%++

------------------
 + --  Annualized
++ --  Not annualized
 * --  Commencement of operations
(a) -- The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended December 31, 2001 was an increase in net investment income per share of less than $0.01, a decrease in net realized and unrealized gains and losses per share of less than $0.01, and an increase in the ratio of net investment income to average net assets of less than 0.01%. Per share data and ratios/supplemental data for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                       ASSET ALLOCATION
                                                   ---------------------------------------------------------
                                                                                                  FOR THE
                                                                                                PERIOD FROM
                                                     FOR THE        FOR THE        FOR THE        MARCH 1,
                                                    YEAR ENDED     YEAR ENDED     YEAR ENDED      1999* TO
                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                       2002         2001(A)          2000           1999
                                                   ------------   ------------   ------------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD.............    $   6.52       $   9.96       $  10.49      $    10.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income..........................        0.10           0.21           0.29            0.24
  Net realized and unrealized gain (loss) on
    investments and futures and foreign currency
    transactions.................................       (1.13)         (0.83)         (0.36)           0.62
                                                     --------       --------       --------      ----------
TOTAL FROM INVESTMENT OPERATIONS.................       (1.03)         (0.62)         (0.07)           0.86
                                                     --------       --------       --------      ----------
LESS DISTRIBUTIONS:
  From net investment income.....................        0.00          (0.21)         (0.29)          (0.24)
  From net realized gains........................        0.00          (1.10)         (0.17)          (0.13)
  In excess of net realized gain on
    investments..................................        0.00          (1.22)          0.00            0.00
  Return of Capital..............................        0.00          (0.29)          0.00            0.00
                                                     --------       --------       --------      ----------
TOTAL DISTRIBUTIONS..............................        0.00          (2.82)         (0.46)          (0.37)
                                                     --------       --------       --------      ----------
NET ASSET VALUE, END OF PERIOD...................    $   5.49       $   6.52       $   9.96      $    10.49
                                                     ========       ========       ========      ==========
Total return.....................................      -15.80%         -5.42%         -0.71%           8.61%
Ratios/Supplemental data:
  Net assets, end of period (000)................    $648,156       $876,207       $986,504      $1,100,101
Ratios to average net assets:
  Ratio of expenses to average net assets........        0.75%          0.75%          0.78%           0.80%+
  Ratio of net investment income to average net
    assets.......................................        1.61%          2.21%          2.61%           2.68%+
Portfolio turnover...............................          25%           107%            19%              6%++

------------------
 + -- Annualized
++ -- Not annualized
 * -- Commencement of operations
(a)-- The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended December 31, 2001 was an increase in net investment income per share of less than $0.01, a decrease in net realized and unrealized gains and losses per share of less than $0.01, and an increase in the ratio of net investment income to average net assets of less than 0.01%. Per share data and ratios/supplemental data for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                         EQUITY INCOME
                                                   ---------------------------------------------------------
                                                                                                  FOR THE
                                                                                                PERIOD FROM
                                                     FOR THE        FOR THE        FOR THE        MARCH 1,
                                                    YEAR ENDED     YEAR ENDED     YEAR ENDED      1999* TO
                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                       2002           2001           2000           1999
                                                   ------------   ------------   ------------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD.............    $   7.12       $   8.15       $   7.16       $  10.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income..........................        0.09           0.11           0.15           0.18
  Net realized and unrealized gain (loss) on
    investments and futures and foreign currency
    transactions.................................       (1.15)          0.06           1.11          (0.68)
                                                     --------       --------       --------       --------
TOTAL FROM INVESTMENT OPERATIONS.................       (1.06)          0.17           1.26          (0.50)
                                                     --------       --------       --------       --------
LESS DISTRIBUTIONS:
  From net investment income.....................       (0.08)         (0.11)         (0.15)         (0.18)
  From net realized gains........................        0.00          (0.29)         (0.12)         (2.16)
  In excess of net realized gain on
    investments..................................        0.00          (0.78)          0.00           0.00
  Return of Capital..............................        0.00          (0.02)          0.00           0.00
                                                     --------       --------       --------       --------
TOTAL DISTRIBUTIONS..............................       (0.08)         (1.20)         (0.27)         (2.34)
                                                     --------       --------       --------       --------
NET ASSET VALUE, END OF PERIOD...................    $   5.98       $   7.12       $   8.15       $   7.16
                                                     ========       ========       ========       ========
Total return.....................................      -14.96%          2.92%         17.56%         -4.60%
Ratios/Supplemental data:
  Net assets, end of period (000)................    $565,046       $628,075       $522,954       $486,690
Ratios to average net assets:
  Ratio of expenses to average net assets........        0.90%          0.92%          0.79%          0.75%+
  Ratio of net investment income to average net
    assets.......................................        1.23%          1.39%          2.06%          2.08%+
(1) Ratio of expenses to average net assets prior
  to expense reductions and reimbursed
  expenses.......................................        0.92%          0.94%          0.85%          0.76%+
(2) Ratio of net investment income to average net
  assets prior to expense reductions and
  reimbursed expenses............................        1.21%          1.37%          2.00%          2.07%+
Portfolio turnover...............................          17%            16%            58%            77%++

------------------
 + -- Annualized
++ -- Not annualized
 * -- Commencement of operations

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                        GROWTH & INCOME
                                                   ---------------------------------------------------------
                                                                                                  FOR THE
                                                                                                PERIOD FROM
                                                     FOR THE        FOR THE        FOR THE        MARCH 1,
                                                    YEAR ENDED     YEAR ENDED     YEAR ENDED      1999* TO
                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                       2002           2001           2000           1999
                                                   ------------   ------------   ------------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD.............    $   9.45       $  10.83       $  11.85       $  10.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income..........................        0.05           0.05           0.06           0.01
  Net realized and unrealized gain (loss) on
    investments and futures and foreign currency
    transactions.................................       (2.22)         (0.62)          0.44           2.31
                                                     --------       --------       --------       --------
TOTAL FROM INVESTMENT OPERATIONS.................       (2.17)         (0.57)          0.50           2.32
                                                     --------       --------       --------       --------
LESS DISTRIBUTIONS:
  From net investment income.....................       (0.04)         (0.05)         (0.06)         (0.01)
  From net realized gains........................        0.00          (0.00)         (1.46)         (0.46)
  In excess of net realized gain on
    investments..................................        0.00          (0.70)          0.00           0.00
  Return of Capital..............................        0.00          (0.06)          0.00           0.00
                                                     --------       --------       --------       --------
TOTAL DISTRIBUTIONS..............................       (0.04)         (0.81)         (1.52)         (0.47)
                                                     --------       --------       --------       --------
NET ASSET VALUE, END OF PERIOD...................    $   7.24       $   9.45       $  10.83       $  11.85
                                                     ========       ========       ========       ========
Total return.....................................      -22.93%         -4.77%          4.21%         23.50%++
Ratios/Supplemental data:
  Net assets, end of period (000)................    $515,597       $436,285       $376,137       $235,062
Ratios to average net assets:
  Ratio of expenses to average net assets........        0.81%          0.85%          0.79%          0.94%+
  Ratio of net investment income to average net
    assets.......................................        0.79%          0.55%          0.61%          0.17%+
(1) Ratio of expenses to average net assets prior
  to expense reductions and reimbursed
  expenses.......................................        0.84%          0.88%          0.82%          0.96%+
(2) Ratio of net investment income to average net
  assets prior to expense reductions and
  reimbursed expenses............................        0.76%          0.52%          0.58%          0.15%+
Portfolio turnover...............................          29%            58%            94%            51%++

------------------
 + -- Annualized
++ -- Not annualized
 * -- Commencement of operations

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                            GROWTH
                                                   ---------------------------------------------------------
                                                                                                  FOR THE
                                                                                                PERIOD FROM
                                                     FOR THE        FOR THE        FOR THE        MARCH 1,
                                                    YEAR ENDED     YEAR ENDED     YEAR ENDED      1999* TO
                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                       2002           2001           2000           1999
                                                   ------------   ------------   ------------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD.............   $     8.28     $    10.77     $    13.21     $    10.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)...................         0.00**        (0.00)**       (0.01)          0.00**
  Net realized and unrealized gain (loss) on
    investments and futures and foreign currency
    transactions.................................        (2.01)         (1.69)         (0.33)          3.95
                                                    ----------     ----------     ----------     ----------
TOTAL FROM INVESTMENT OPERATIONS.................        (2.01)         (1.69)         (0.34)          3.95
                                                    ----------     ----------     ----------     ----------
LESS DISTRIBUTIONS:
  From net investment income.....................        (0.00)**       (0.00)         (0.02)         (0.00)**
  From net realized gains........................         0.00          (0.00)         (2.08)         (0.74)
  In excess of net realized gain on
    investments..................................         0.00          (0.72)          0.00           0.00
  Return of Capital..............................         0.00          (0.08)          0.00           0.00
                                                    ----------     ----------     ----------     ----------
TOTAL DISTRIBUTIONS..............................        (0.00)**       (0.80)         (2.10)         (0.74)
                                                    ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF PERIOD...................   $     6.27     $     8.28     $    10.77     $    13.21
                                                    ==========     ==========     ==========     ==========
Total return.....................................       -24.26%        -15.21%         -2.56%         40.03%++
Ratios/Supplemental data:
  Net assets, end of period (000)................   $2,060,555     $2,810,546     $3,349,618     $3,361,695
Ratios to average net assets:
  Ratio of expenses to average net assets........         0.88%          0.88%          0.84%          0.80%+
  Ratio of net investment income (loss) to
    average net assets...........................         0.02%         -0.04%         -0.07%         -0.01%+
(1) Ratio of expenses to average net assets prior
  to expense reductions and reimbursed
  expenses.......................................         0.91%          0.89%          0.86%          0.81%+
(2) Ratio of net investment income (loss) to
  average net assets prior to expense reductions
  and reimbursed expenses........................        -0.01%         -0.05%         -0.09%         -0.02%+
Portfolio turnover...............................           74%            40%            59%           129%++

------------------
 + -- Annualized
++ -- Not annualized
 * -- Commencement of operations
** -- Rounds to less than $0.01

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                         AGGRESSIVE OPPORTUNITIES
                                                         ---------------------------------------------------------
                                                                                                        FOR THE
                                                                                                      PERIOD FROM
                                                           FOR THE        FOR THE        FOR THE        MARCH 1,
                                                          YEAR ENDED     YEAR ENDED     YEAR ENDED      1999* TO
                                                         DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                             2002           2001           2000           1999
                                                         ------------   ------------   ------------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD...................    $  10.19       $  11.82       $  15.82       $  10.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss..................................       (0.04)         (0.07)         (0.03)         (0.04)
  Net realized and unrealized gain (loss) on
    investments and futures and foreign currency
    transactions.......................................       (3.88)         (1.56)         (1.45)          6.34
                                                           --------       --------       --------       --------
TOTAL FROM INVESTMENT OPERATIONS.......................       (3.92)         (1.63)         (1.48)          6.30
                                                           --------       --------       --------       --------
LESS DISTRIBUTIONS:
  From net realized gains..............................        0.00           0.00          (2.52)         (0.48)
  In excess of net realized gain on investments........        0.00          (0.00)**        0.00           0.00
                                                           --------       --------       --------       --------
TOTAL DISTRIBUTIONS....................................        0.00           0.00          (2.52)         (0.48)
                                                           --------       --------       --------       --------
NET ASSET VALUE, END OF PERIOD.........................    $   6.27       $  10.19       $  11.82       $  15.82
                                                           ========       ========       ========       ========
Total return...........................................      -38.47%        -13.75%         -9.35%         63.39%++
Ratios/Supplemental data:
  Net assets, end of period (000)......................    $572,470       $819,047       $850,915       $631,505
Ratios to average net assets:
  Ratio of expenses to average net assets..............        1.14%          1.19%          1.24%          1.28%+
  Ratio of net investment loss to average net assets...       -0.54%         -0.67%         -0.28%         -0.48%+
(1) Ratio of expenses to average net assets prior to
  expense reductions and reimbursed expenses...........        1.18%          1.24%          1.25%          1.28%+
(2) Ratio of net investment income (loss) to average
  net assets prior to expense reductions and reimbursed
  expenses.............................................       -0.58%         -0.72%         -0.29%         -0.48%+
Portfolio turnover.....................................         128%           102%            41%            50%++

------------------
 + -- Annualized
++ -- Not annualized
 * -- Commencement of operations
** -- Rounds to less than $0.01

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                         INTERNATIONAL
                                                   ---------------------------------------------------------
                                                                                                  FOR THE
                                                                                                PERIOD FROM
                                                     FOR THE        FOR THE        FOR THE        MARCH 1,
                                                    YEAR ENDED     YEAR ENDED     YEAR ENDED      1999* TO
                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                       2002           2001           2000           1999
                                                   ------------   ------------   ------------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD.............    $   8.20       $  10.73       $  13.76       $  10.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income..........................        0.07           0.06           0.07           0.08
  Net realized and unrealized gain (loss) on
    investments and futures and foreign currency
    transactions.................................       (1.39)         (2.23)         (2.12)          4.15
                                                     --------       --------       --------       --------
TOTAL FROM INVESTMENT OPERATIONS.................       (1.32)         (2.17)         (2.05)          4.23
                                                     --------       --------       --------       --------
LESS DISTRIBUTIONS:
  From net investment income.....................       (0.08)         (0.00)         (0.12)         (0.15)
  From net realized gains........................        0.00          (0.00)         (0.86)         (0.32)
  In excess of net realized gain on
    investments..................................        0.00          (0.25)          0.00           0.00
  Return of Capital..............................        0.00          (0.11)          0.00           0.00
                                                     --------       --------       --------       --------
TOTAL DISTRIBUTIONS..............................       (0.08)         (0.36)         (0.98)         (0.47)
                                                     --------       --------       --------       --------
NET ASSET VALUE, END OF PERIOD...................    $   6.80       $   8.20       $  10.73       $  13.76
                                                     ========       ========       ========       ========
Total return.....................................      -16.08%        -20.16%        -14.91%         42.62%++
Ratios/Supplemental data:
  Net assets, end of period (000)................    $282,921       $304,357       $326,534       $316,937
Ratios to average net assets:
  Ratio of expenses to average net assets........        1.16%          1.18%          1.13%          1.12%+
  Ratio of net investment income to average net
    assets.......................................        0.89%          0.56%          0.46%          0.86%+
(1) Ratio of expenses to average net assets prior
  to expense reductions and reimbursed
  expenses.......................................        1.20%          1.20%          1.15%          1.14%+
(2) Ratio of net investment income to average net
  assets prior to expense reductions and
  reimbursed expenses............................        0.85%          0.54%          0.44%          0.84%+
Portfolio turnover...............................          81%            37%            40%            29%++

------------------
 + -- Annualized
++ -- Not annualized
 * -- Commencement of operations

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                    CORE BOND INDEX
                      ---------------------------------------------------------------------------------------------------------
                                                                                              FOR THE PERIOD     FOR THE PERIOD
                            FOR THE                  FOR THE                  FOR THE         FROM MARCH 1,      FROM APRIL 5,
                           YEAR ENDED               YEAR ENDED              YEAR ENDED           1999* TO           1999*TO
                          DECEMBER 31,             DECEMBER 31,            DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                              2002                     2001                    2000                1999               1999
                      --------------------   ------------------------   -------------------   --------------     --------------
                      CLASS I    CLASS II    CLASS I(A)   CLASS II(A)   CLASS I    CLASS II      CLASS I            CLASS II
                      --------   ---------   ----------   -----------   --------   --------   --------------     --------------
NET ASSET VALUE,
  BEGINNING OF
  PERIOD............  $  10.07   $  10.10     $   9.85     $   9.88     $   9.41   $  9.43       $  10.00           $ 10.00
INCOME FROM
  INVESTMENT
  OPERATIONS:
  Net investment
    income..........      0.50       0.53         0.52         0.55         0.60      0.62           0.49              0.45
  Net realized and
    unrealized gain
    (loss) on
    investments and
    futures and
    foreign
    currency........      0.44       0.43         0.30         0.29         0.44      0.45          (0.59)            (0.57)
                      --------   --------     --------     --------     --------   -------       --------           -------
TOTAL FROM
  INVESTMENT
  OPERATIONS........      0.94       0.96         0.82         0.84         1.04      1.07          (0.10)            (0.12)
                      --------   --------     --------     --------     --------   -------       --------           -------
LESS DISTRIBUTIONS:
  From net
    investment
    income..........     (0.55)     (0.57)       (0.60)       (0.62)       (0.60)    (0.62)         (0.49)            (0.45)
                      --------   --------     --------     --------     --------   -------       --------           -------
TOTAL
  DISTRIBUTIONS.....     (0.55)     (0.57)       (0.60)       (0.62)       (0.60)    (0.62)         (0.49)            (0.45)
                      --------   --------     --------     --------     --------   -------       --------           -------
NET ASSET VALUE, END
  OF PERIOD.........  $  10.46   $  10.49     $  10.07     $  10.10     $   9.85   $  9.88       $   9.41           $  9.43
                      ========   ========     ========     ========     ========   =======       ========           =======
Total return........      9.69%      9.88%        8.51%        8.71%       11.43%    11.73%         -1.05%++          -1.19%++
Ratios/Supplemental
  data:
  Net assets, end of
    period (000)....  $384,323   $150,365     $343,980     $116,664     $293,330   $81,972       $261,607           $48,288
Ratios to average
  net assets:
  Ratio of expenses
    to average net
    assets**........      0.48%      0.28%        0.48%        0.28%        0.47%     0.27%          0.47%+            0.27%+
  Ratio of net
    investment
    income to
    average net
    assets..........      4.90%      5.10%        5.58%        5.78%        6.30%     6.53%          5.99%+            6.26%+

------------------
 + --  Annualized
++ --  Not annualized
 * --  Commencement of operations
(a)-- The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the period ended December 31, 2001 was a decrease in net investment income per share of $0.08 and $0.07, for Class I and Class II, respectively, an increase in net realized and unrealized gains and losses per share of $0.08 and $0.07, for Class I and Class II, respectively, and a decrease in the ratio of net investment income to average net assets from 5.98% to 5.58% and from 6.17% to 5.78% for Class I and Class II, respectively. Per share data and ratios/supplemental data for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

** --  Includes effect of expenses allocated from Master Investment Portfolio

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                          500 STOCK INDEX
                              ---------------------------------------

                                   FOR THE              FOR THE
                                  YEAR ENDED           YEAR ENDED
                                 DECEMBER 31,         DECEMBER 31,
                                     2002                 2001
                              ------------------   ------------------
                              CLASS I   CLASS II   CLASS I   CLASS II
                              -------   --------   -------   --------
NET ASSET VALUE, BEGINNING
  OF PERIOD.................  $  9.05   $   8.62   $ 10.43   $   9.95
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income.....     0.09       0.10      0.08       0.09
  Net realized and
    unrealized gain (loss)
    on investments and
    futures and foreign
    currency................    (2.11)     (2.01)    (1.37)     (1.31)
                              -------   --------   -------   --------
TOTAL FROM INVESTMENT
  OPERATIONS................    (2.02)     (1.91)    (1.29)     (1.22)
                              -------   --------   -------   --------
LESS DISTRIBUTIONS:
  From net investment
    income..................    (0.09)     (0.10)    (0.08)     (0.10)
  From net realized gains...     0.00       0.00     (0.00)     (0.00)
  Return of Capital.........     0.00       0.00     (0.01)     (0.01)
                              -------   --------   -------   --------
TOTAL DISTRIBUTIONS.........    (0.09)     (0.10)    (0.09)     (0.11)
                              -------   --------   -------   --------
NET ASSET VALUE, END OF
  PERIOD....................  $  6.94   $   6.61   $  9.05   $   8.62
                              =======   ========   =======   ========
Total return................   -22.39%    -22.17%   -12.29%    -12.17%
Ratios/Supplemental data:
  Net assets, end of period
    (000)...................  $85,250   $120,784   $97,478   $144,574
Ratios to average net
  assets:
  Ratio of expenses to
    average net assets**....     0.47%      0.27%     0.47%      0.27%
  Ratio of net investment
    income to average net
    assets..................     1.17%      1.37%     0.89%      1.09%

                                                   500 STOCK INDEX
                              ---------------------------------------------------------
                                                    FOR THE PERIOD       FOR THE PERIOD
                                    FOR THE         FROM MARCH 1,        FROM APRIL 5,
                                  YEAR ENDED           1999*TO              1999*TO
                                 DECEMBER 31,        DECEMBER 31,         DECEMBER 31,
                                     2000                1999                 1999
                              -------------------   --------------       --------------
                              CLASS I    CLASS II      CLASS I              CLASS II
                              --------   --------   --------------       --------------
NET ASSET VALUE, BEGINNING
  OF PERIOD.................  $  11.85   $  11.32      $  10.00             $  10.00
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income.....      0.10       0.10          0.09                 0.08
  Net realized and
    unrealized gain (loss)
    on investments and
    futures and foreign
    currency................     (1.24)     (1.16)         1.86                 1.36
                              --------   --------      --------             --------
TOTAL FROM INVESTMENT
  OPERATIONS................     (1.14)     (1.06)         1.95                 1.44
                              --------   --------      --------             --------
LESS DISTRIBUTIONS:
  From net investment
    income..................     (0.07)     (0.10)        (0.07)               (0.09)
  From net realized gains...     (0.21)     (0.21)        (0.03)               (0.03)
  Return of Capital.........      0.00       0.00          0.00                 0.00
                              --------   --------      --------             --------
TOTAL DISTRIBUTIONS.........     (0.28)     (0.31)        (0.10)               (0.12)
                              --------   --------      --------             --------
NET ASSET VALUE, END OF
  PERIOD....................  $  10.43   $   9.95      $  11.85             $  11.32
                              ========   ========      ========             ========
Total return................     -9.61%     -9.36%        19.52%++             14.44%++
Ratios/Supplemental data:
  Net assets, end of period
    (000)...................  $100,732   $149,423      $135,372             $119,236
Ratios to average net
  assets:
  Ratio of expenses to
    average net assets**....      0.44%      0.24%         0.44%+               0.24%+
  Ratio of net investment
    income to average net
    assets..................      0.83%      1.02%         1.04%+               1.23%+

------------------
 + --Annualized
++ --Not annualized
 * --Commencement of operations
** --Includes effect of expenses allocated from Master Investment Portfolio

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                        BROAD MARKET INDEX
                                         -------------------------------------------------

                                               FOR THE                 FOR THE
                                             YEAR ENDED              YEAR ENDED
                                            DECEMBER 31,            DECEMBER 31,
                                                2002                    2001
                                         -------------------   -----------------------
                                         CLASS I    CLASS II   CLASS I        CLASS II
                                         --------   --------   --------       --------
NET ASSET VALUE, BEGINNING OF PERIOD...  $   8.80       8.35   $  10.17       $   9.67
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income................      0.09       0.09       0.08           0.09
  Net realized and unrealized gain
    (loss) on investments and futures
    and foreign currency
    transactions.......................     (1.99)     (1.88)     (1.30)         (1.24)
                                         --------   --------   --------       --------
TOTAL FROM INVESTMENT OPERATIONS.......     (1.90)     (1.79)     (1.22)         (1.15)
                                         --------   --------   --------       --------
LESS DISTRIBUTIONS:
  From net investment income...........     (0.01)     (0.02)     (0.06)         (0.08)
  From net realized gains..............      0.00       0.00      (0.09)         (0.09)
                                         --------   --------   --------       --------
TOTAL DISTRIBUTIONS....................     (0.01)     (0.02)     (0.15)         (0.17)
                                         --------   --------   --------       --------
NET ASSET VALUE, END OF PERIOD.........  $   6.89   $   6.54   $   8.80       $   8.35
                                         ========   ========   ========       ========
Total return...........................    -21.62%    -21.39%    -11.87%        -11.73%
Ratios/Supplemental data:
  Net assets, end of period (000)......  $190,706   $188,942   $255,532       $240,617
Ratios to average net assets:
  Ratio of expenses to average net
    assets**...........................      0.49%      0.29%      0.47%          0.27%
  Ratio of net investment income (loss)
    to average net assets..............      1.07%      1.27%      0.85%          1.05%

                                                            BROAD MARKET INDEX
                                         --------------------------------------------------------
                                                                  FOR THE             FOR THE
                                                                PERIOD FROM         PERIOD FROM
                                               FOR THE           MARCH 1,             APRIL 5,
                                             YEAR ENDED          1999* TO             1999* TO
                                            DECEMBER 31,       DECEMBER 31,         DECEMBER 31,
                                                2000               1999                 1999
                                         -------------------   -------------       --------------
                                         CLASS I    CLASS II      CLASS I             CLASS II
                                         --------   --------   -------------       --------------
NET ASSET VALUE, BEGINNING OF PERIOD...  $  12.21   $  11.68     $  10.00             $  10.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income................      0.11       0.10         0.10                 0.09
  Net realized and unrealized gain
    (loss) on investments and futures
    and foreign currency
    transactions.......................     (1.42)     (1.35)        2.30                 1.80
                                         --------   --------     --------             --------
TOTAL FROM INVESTMENT OPERATIONS.......     (1.31)     (1.25)        2.40                 1.89
                                         --------   --------     --------             --------
LESS DISTRIBUTIONS:
  From net investment income...........     (0.08)     (0.11)       (0.09)               (0.11)
  From net realized gains..............     (0.65)     (0.65)       (0.10)               (0.10)
                                         --------   --------     --------             --------
TOTAL DISTRIBUTIONS....................     (0.73)     (0.76)       (0.19)               (0.21)
                                         --------   --------     --------             --------
NET ASSET VALUE, END OF PERIOD.........  $  10.17   $   9.67     $  12.21             $  11.68
                                         ========   ========     ========             ========
Total return...........................    -10.78%    -10.69%       24.07%++             19.01%++
Ratios/Supplemental data:
  Net assets, end of period (000)......  $313,268   $248,565     $519,581             $163,050
Ratios to average net assets:
  Ratio of expenses to average net
    assets**...........................      0.47%      0.27%        0.46%+               0.26%+
  Ratio of net investment income (loss)
    to average net assets..............      0.74%      0.94%        0.99%+               1.18%+

------------------

 + -- Annualized
++ -- Not annualized
 * -- Commencement of operations
** -- Includes effect of expenses allocated from Master Investment Portfolio

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                     MID/SMALL COMPANY INDEX
                                  -------------------------------------------------------------

                                        FOR THE            FOR THE YEAR         FOR THE YEAR
                                      YEAR ENDED              ENDED                ENDED
                                     DECEMBER 31,          DECEMBER 31,         DECEMBER 31,
                                         2002                  2001                 2000
                                  -------------------   ------------------   ------------------
                                  CLASS I    CLASS II   CLASS I   CLASS II   CLASS I   CLASS II
                                  --------   --------   -------   --------   -------   --------
NET ASSET VALUE, BEGINNING OF
  PERIOD........................  $  10.21   $   9.78   $ 11.50   $ 11.02    $ 13.92   $ 13.37
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income.........      0.06       0.08      0.07      0.08       0.06      0.09
  Net realized and unrealized
    gain (loss) on investments
    and futures and foreign
    currency transactions.......     (1.94)     (1.87)    (1.22)    (1.16)     (2.14)    (2.06)
                                  --------   --------   -------   -------    -------   -------
TOTAL FROM INVESTMENT
  OPERATIONS....................     (1.88)     (1.79)    (1.15)    (1.08)     (2.08)    (1.97)
                                  --------   --------   -------   -------    -------   -------
LESS DISTRIBUTIONS:
  From net investment income....      0.00       0.00     (0.05)    (0.08)     (0.05)    (0.09)
  From net realized gains.......      0.00       0.00     (0.08)    (0.08)     (0.29)    (0.29)
  Return of capital.............      0.00       0.00     (0.01)     0.00       0.00      0.00
                                  --------   --------   -------   -------    -------   -------
TOTAL DISTRIBUTIONS.............      0.00       0.00     (0.14)    (0.16)     (0.34)    (0.38)
                                  --------   --------   -------   -------    -------   -------
NET ASSET VALUE, END OF
  PERIOD........................  $   8.33   $   7.99   $ 10.21   $  9.78    $ 11.50   $ 11.02
                                  ========   ========   =======   =======    =======   =======
Total return....................    -18.41%    -18.30%    -9.90%    -9.65%    -14.91%   -14.75%
Ratios/Supplemental data:
  Net assets, end of period
    (000).......................  $ 27,427   $ 25,273   $30,220   $30,158    $33,805   $34,334
Ratios to average net assets:
  Ratio of expenses to average
    net assets**................      0.53%      0.33%     0.55%     0.35%      0.51%     0.31%
  Ratio of net investment income
    (loss) to average net
    assets......................      0.70%      0.90%     0.63%     0.83%      0.52%     0.73%

                                      MID/SMALL COMPANY INDEX
                                  -------------------------------
                                    FOR THE            FOR THE
                                  PERIOD FROM        PERIOD FROM
                                    MARCH 1,           APRIL 5,
                                    1999* TO           1999* TO
                                  DECEMBER 31,       DECEMBER 31,
                                      1999               1999
                                  ------------       ------------
                                    CLASS I            CLASS II
                                  ------------       ------------
NET ASSET VALUE, BEGINNING OF
  PERIOD........................    $ 10.00             $10.00
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income.........       0.06               0.07
  Net realized and unrealized
    gain (loss) on investments
    and futures and foreign
    currency transactions.......       4.02               3.48
                                    -------             ------
TOTAL FROM INVESTMENT
  OPERATIONS....................       4.08               3.55
                                    -------             ------
LESS DISTRIBUTIONS:
  From net investment income....      (0.06)             (0.08)
  From net realized gains.......      (0.10)             (0.10)
  Return of capital.............       0.00               0.00
                                    -------             ------
TOTAL DISTRIBUTIONS.............      (0.16)             (0.18)
                                    -------             ------
NET ASSET VALUE, END OF
  PERIOD........................    $ 13.92             $13.37
                                    =======             ======
Total return....................      40.90%++           35.64%++
Ratios/Supplemental data:
  Net assets, end of period
    (000).......................    $21,548             $9,296
Ratios to average net assets:
  Ratio of expenses to average
    net assets**................       0.60%+             0.40%+
  Ratio of net investment income
    (loss) to average net
    assets......................       0.75%+             0.97%+

------------------

 + -- Annualized
++ -- Not annualized
 * -- Commencement of operations
** -- Includes effect of expenses allocated from Master Investment Portfolio

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                   OVERSEAS EQUITY INDEX
                               --------------------------------------------------------------------------------------------
                                                                                                FOR THE          FOR THE
                                                                                              PERIOD FROM      PERIOD FROM
                                                                                                MARCH 1,         APRIL 5,
                               FOR THE YEAR ENDED   FOR THE YEAR ENDED   FOR THE YEAR ENDED     1999* TO         1999* TO
                                  DECEMBER 31,         DECEMBER 31,         DECEMBER 31,      DECEMBER 31,     DECEMBER 31,
                                      2002                 2001                 2000              1999             1999
                               ------------------   ------------------   ------------------   ------------     ------------
                               CLASS I   CLASS II   CLASS I   CLASS II   CLASS I   CLASS II     CLASS I          CLASS II
                               -------   --------   -------   --------   -------   --------   ------------     ------------
NET ASSET VALUE, BEGINNING OF
  PERIOD.....................  $  7.78    $ 7.40    $ 10.13    $ 9.64    $ 12.75    $12.19      $ 10.00           $10.00
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income......     0.10      0.12       0.09      0.10       0.16      0.13         0.11             0.15
  Net realized and unrealized
    gain (loss) on
    investments and futures
    and foreign currency
    transactions.............    (1.40)    (1.35)     (2.30)    (2.19)     (2.10)    (1.96)        2.88             2.30
                               -------    ------    -------    ------    -------    ------      -------           ------
TOTAL FROM INVESTMENT
  OPERATIONS.................    (1.30)    (1.23)     (2.21)    (2.09)     (1.94)    (1.83)        2.99             2.45
                               -------    ------    -------    ------    -------    ------      -------           ------
LESS DISTRIBUTIONS:
  From net investment
    income...................    (0.12)    (0.13)     (0.07)    (0.08)     (0.11)    (0.15)       (0.17)           (0.19)
  From net realized gains....     0.00      0.00      (0.01)    (0.01)     (0.57)    (0.57)       (0.07)           (0.07)
  Return of Capital..........     0.00      0.00      (0.06)    (0.06)      0.00      0.00         0.00             0.00
                               -------    ------    -------    ------    -------    ------      -------           ------
TOTAL DISTRIBUTIONS..........    (0.12)    (0.13)     (0.14)    (0.15)     (0.68)    (0.72)       (0.24)           (0.26)
                               -------    ------    -------    ------    -------    ------      -------           ------
NET ASSET VALUE, END OF
  PERIOD.....................  $  6.36    $ 6.04    $  7.78    $ 7.40    $ 10.13    $ 9.64      $ 12.75           $12.19
                               =======    ======    =======    ======    =======    ======      =======           ======
Total return.................   -16.73%   -16.59%    -21.77%   -21.56%    -15.21%   -15.02%       30.03%++         24.59%++
Ratios/Supplemental data:
  Net assets, end of period
    (000)....................  $35,413    $7,661    $35,682    $8,234    $34,167    $9,950      $48,416           $8,623
Ratios to average net assets:
  Ratio of expenses to
    average net assets**.....     0.70%     0.50%      0.68%     0.48%      0.67%     0.47%        0.95%+           0.75%+
  Ratio of net investment
    income (loss) to average
    net assets...............     1.51%     1.71%      1.05%     1.28%      1.07%     1.20%        1.17%+           1.53%+

------------------
 + -- Annualized
++ -- Not annualized
 * -- Commencement of operations
** -- Includes effect of expenses allocated from Master Investment Portfolio

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                             MODEL PORTFOLIOS
                                          ---------------------------------------------------------------------------------------
                                                       SAVINGS ORIENTED                           CONSERVATIVE GROWTH
                                          ------------------------------------------   ------------------------------------------
                                                                          FOR THE                                      FOR THE
                                                                        PERIOD FROM                                  PERIOD FROM
                                            FOR THE        FOR THE      DECEMBER 4,      FOR THE        FOR THE      DECEMBER 4,
                                           YEAR ENDED     YEAR ENDED      2000* TO      YEAR ENDED     YEAR ENDED      2000* TO
                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                              2002           2001           2000           2002           2001           2000
                                          ------------   ------------   ------------   ------------   ------------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD....    $  22.91       $  25.09       $  25.00       $  21.52       $  24.81       $  25.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income.................        0.64           0.96           0.16           0.53           0.83           0.14
  Net realized and unrealized gain on
    investments and futures and foreign
    currency transactions...............       (0.96)         (0.32)          0.21          (1.96)         (0.95)          0.33
                                            --------       --------       --------       --------       --------       --------
TOTAL FROM INVESTMENT OPERATIONS........       (0.32)          0.64           0.37          (1.43)         (0.12)          0.47
                                            --------       --------       --------       --------       --------       --------
LESS DISTRIBUTIONS:
  From net investment income............       (0.61)         (1.47)         (0.15)         (0.55)         (1.27)         (0.14)
  From net realized gains...............       (0.06)         (0.85)         (0.13)          0.00          (1.17)         (0.52)
  In excess of net realized gain on
    investments.........................        0.00          (0.37)          0.00           0.00          (0.53)          0.00
  Return of Capital.....................        0.00          (0.13)          0.00           0.00          (0.20)          0.00
                                            --------       --------       --------       --------       --------       --------
Total distributions.....................       (0.67)         (2.82)         (0.28)         (0.55)         (3.17)         (0.66)
                                            --------       --------       --------       --------       --------       --------
NET ASSET VALUE, END OF PERIOD..........    $  21.92       $  22.91       $  25.09       $  19.54       $  21.52       $  24.81
                                            ========       ========       ========       ========       ========       ========
Total return............................       -1.38%          2.81%          1.48%         -6.66%          0.09%          1.89%
Ratios/Supplemental data:
  Net assets, end of period (000).......    $159,497       $137,029       $101,093       $280,787       $280,813       $236,682
Ratios to average net assets:
  Ratio of expenses to average net
    assets..............................        0.16%          0.18%          0.13%+         0.15%          0.15%          0.12%+
  Ratio of net investment income to
    average net assets..................        3.06%          3.76%          8.95%+         2.64%          3.17%          8.26%+
Portfolio turnover......................          10%            14%             2%++          12%            15%             1%++

------------------
 + --Annualized
++ --Not annualized
 * --Commencement of operations

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                           MODEL PORTFOLIOS
                                        ---------------------------------------------------------------------------------------
                                                    TRADITIONAL GROWTH                            LONG-TERM GROWTH
                                        ------------------------------------------   ------------------------------------------
                                                                        FOR THE                                      FOR THE
                                                                      PERIOD FROM                                  PERIOD FROM
                                          FOR THE        FOR THE      DECEMBER 4,      FOR THE        FOR THE      DECEMBER 4,
                                         YEAR ENDED     YEAR ENDED      2000* TO      YEAR ENDED     YEAR ENDED      2000* TO
                                        DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                            2002           2001           2000           2002           2001           2000
                                        ------------   ------------   ------------   ------------   ------------   ------------
NET ASSET VALUE, BEGINNING OF
  PERIOD..............................    $  20.06       $  24.64       $  25.00       $  19.16       $  24.53       $  25.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income...............        0.34           0.57           0.14           0.22           0.36           0.15
  Net realized and unrealized gain on
    investments and futures and
    foreign currency transactions.....       (2.88)         (1.69)          0.47          (3.67)         (2.39)          0.66
                                          --------       --------       --------       --------       --------       --------
TOTAL FROM INVESTMENT OPERATIONS......       (2.54)         (1.12)          0.61          (3.45)         (2.03)          0.81
                                          --------       --------       --------       --------       --------       --------
LESS DISTRIBUTIONS:
  From net investment income..........       (0.33)         (0.92)         (0.14)         (0.22)         (0.62)         (0.15)
  From net realized gains.............        0.00          (1.78)         (0.83)         (0.01)         (2.11)         (1.13)
  In excess of net realized gain on
    investments.......................        0.00          (0.62)          0.00           0.00          (0.59)          0.00
  Return of Capital...................        0.00          (0.14)          0.00           0.00          (0.02)          0.00
                                          --------       --------       --------       --------       --------       --------
Total distributions...................       (0.33)         (3.46)         (0.97)         (0.23)         (3.34)         (1.28)
                                          --------       --------       --------       --------       --------       --------
NET ASSET VALUE, END OF PERIOD........    $  17.19       $  20.06       $  24.64       $  15.48       $  19.16       $  24.53
                                          ========       ========       ========       ========       ========       ========
Total return..........................      -12.64%         -3.62%          2.46%        -18.01%         -7.15%          3.23%
Ratios/Supplemental data:
  Net assets, end of period (000).....    $566,555       $571,357       $489,791       $528,710       $533,348       $467,522
Ratios to average net assets:
  Ratio of expenses to average net
    assets............................        0.14%          0.15%          0.11%+         0.14%          0.15%          0.11%+
  Ratio of net investment income to
    average net assets................        1.94%          2.20%          8.22%+         1.40%          1.40%          8.05%+
Portfolio turnover....................          11%            13%             0%++*          9%            10%             0%++*

------------------
 + --Annualized
++ --Not annualized
 * --Commencement of operations
 * --Rounds to less than 1%

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                          MODEL PORTFOLIOS
                                                             ------------------------------------------
                                                                         ALL-EQUITY GROWTH
                                                             ------------------------------------------
                                                                                             FOR THE
                                                                                           PERIOD FROM
                                                               FOR THE        FOR THE      DECEMBER 4,
                                                              YEAR ENDED     YEAR ENDED      2000* TO
                                                             DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                 2002           2001           2000
                                                             ------------   ------------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD.......................    $ 19.41        $ 24.27        $ 25.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income....................................       0.06           0.13           0.16
  Net realized and unrealized gain on investments and
    futures and foreign currency transactions..............      (4.73)         (3.05)          0.72
                                                               -------        -------        -------
TOTAL FROM INVESTMENT OPERATIONS...........................      (4.67)         (2.92)          0.88
                                                               -------        -------        -------
LESS DISTRIBUTIONS:
  From net investment income...............................      (0.06)         (0.42)         (0.16)
  From net realized gains..................................       0.00          (1.02)         (1.45)
  In excess of net realized gain on investments............       0.00          (0.49)          0.00
  Return of Capital........................................       0.00          (0.01)          0.00
                                                               -------        -------        -------
Total distributions........................................      (0.06)         (1.94)         (1.61)
                                                               -------        -------        -------
NET ASSET VALUE, END OF PERIOD.............................    $ 14.68        $ 19.41        $ 24.27
                                                               =======        =======        =======
Total return...............................................     -24.07%        -11.13%          3.53%
Ratios/Supplemental data:
  Net assets, end of period (000)..........................    $54,779        $37,812        $11,697
Ratios to average net assets:
  Ratio of expenses to average net assets..................       0.18%          0.20%          0.13%+
  Ratio of net investment income to average net assets.....       0.45%          0.21%          9.23%+
Portfolio turnover.........................................          6%            18%             2%++

------------------
 + --Annualized
++ --Not annualized
 * --Commencement of operations

The SAI includes additional
information about The Vantagepoint
Funds. The SAI has been filed with the
Securities and Exchange Commission
("SEC") and is incorporated by
reference into this prospectus. This
means that the SAI, for legal
purposes, is part of this prospectus.

Additional information about the
Funds' investments is available in the
annual and semi-annual reports to
shareholders. In the Funds' annual
report, you will find a discussion of
the market conditions and investment
strategies that significantly affected
the Funds' performance during its last
fiscal year.

You can obtain a free copy of the SAI
and the most recent annual or
semi-annual report by calling
1-800-669-7400. You may also call
1-800-669-7400 to request other
information or to make shareholder
inquiries.

Information about the Fund (including
the SAI) can be reviewed and copied at
the SEC's Public Reference Room in
Washington, D.C., or from the EDGAR
Database on the SEC's website
(http://www.sec.gov). Information on
the operation of the Public Reference
Room may be obtained by calling the
SEC at 1-202-942-8090. Copies of this
information may be obtained upon
payment of a duplicating fee, by
writing to: Securities and Exchange
Commission, Public Reference Section,
Washington, D.C. 20549-0102. You may
also obtain this information, upon
payment of a duplicating fee, by
e-mailing the SEC at the following
address: publicinfo@sec.gov.

Reports and other information about
the Funds are also available on the
SEC's Internet site at
http://www.sec.gov.

Investment Company Act file number:
811-08941

BRC000-072-200305-181

            [RECYCLE LOGO]
THIS PROSPECTUS IS PRINTED ENTIRELY ON
           RECYCLED PAPER.

                             THE VANTAGEPOINT FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY 1, 2004

The Vantagepoint Funds (The "Funds") is a no-load, diversified open-end management investment company. It operates as a "series" investment company, offering nineteen distinct investment portfolios, each having different investment objectives (each portfolio, a "Fund"). This Statement of Additional Information ("SAI") contains additional information about the Funds.

This SAI is not a Prospectus. This SAI is incorporated by reference into, and should be read in conjunction with, the Funds' current Prospectus, dated May 1, 2004 (the "Prospectus"), as supplemented from time to time. The Funds' annual report is a separate document that includes the Funds' most recent audited financial statements, which are incorporated by reference into this SAI. A copy of the Prospectus or annual report may be obtained by writing to the Funds, calling 1-800-669-7400 or by e-mailing a request to InvestorServices@icmarc.org.

                                TABLE OF CONTENTS


                                                               PAGE
                                                               ----
Investment Objectives & Policies............................
Management of The Vantagepoint Funds........................
Compensation................................................
Committees of the Board.....................................
Directors' Consideration of Investment Advisory and
  Subadvisory Agreements....................................
Control Persons and Principal Holders of Securities.........
Investment Advisory and Other Services......................
Subadvisers.................................................
Portfolio Transactions of the Funds.........................
Capital Stock and Other Securities..........................
Purchase, Redemption, and Pricing of Shares.................
Taxation of the Fund........................................
Calculation of Performance Data.............................
Legal Counsel, Independent Accountants, & Custodian.........
Financial Statements........................................
Appendix - Bond Ratings.....................................
  Appendix - Proxy Voting Guidelines (to be added by
amendment)


                               GENERAL INFORMATION

The Vantagepoint Funds (the "Funds") was organized as a Delaware business trust on July 28, 1998. It is managed by Vantagepoint Investment Advisers, LLC ("VIA" or the "Adviser"), which in turn hires, subject to the approval of the Funds' Board of Directors, and manages subadvisers who are responsible for the day-to-day management and security selections for each Fund. The Vantagepoint Funds are as follows:

         Actively Managed Funds:      Money Market Fund
                                      Income Preservation Fund
                                      US Government Securities Fund
                                      Asset Allocation Fund
                                      Equity Income Fund

                                      Growth & Income Fund
                                      Growth Fund
                                      Aggressive Opportunities Fund
                                      International Fund
         Index Funds:                 Core Bond Index Fund
                                      500 Stock Index Fund
                                      Broad Market Index Fund
                                      Mid/Small Company Index Fund
                                      Overseas Equity Index Fund

         Model Portfolio Funds:       Model Portfolio Savings Oriented Fund
                                      Model Portfolio Conservative Growth Fund
                                      Model Portfolio Traditional Growth Fund
                                      Model Portfolio Long-Term Growth Fund
                                      Model Portfolio All-Equity Growth Fund

The following discussion of investment objectives and policies for the Funds supplements the discussion of those objectives and policies set forth in the Prospectus.

                       INVESTMENT OBJECTIVES AND POLICIES

The policies and guidelines set forth below for each Fund have been adopted by the Board of Directors of The Vantagepoint Funds to govern the management and administration of each Fund by VIA. Those designated as fundamental in this SAI and in the Prospectus cannot be changed without shareholder approval. Other policies and guidelines described below and in the Prospectus may be revised at the discretion of the Board of Directors.

With the exception of the Money Market Fund and the Model Portfolio Funds, the assets of each actively managed Fund and Index Fund are managed by one or more subadvisers. Subadvisers are retained to manage a particular portion of each Fund under the terms of written investment advisory contracts with VIA and the applicable Fund.

The Money Market Fund is invested in the Short Term Investments Co. Liquid Assets Portfolio, a registered money market mutual fund. The money market mutual fund's investment adviser is AIM Advisors, Inc.

The Model Portfolio Funds' respective investment objectives and principal investment strategies are described in the Prospectus. The following information supplements, and should be read in conjunction with, the Prospectus. The Model Portfolio Funds pursue their objectives by investing all of their assets in shares of other mutual funds. The Model Portfolio Funds currently allocate their assets among the various portfolios offered by the Funds. Each current underlying Fund's investment objective and principal investment strategy is described in the Funds' current Prospectus.

Each subadviser is selected for its individual investment management expertise and each operates independently of the others. Each subadviser is registered with the Securities and Exchange Commission ("SEC") under the Investment Advisers Act of 1940. Further information on each Fund's subadviser(s) may be found in the Prospectus and this SAI.

Each subadviser agrees to exercise complete management discretion over assets of the Fund allocated to it in a manner consistent with the Fund's investment policies and guidelines and within such further investment limitations and conditions as may be established by VIA.

Any material changes in a Fund's fundamental investment objectives will be put to a vote of its shareholders.

COMPARATIVE INDEXES

The Funds may, from time to time, use one or more of the unmanaged indexes listed below for purposes of appraising fund performance. This list of indexes is not intended to be all inclusive, and other indexes, benchmarks or peer groups may be used, as deemed appropriate by the Board of Directors.

S&P 500 Index -- consists of 500 companies representing larger capitalization stocks traded in the U.S.

S&P/BARRA Value Index -- consists of a subset of the S&P 500 Index that includes stocks with lower price-to-book ratios.

Wilshire 5000 Total Market Index -- consists of common equity securities of companies domiciled in the U.S. for which daily pricing is available; the broadest measure of the U.S. equity market.

Wilshire 4500 Index -- consists of all stocks in the Wilshire 5000 except for those included in the S&P 500 Index; represents mid- and small-capitalization companies.

Morgan Stanley Capital International (MSCI) Europe Australasia Far East (EAFE) Index ("EAFE Index") -- consists of approximately 1,100 securities listed on the stock exchanges of developed markets of countries in Europe, Australasia and the Far East.

Morgan Stanley Capital International (MSCI) Europe Australasia Far East (EAFE) Free Index ("EAFE Free Index") - consists of a subset of the EAFE Index, that excludes securities that are not available for purchase by foreign investors.

Lehman Brothers Long-Term Treasury Bond Index -- consists of all Treasury obligations with maturities of 10 years or greater.

Lehman Brothers Aggregate Bond Index -- consists of all investment-grade U.S. fixed income securities.

Lehman Brothers Intermediate Government Bond Index -- consists of intermediate U.S. Government securities.

The Vantagepoint 500 Stock Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. ("S&P"), nor is the Broad Market Index or Mid/Small Company Index Funds sponsored, endorsed, sold, or promoted by Wilshire Associates Inc. ("Wilshire Associates"). Neither S&P nor Wilshire Associates makes any representation or warranty, express or implied, to the owners of the product or any member of the public regarding the advisability of investing in securities generally or in the product particularly or the ability of the S&P 500 Index, the Wilshire 4500 Index(R) or the Wilshire 5000 Index(R) to track general stock market performance. S&P's and Wilshire Associates' only relationship to the licensee is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index and Wilshire Associates and the Wilshire 4500 Index and Wilshire 5000 Index, which are determined, composed and calculated by S&P or Wilshire Associates without regard to the licensee or the product. S&P and Wilshire Associates have no obligation to take the needs of the licensee or the owners of the product into consideration in determining, composing or calculating the S&P 500 Index, the Wilshire 4500 Index or the Wilshire 5000 Index. S&P and Wilshire Associates are not responsible for and have not participated in the determination of the prices and amount of the product or the timing of the issuance or sale of the product or in the determination or calculation of the equation by which the product is to be converted into cash. S&P and Wilshire Associates have no obligation or liability in connection with the administration, marketing or trading of the product.

Neither S&P nor Wilshire Associates guarantees the accuracy and/or the completeness of the S&P 500 Index, the Wilshire 4500 Index, the Wilshire 5000 Index or any data included therein and neither S&P nor Wilshire Associates shall have any liability for any errors, omissions, or interruptions therein. S&P and Wilshire Associates make no warranty, express or implied, as to results to be obtained by licensees, owners of the product, or any other person or entity from the use of the S&P 500 Index, Wilshire 4500 Index, Wilshire 5000 Index or any data included therein. S&P and Wilshire Associates make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index, Wilshire 4500 Index, Wilshire 5000 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P or Wilshire Associates have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

DESCRIPTION OF THE FUNDS' INVESTMENTS AND RISKS

ELIGIBLE INVESTMENTS

In addition to the securities and financial instruments described in the Prospectus, the Funds (including the underlying Fund for each Model Portfolio
Fund) are authorized to invest in the types of securities and financial instruments listed below. Not every Fund will invest in all such securities and/or financial instruments as indicated below.

Currently, the Model Portfolio Funds expect to be fully invested in shares of underlying Funds.

A. Cash/Cash Equivalents: Fixed income obligations with maturity of less than one year, including short term accounts managed by a custodian institution and shares of money market mutual funds. All funds may also participate in repurchase agreements and reverse repurchase agreements. In a repurchase agreement, a Fund buys a security from a bank or broker-dealer that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price normally is the purchase price plus a mutually agreed upon interest rate. In a reverse repurchase agreement, a Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. A reverse repurchase agreement is considered as the borrowing of money by the Fund and, therefore, a form of leverage, which may cause any gains or losses for the Fund to become magnified.

B. Depositary Receipts: Those Funds that may invest in foreign securities as identified in the Prospectus may purchase the foreign securities in the form of sponsored or unsponsored depositary receipts or other securities representing underlying shares of foreign issuers. The Funds may purchase depositary receipts, rather than invest directly in the underlying shares of a foreign issuer, for liquidity, timing or transaction cost reasons. The risks associated with depositary receipts are similar to those of investing in foreign securities as described in the Prospectus.

C. Securities Lending: The Funds may engage in one or more securities lending programs conducted by the Funds' custodian or other appropriate entities in order to generate additional income. For each loan, the borrower must maintain with the Fund's custodian collateral (consisting of any combination of cash, securities issued by the U.S. government and its agencies and instrumentalities, or irrevocable letters of credit) with a value at least equal to the current market value of the loaned securities. A Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. A Fund also continues to receive any distributions paid on the loaned securities. The Fund may terminate a loan at any time and obtain the return of the securities loaned within the normal settlement period for the security involved. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of the borrower. The Fund may not retain voting rights on securities while they are on loan.

D. Rights and Warrants: All Funds except the Money Market Fund and the US Government Securities Fund. Rights are short-term obligations issued in conjunction with new stock issues. Warrants give the holder the right to buy an issuer's securities at a stated price for a stated time.

E. Convertible Securities: All Funds except the Money Market Fund and the US Government Securities Fund. Convertible securities are fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock or convertible bonds.

F. High Yield Securities: The Income Preservation, Equity Income, Growth & Income, Growth, and Aggressive Opportunities Funds may invest to a limited extent in high yield securities. A Fund's investments in high yield securities are subject to a substantial degree of credit risk. Prices of high yield securities will rise and fall primarily in response to actual or perceived changes in the issuer's financial health, although changes in market interest rates also will affect prices. High yield securities may experience reduced liquidity and sudden and substantial decreases in price. See the "Appendix" to this SAI for more information regarding Bond ratings.

G. REITs: The Asset Allocation, Equity Income, Growth & Income, Growth, Aggressive Opportunities, International 500 Stock Index and Broad Market Index Funds may invest in real estate investment trusts ("REITs"). Equity REITs invest directly in real property while mortgage REITs invest in mortgages on real property. REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income.

H. Asset-Backed Securities: The Income Preservation, US Government Securities, and Core Bond Index Funds may invest in asset-backed securities. Asset-backed securities are interests in pools of debt securities backed by various types of loans such as credit card, auto and home equity loans. Payment of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the entities issuing the securities. These securities involve prepayment risk as well as risk that the underlying debt securities will default.

I. When-Issued Securities: The Income Preservation Fund may purchase securities on a when-issued basis. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of these securities is subject to market fluctuation.

J. Wrapper Agreements: The Income Preservation Fund seeks to maintain a stable net asset value by purchasing wrapper agreements from financial institutions such as insurance companies and banks ("wrap providers"). These agreements are designed to maintain the Fund's net asset value at a stable share price through valuation arrangement that offsets the difference between daily market value and book value in the accounting for the fixed income securities held in the Fund's portfolio. Risks of purchasing wrapper agreements include the possibility that the wrapper agreement purchased by the Fund will fail to achieve the goal of limiting fluctuations in the Fund's net asset value. Wrap providers do not assume the credit risk associated with fixed income securities. Therefore, if the issuer of a security defaults or has its credit rating downgraded, the Fund may have to sell such a security quickly and at a price that may not reflect its book value, and the wrapper agreements, by contrast, will not shield the Fund from any resultant loss. Additionally, the wrapper agreements are not liquid investments.

The Fund is also subject to the risk that a wrap provider may have its credit rating lowered or that a wrap provider may default on its obligations altogether. This would require the Fund to seek other suitable wrapper arrangements, which may not be readily available. In addition, the Fund may not be able to replace a wrapper agreement that is maturing or subject to termination.

Under normal circumstances, the value of a wrapper agreement is the difference between the aggregate book value and the current market value of the Fund's portfolio securities covered by the agreement. The Fund may not be able to maintain a stable net asset value if any governmental or self-regulatory authority determines that it is not appropriate to value wrapper agreements at the difference between the book value of the Fund's covered assets and their market value or if the Funds' Board of Directors determines that such valuation is not appropriate.

K. Futures: A futures contract is an agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date. Financial futures are used to adjust investment exposure and may involve a small investment of cash relative to the magnitude of the risk assumed. For purposes of meeting a Fund's investment objectives or restrictions, futures contracts are considered to be the same type of security or financial instrument as that underlying the contract. The Income Preservation Fund may invest in futures if used for relative value, hedging and risk control. The Growth Fund and Asset Allocation Fund may invest in S&P 500 Index futures. The Asset Allocation Fund and U S Government Securities Fund may invest in U.S. Treasury bond and note futures. The Aggressive Opportunities Fund, International Fund and Overseas Equity Index Fund may invest in futures for currency management. Futures transactions must be made on national exchanges where purchases and sales transactions are regularly executed and regulated.

The risks associated with the use of futures include: a Fund experiencing losses over certain ranges in the market that exceed losses experienced by a Fund that does not use futures contracts; there may be an imperfect correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures; trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts; and there may not always be a liquid secondary market for a futures contract and therefore a Fund may be unable to close out its futures contracts at a time that is advantageous.


L. Forward Currency Contracts: Those Funds that may invest in foreign securities may use these types of contracts for currency management or hedging purposes. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract.


M. Swaps: The Income Preservation Fund may invest in swaps to manage interest rate and credit exposure.

N. Options: The Income Preservation Fund may use options (and options on futures contracts) to obtain exposure to fixed income sectors without incurring leverage. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price upon exercise of the option. In writhing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Fund could result in the Fund buying or selling a security at a price different from the current market value. When an option is exercised, the proceeds on sales for a written call option or the purchase cost for a written put option, or the cost of the security for a purchased put or call option Is adjusted by the amount of premium received or paid. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk of writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The International Fund and Aggressive Opportunities Fund may purchase options on futures contracts for currency management.

O. Yankee Bonds: Foreign bonds denominated in U.S. dollars and issued in the United States by foreign banks and corporations. These bonds are usually registered with the SEC. The Income Preservation Fund may invest in Yankee Bonds.

P. Mortgage Backed Securities: The US Government Securities Fund invests in mortgage-backed securities issued or guaranteed by the Government National Mortgage Association ("Ginnie Mae"), the Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Mortgage Corporation ("Freddie Mac").

Mortgage-backed securities represent an ownership interest in a pool of mortgage loans originated by lenders such as mortgage banks, commercial banks, savings and loan associations, savings banks and credit unions, to finance purchases of homes, commercial buildings or other real estate. The individual mortgage may have either fixed or adjustable interest rates. These loans are packaged or "pooled" together for sale to investors. As the underlying mortgage loans are paid off, investors receive principal and interest payments. The primary issuers or guarantors of these securities are Ginnie Mae, Fannie Mae and Freddie Mac.

Ginnie Mae guarantees the payment of principal and interest on Ginnie Mae securities and this guarantee is backed by the full faith and credit of the U.S. Government. Ginnie Mae may borrow U.S. Treasury funds needed to make payments under its guarantee. The guarantee however, does not cover the value or yield of Ginnie Mae securities nor does it cover the value of the Fund's shares which will fluctuate daily with market conditions.

Mortgage-backed securities from Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Government. Fannie Mae guarantees full and timely payment of all interest and principal, and Freddie Mac guarantees timely payment of interest and the ultimate collection of principal. Securities issued by Fannie Mae and Freddie Mac are supported by the right to borrow money from the U.S. Treasury under certain circumstances. There is no assurance that the U.S. Government will support Fannie Mae or Freddie Mac securities and, accordingly, they involve a risk of non-payment of principal and interest. Nonetheless, Fannie Mae and Freddie Mac securities are generally considered to be high quality investments. Due largely to their prepayment risk, the yields on these mortgage-backed securities historically have exceeded the yields on debt securities having comparable maturities that are backed by the full faith and credit of the U.S. Government.

The mortgage-backed securities in which the Fund invests differ from conventional bonds in that most mortgage-backed securities are pass-through securities, which means that they provide investors with monthly payments consisting of a pro rata share of both regular interest and principal payments, as well as unscheduled early prepayments, on the underlying mortgage pool (less Ginnie Mae's, Freddie Mac's or Fannie Mae's fees and any applicable loan servicing fees). As a result, the holder of the mortgage-backed securities (i.e., the Fund) receives monthly scheduled payments of principal and interest and also may receive unscheduled prepayments of principal on the underlying mortgages. When Fund reinvests the payments and any unscheduled prepayments it receives, it may have to buy securities that have a lower interest rate than it receives on the mortgage-backed securities. For this reason, pass-through mortgage-backed securities may be less effective than U.S. Government securities as a way to "lock in" long-term interest rates. In general, fixed-rate mortgage-backed securities have greater exposure to this "prepayment risk."

The market value of mortgage-backed securities, like other debt securities, will generally vary inversely with changes in market interest rates, declining when interest rates go up and rising when interest rates go down. While having less risk of a decline in value during periods of rapidly rising interest rates, mortgage-backed securities also may have less potential for capital appreciation than other debt securities of comparable maturities as interest rates decline, due to the increased likelihood of mortgage prepayments. Also an unexpected increase in interest rates could extend the average life of a mortgage-backed security because of a lower than expected level of prepayments, potentially reducing the security's value and increasing its volatility. Coupon rates of adjustable rate mortgage-backed securities tend to move with market interest rates and their values fluctuate less than fixed rate mortgage-backed securities. If market interest rates rise above applicable caps or maximum rates on ARMS or above the coupon rates of fixed-rate mortgage-backed securities, the market value of the mortgage-backed security likely will decline to the same extent as a conventional fixed-rate security. These factors may limit the ability of the Fund to obtain a high level of total return under varying market conditions.

In addition, to the extent mortgage-backed securities are purchased at a premium, mortgage foreclosures or unscheduled principal prepayments may result in a loss of the holder's principal investment to the extent of the premium paid. On the other hand, if mortgage-backed securities are bought at a discount, both scheduled payments and unscheduled prepayments of principal will increase current and total returns, and accelerate the recognition of income that will be taxable as ordinary income when distributed to shareholders.


Q. Illiquid or Restricted Securities: Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 (the "1933 Act"). Where registration is required, the fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the time of the decision to sell and the time the fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be priced at fair value as determined in accordance with procedures prescribed by the Fund's Board. If, through the appreciation of illiquid securities or the depreciation of liquid securities, the fund should be in a position where more than 15% of the value of its net assets is invested in illiquid assets, including restricted securities, the fund will take appropriate steps to protect liquidity.



Notwithstanding the above, the fund may purchase securities which, while privately placed, are eligible for purchase and sale under Rule 144A under the 1933 Act. This rule permits certain qualified institutional buyers, such as the fund, to trade in privately placed securities even though such securities are not registered under the 1933 Act.


ELIGIBLE PRACTICES: There are no restrictions on subadvisers as to the following:

    -    Fund portfolio turnover.

    -    Realized gains and losses.

The eligible investments and practices are not fundamental policies and may be changed by the Funds' Board of Directors without a vote of shareholders.

FUND POLICIES AND INVESTMENT LIMITATIONS

The following policies supplement the Funds' investment limitations set forth in the Prospectus. It is the policy of each Fund (which includes the underlying Funds for each Model Portfolio Fund) not to engage in any of the activities or business practices set forth below. Unless it is noted that a particular restriction is not fundamental, these restrictions may not be changed with respect to a particular Fund without approval by vote of a majority of the Fund's outstanding voting securities (as defined in the Investment Company Act of 1940 ("1940 Act")). A Fund may not:

(1) Issue senior securities, (as defined in the 1940 Act) except as permitted by rule, interpretation or order of the SEC;

(2) Engage in the business of underwriting securities issued by others, except to the extent a Fund may technically be deemed to be an underwriter under the Securities Act of 1933, as amended (this restriction is not fundamental);

(3) Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid (this restriction is not fundamental);

(4) Make loans, except (i) by purchasing bonds, debentures or similar obligations (including repurchase agreements, subject to the limitation described in (3) above) which are either publicly distributed or customarily purchased by institutional investors, and (ii) by lending its securities to banks, brokers, dealers and other financial institutions so long as such loans are not inconsistent with the 1940 Act or the rules, orders or interpretations of the SEC thereunder and the aggregate value of all securities loaned does not exceed 33 1/3% of the market value of a Fund's net assets. An Index Fund may not make loans to other parties, except to the extent permitted under the 1940 Act, including the rules, orders or interpretations thereunder. For purposes of this limitation for the Index Funds, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be making loans.

(5) Pledge, mortgage, or hypothecate its assets, except to secure authorized borrowings as provided in the Prospectus (this restriction is not fundamental);

(6) Buy any securities or other property on margin (except as may be needed to enter into futures and options transactions as described in the Prospectus and this SAI and for such short-term credits as are necessary for the clearance of transactions), or engage in short sales (unless by virtue of a Fund's ownership of other securities that it has a right to obtain at no added cost and which are equivalent in kind and amount to the securities sold), except as set forth in the prospectus (this restriction is not fundamental);

(7) Purchase or sell puts or calls, or combinations thereof except as provided herein or in the Prospectus;

(8) Purchase or sell real estate or real estate limited partnerships (although a Fund may purchase securities secured by real estate interests or interests therein, or issued by companies or investment trusts which invest in real estate or interests therein);

(9) Invest in the securities of other investment companies, except as may be acquired as part of a merger, consolidation or acquisition of assets approved by a Fund's shareholders or otherwise to the extent permitted by Section 12 of the 1940 Act or by any rule, order or interpretation of the SEC. Notwithstanding this restriction, the Index Funds, the Model Portfolio Funds and the Money Market Fund may enter into arrangements as described in the Prospectus and in this SAI. A Fund will invest only in investment companies that have investment objectives and investment policies consistent with those of the Fund making such investment except that a Fund may invest a portion of its assets in a money market fund for cash management purposes (this restriction is not fundamental);

(10) Invest in companies for the purpose of exercising control or management;
and

(11) Invest more than 25% of its assets in any single industry, except for the Money Market Fund and Income Preservation Fund and with respect to the Index Funds, to the extent that such industry concentration is a component of a Fund's benchmark index.

The US Government Securities Fund, Equity Income Fund and Model Portfolio All-Equity Growth Fund also will provide shareholders with at least 60 days' prior notice of any change to their non-fundamental policies to invest, under normal circumstances, at least 80% of the US Government Securities Fund's assets in U.S. Government Securities, 80% of the Equity Income Fund's net assets in equity securities and 100% of the Model Portfolio All-Equity Growth Fund's net assets in stock funds that in turn invest at least 80% of their net assets, under normal circumstances, in equity securities. The notice will be provided in plain English in a separate written document, containing the following prominent statement or similar statement in bold-face type: "Important Notice Regarding Change in Investment Policy." This statement will appear on both the notice and the envelope in which it is delivered, unless it is delivered separately from other communications to investors, in which case the statement will be either on the notice itself or the envelope.

The above-mentioned Fund policies and investment limitations are considered at the time investment securities are purchased (with the exception of the restriction on illiquid securities).

                      MANAGEMENT OF THE VANTAGEPOINT FUNDS

The Vantagepoint Funds is organized as a Delaware business trust and is governed by a 7-member Board of Directors, two of whom are "interested" directors as that term is defined in the 1940 Act. The Directors stand in the position of fiduciaries to the shareholders and, as such, they have a duty of due care and loyalty, and are responsible for protecting the interests of shareholders. The Directors are responsible for the overall supervision of the operations of the Funds and evaluation of the performance of its investment adviser and subadvisers.

VIA serves as investment adviser to the Funds and employs a supporting staff of management personnel needed to provide the requisite services to the Funds and also furnishes the Funds with necessary office space, furnishings, and equipment. Each Fund bears its own direct expenses, such as legal, auditing and custodial fees.

The officers of the Funds are also officers of VIA. The officers of the Funds manage its day-to-day operations and are responsible to the Funds' Board of Directors.

                  INFORMATION ABOUT THE OFFICERS AND DIRECTORS

The following table provides information about the Directors and executive officers of the Funds. Each Director oversees all nineteen portfolios of the Funds. The mailing address for the Directors and executive officers of the Funds is 777 North Capitol Street NE, Suite 600, Washington, D.C. 20002.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       OTHER
                                                                                                                   DIRECTORSHIPS
                                                                                                                      HELD BY
   NAME, ADDRESS AND        POSITION(S) HELD      TERM OF OFFICE AND LENGTH OF       PRINCIPAL OCCUPATION(S)        DIRECTOR OR
          AGE                  WITH FUND                  TIME SERVED                  DURING PAST 5 YEARS            OFFICER
------------------------------------------------------------------------------------------------------------------------------------
N. Anthony Calhoun (56)   Chairman of the       Director since November, 1998     Deputy Chief Financial N/A
                          Board and Director    Term expires October, 2006        Officer and Treasurer --
                                                                                  District of Columbia (2001
                                                                                  to present); Deputy Executive
                                                                                  Director & Chief Financial
                                                                                  Officer - Pension Benefit
                                                                                  Guaranty Corp. (1993-2001)
------------------------------------------------------------------------------------------------------------------------------------
Donna K. Gilding (64)     Director              Director since November, 1998     Chief Investment Officer-       N/A
                                                Term expires October, 2006        Progress Investment
                                                                                  Management Company (2001 -
                                                                                  present); Chief Investment
                                                                                  Officer - New York City
                                                                                  Comptroller's Office
                                                                                  (1993-2001)
------------------------------------------------------------------------------------------------------------------------------------
Arthur R. Lynch (49)      Director              Director since November, 1998     Chief Financial Officer -       N/A
                                                Term expires October, 2006        City of Glendale, Arizona
                                                                                  (1985-present)
------------------------------------------------------------------------------------------------------------------------------------
Eddie N. Moore, Jr. (56)  Director              Director since November 1998      President -Virginia State       Director -
                                                Term expires October 2004         University (1993-present)       Universal
                                                                                                                  Corporation
                                                                                                                  (1999-present)
------------------------------------------------------------------------------------------------------------------------------------
Peter Meenan (62)         Director              Director since December, 2001     President and CEO Babson -      Director-Eclipse
                                                Term expires October, 2004        United, Inc., Babson - United   Funds, Inc.
                                                                                  Investment Advisors -           (18
                                                                                  (2000-present); Independent     portfolios)
                                                                                  Consultant - (1999-2000);       (2002-present);
                                                                                  Head of Global Funds for        Trustee-
                                                                                  Investment Products &           Eclipse Funds
                                                                                  Distribution Group - Citicorp   (18
                                                                                  (1995-1999)                     portfolios)
                                                                                                                  (2002-present);
                                                                                                                  Trustee-
                                                                                                                  New York Life
                                                                                                                  Investment
                                                                                                                  Management
                                                                                                                  Institutional
                                                                                                                  Funds
                                                                                                                  (3 portfolios)
                                                                                                                  (2002-present);
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       OTHER
                                                                                                                   DIRECTORSHIPS
                                                                                                                      HELD BY
NAME, ADDRESS AND           POSITION(S) HELD      TERM OF OFFICE AND LENGTH OF       PRINCIPAL OCCUPATION(S)        DIRECTOR OR
       AGE                     WITH FUND                  TIME SERVED                  DURING PAST 5 YEARS            OFFICER
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

INTERESTED DIRECTORS AND OFFICERS


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     OTHER
                                                                                                                 DIRECTORSHIPS
    NAME, ADDRESS AND        POSITION(S) HELD      TERM OF OFFICE AND LENGTH OF     PRINCIPAL OCCUPATION(S)         HELD BY
           AGE                   WITH FUND                 TIME SERVED                DURING PAST 5 YEARS           DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
Robin L. Wiessmann (50)*    Director             Director since November, 1998     Principal and President -   Director - ICMA
                                                 Term expires October, 2004        Brown, Wiessmann            Retirement
                                                                                   Group (2001-present)        Corporation from
                                                                                   Managing Director- Dain     January, 1994 to
                                                                                   Rauscher (1999-2001)        December, 2001,
                                                                                   Founding Principal and      Director -
                                                                                   President - Artemis         Council of
                                                                                   Capital Group, Inc.         Lafayette Women
                                                                                   (1990-1998)                 Director - New
                                                                                                               York City
                                                                                                               Public/Private
                                                                                                               Initiatives
                                                                                                               Corporation
                                                                                                               Trustee -
                                                                                                               Citizens Budget
                                                                                                               Commission of New
                                                                                                               York
------------------------------------------------------------------------------------------------------------------------------------
Joan McCallen**(52)         President and        Since September 11, 2003          CEO - ICMA Retirement       N/A
                            Principal                                              Corporation (August 2003
                            Executive Officer                                      - present); President  -
                                                                                   Vantagepoint Investment
                                                                                   Advisers, LLC (August
                                                                                   2003 - present);
                                                                                   President, CEO and
                                                                                   Director - ICMA -RC
                                                                                   Services, LLC,
                                                                                   broker-dealer (August
                                                                                   2003 - present);
                                                                                   Executive Vice President
                                                                                   and Chief Operations
                                                                                   Officer ICMA-Retirement
                                                                                   Corporation (1997 to
                                                                                   2003)
------------------------------------------------------------------------------------------------------------------------------------
John Bennett**(54)          Acting Treasurer     Since August, 2003                Vice President  ICMA        N/A
                            and Principal                                          Retirement Corporation
                            Financial Officer                                      (1997 - 2003)
------------------------------------------------------------------------------------------------------------------------------------
Paul Gallagher**(44)        Secretary            Since November, 1998              Vice President /Secretary   N/A
                                                                                   and General Counsel -
                                                                                   ICMA Retirement
                                                                                   Corporation (1998 -
                                                                                   present); Secretary  -
                                                                                   Vantagepoint Investment
                                                                                   Advisers, LLC (1999
                                                                                   present);
                                                                                   Principal/Assistant
                                                                                   General Counsel - The
                                                                                   Vanguard Group (1985-1998)
------------------------------------------------------------------------------------------------------------------------------------

* Ms. Wiessmann is considered an interested director because she served on the board of directors of ICMA Retirement Corporation (RC) until December 31, 2001.

**Ms. McCallen and Mssrs. Bennett and Gallagher are the executive officers of the Funds and are considered interested persons as defined by the 1940 Act.

                                  COMPENSATION

Directors will be paid a quarterly retainer of $1,000 for their services, in recognition of their duties and responsibilities over and above meeting attendance that require at least two days of service, study and review each quarter, except the chairperson of the Board of Directors will be paid a quarterly retainer of $1,500 in recognition of the additional responsibilities and time required in serving in that position.

In addition, each director will be paid a $1,000 meeting fee for each regular meeting and a $1,000 meeting fee for each special meeting, attended in-person, at which the approval of an investment advisory or subadvisory agreement is considered. A Director also will be paid a $500 meeting fee for any committee meeting or other special meeting attended in-person and held on a date other than the date of another compensated meeting. A director will not receive compensation for participating in a meeting by telephone, unless the telephonic meeting is held in lieu of a regular in-person meeting in order to minimize travel costs and achieve a quorum. To promote continuing director education, a Director who attends an Investment Company Institute seminar or conference will receive a $500 attendance fee, limited to one per year. The following table provides information about compensation received by each Director for the fiscal year ended December 31, 2003.

--------------------------------------------------------------------------------
            Name of Person                 Aggregate Compensation From Fund
--------------------------------------------------------------------------------
          N. Anthony Calhoun
--------------------------------------------------------------------------------
           Donna K. Gilding
--------------------------------------------------------------------------------
           Arthur R. Lynch
--------------------------------------------------------------------------------
         Eddie N. Moore, Jr.
--------------------------------------------------------------------------------
             Peter Meenan
--------------------------------------------------------------------------------
INTERESTED DIRECTORS
--------------------------------------------------------------------------------
         Robin L. Wiessmann*
--------------------------------------------------------------------------------
          Howard D. Tipton*
--------------------------------------------------------------------------------

* Ms. Wiessmann was considered an interested director because she served as a director of ICMA Retirement Corporation (RC). . Mr. Tipton's term expired October 2003, because he is no longer on the Board of Directors for RC, a provision of being the Board of Directors for The Vantagepoint Funds.

                      OWNERSHIP OF SHARES BY THE DIRECTORS

The following table represents shares owned by the Directors of each portfolio of the Funds as of December 31, 2003:

--------------------------------------------------------------------------------------------------------------------
                                                                                Aggregate Dollar Range of Equity
                                                                             Securities in All Registered Investment
                               Dollar Range of Equity Securities in the         Companies Overseen by Director in
  Name of Director                               Funds                           Family of Investment Companies
--------------------------------------------------------------------------------------------------------------------
N. Anthony Calhoun
--------------------------------------------------------------------------------------------------------------------
Donna K. Gilding
--------------------------------------------------------------------------------------------------------------------
Arthur R. Lynch
--------------------------------------------------------------------------------------------------------------------
Eddie N. Moore, Jr.
--------------------------------------------------------------------------------------------------------------------
Peter Meenan
--------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS
--------------------------------------------------------------------------------------------------------------------
Robin L. Wiessmann*
--------------------------------------------------------------------------------------------------------------------
Howard D. Tipton*
--------------------------------------------------------------------------------------------------------------------

* Ms. Wiessmann was considered an interested director because she served as a director of ICMA Retirement Corporation (RC). Mr. Tipton's term expired October 2003, because he is no longer on the Board of Directors for RC, a provision of being the Board of Directors for The Vantagepoint Funds.

As of the date of this SAI, directors and officers of the Funds as a group beneficially owned less than 1% of the outstanding shares of the Funds.

                             COMMITTEES OF THE BOARD

There are three standing committees of the Board of Directors: Audit Committee, Nominating Committee, and Investment Committee.

The members of the Audit Committee are: Arthur R. Lynch, Eddie N. Moore, Jr. and
N. Anthony Calhoun. The Board of Directors has determined that each member of the Audit Committee is an "audit committee financial expert" as that term has been define. The Audit Committee operates pursuant to a charter adopted by the Board of Directors. The responsibilities of the Audit Committee include: providing an open avenue of communication between financial management, the independent accountants, regulatory authorities and the Board of Directors and overseeing the Funds' accounting and financial reporting practices; approving the engagement, retention and terminations of auditors; evaluating the independence of the auditors; meeting with the auditors to discuss the audit plan, audit results and any matters of concern that may be raised by the auditors. The Audit Committee reports to the Board of Directors on significant results of the Committee's activities. The Audit Committee met [ ]times during the past fiscal year.

The Nominating Committee consists of all of the Board's Independent Directors. The Committee is responsible for interviewing, considering and nominating candidates for vacancies on the Board. The Fund's Agreement and Declaration of Trust provides that nominations for Board vacancies will be made by the Board of Directors based on the recommendations of a Nominating Committee. The Nominating Committee may consider suggestions made by various sources, including shareholders. Such suggestions should be mailed to the Fund at its address listed in this SAI. The Nominating Committee met once during the past fiscal year.

The Investment Committee consists of Donna K. Gilding, Peter Meenan and N. Anthony Calhoun and currently is responsible for reviewing the reallocation of assets among subadvisers to a Fund and considering subadviser replacements if requested by VIA, all subject to Board approval. The Investment Committee did not meet during the past fiscal year.

DIRECTORS' CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

Each year, the Board of Directors holds a meeting to decide whether to renew the investment advisory and subadvisory agreements ("Agreements") for the upcoming year. In preparation for the meeting, the Directors request and review a wide variety of information about the Adviser and each subadviser. The Directors use this information, as well as other information submitted by other service providers to the Funds, to help them decide whether to renew the Agreements for another year.

Before this year's meeting the Directors requested certain information, and received written materials, relating to the existing Agreements. These materials included information and reports regarding: (a) the quality of the Adviser's and subadviser's investment management and other services; (b) the Adviser's and subadviser's investment management personnel and operations; (c) the process by which the Adviser evaluates, selects, reviews and monitors the subadvisers; (d) the subadviser's brokerage practices (including any soft dollar arrangements);
(e) the level of the advisory or subadvisory fees that are charged and a comparison to fees charged to a selected peer group of funds; (f) a Fund's operating expenses compared to a selected peer group of funds; (g) certain profitability information; (h) the Adviser's and subadviser's compliance systems; and (i) a Fund's performance compared with a selected peer group of funds.

At the meeting, representatives of the Adviser presented additional information about it and the subadvisers to the Directors to help the Directors evaluate the reasonableness of the fees paid to both the Adviser and each subadviser and other aspects of the Agreements. The Directors then discussed the materials with the Adviser and discussed the renewal of each Agreement in light of this information.

Based on the Board's deliberations and its evaluation of the information described above, and assisted by the advice of counsel to the Independent Directors and Fund counsel, the Directors, including all of the Independent Directors, unanimously agreed to renew the Agreements for another year.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

The principal shareholder of The Vantagepoint Funds is VantageTrust (the "VantageTrust"), a Trust sponsored by The VantageTrust Company ( a New Hampshire non-depository bank), which is a wholly owned subsidiary of ICMA Retirement Corporation ("RC"). The VantageTrust was established for the purpose of holding and investing the assets of public sector retirement and deferred compensation plans. The VantageTrust owns a majority of the outstanding shares of each Fund and is therefore considered a "control" person for purposes of the 1940 Act.

                     INVESTMENT ADVISORY AND OTHER SERVICES

VIA is a wholly owned subsidiary of, and is controlled by RC, a retirement plan administrator and investment adviser whose principal investment advisory client is VantageTrust. RC was established as a not-for-profit organization in 1972 to assist state and local governments and their agencies and instrumentalities in the establishment and maintenance of deferred compensation and qualified retirement plans for the employees of such public sector entities. These plans are established and maintained in accordance with Sections 457 and 401, respectively, of the Internal Revenue Code of 1986, as amended. RC has been registered as an investment adviser with the SEC since 1983.

VIA is a Delaware limited liability company, and is registered as an investment adviser with the SEC.

VIA provides investment advisory services to each of the Vantagepoint Funds, including the Model Portfolio Funds, pursuant to a Master Advisory Agreement (the "Advisory Agreement"). The advisory services include Fund design, establishment of Fund investment objectives and strategies, selection and management of subadvisers, and performance monitoring. VIA supervises and directs each Fund's investments. Additionally, VIA is responsible for the asset allocation for the Model Portfolio Funds. VIA furnishes periodic reports to the Funds' Board of Directors regarding the investment strategy and performance of each Fund.

Pursuant to the Advisory Agreement, the Funds compensate VIA for these services by paying VIA an annual advisory fee assessed against daily average net assets under management in each Fund as follows:

                       ADVISORY FEE
All Funds except
the Index Funds             0.10%
(including the Model
Portfolio Funds)

Index Funds                 0.05%

VIA received the following investment advisory fees for the fiscal years ended December 31, 2001, 2002, and 2003:

ADVISORY FEE PAID              2001         2002        2003
Money Market*              $   27,008   $   87,606
Income Preservation           602,159      426,006
US Government Securities      112,865      168,186
Asset Allocation              904,974      770,146
Equity Income                 581,723      616,820
Growth & Income               387,618      444,824
Growth                      2,902,161    2,466,713
Aggressive Opportunities      796,070      680,714
International                 301,016      295,314
Core Bond Index               204,080      237,825
500 Stock Index               118,413      111,292
Broad Market Index            253,811      219,585
Mid/Small Company Index        29,580       28,752
Overseas Equity Index          20,976       21,569
Model Portfolio Savings       117,935      144,868

Oriented
Model Portfolio               253,154      282,781
Conservative Growth
Model Portfolio               507,803      570,943
Traditional Growth
Model Portfolio               472,003      526,838
Long-Term Growth
Model Portfolio                21,412       45,140
All-Equity Growth

* VIA waived, $77,619 of its fee for the fiscal year ended December 31, 2001 and $38,024 of its fee for this fiscal year ended December 31, 2002.

The Income Preservation, Model Portfolio Savings Oriented, Model Portfolio Conservative Growth, Model Portfolio Traditional Growth, Model Portfolio Long-Term Growth and Model Portfolio All-Equity Growth Funds commenced operations on December 4, 2000 and therefore paid no investment advisory or administrative services fees for periods prior to that time.

VIA or its broker-dealer affiliate, ICMA-RC Services LLC, provides all distribution and marketing services for the Funds. VIA or its transfer agent affiliate, Vantagepoint Transfer Agents, LLC. ("VTA"), also provides certain administrative shareholder support services for the Vantagepoint Funds related to the retirement plans investing in the Funds. VIA or VTA, as the case may be, also provides Fund administration services, such as preparation of shareholder reports and proxies, shareholder recordkeeping and processing of orders. VIA or VTA receives asset-based compensation for these administrative services on an annual basis as follows:

                           FEE FOR           FEE FOR
                      INVESTOR SERVICES   FUND SERVICES
                      -----------------   -------------
All Funds except
the Index Funds
(including
underlying Funds
of the Model
Portfolio Funds)            0.20%              0.15%

Index Funds

Class I                     0.15%              0.15%
Class II                    0.05%              0.05%

VIA or VTA received the following fees for administrative services for the fiscal years ended December 31, 2001, 2002, and 2003:

     AMOUNT RECEIVED            2001          2002        2003
Money Market                $   366,194   $   439,705
Income Preservation           1,207,228     1,491,020
US Government Securities        395,028       588,650
Asset Allocation              3,167,410     2,695,512
Equity Income                 2,036,030     2,158,869
Growth & Income               1,356,662     1,556,884
Growth                       10,157,564     8,633,494
Aggressive Opportunities      2,786,244     2,382,500
International                 1,058,408     1,033,599
Core Bond Index               1,027,946     1,179,169
500 Stock Index                 430,603       403,511
Broad Market Index            1,064,556       887,201
Mid/Small Company Index         119,679       115,785
Overseas Equity Index           108,560       113,419
Model Portfolio Savings
Oriented                            N/A           N/A
Model Portfolio
Conservative Growth                 N/A           N/A
Model Portfolio
Traditional Growth                  N/A           N/A
Model Portfolio Long-Term
Growth                              N/A           N/A
Model Portfolio
All-Equity Growth                   N/A           N/A

The advisory fee, the fee for investor services, and the fee for fund services are deducted from the applicable Fund's assets, and their effect is factored into any quoted share price or investment return for that Fund.

The Board of Directors of the Funds, VIA, ICMA-RC Services LLC, the Funds' distributor, and each subadviser has adopted a code of ethics pursuant to Rule 17j-1 under the 1940 Act. The codes apply to the personal investing activities of access persons as defined by Rule 17j-1, and are designed to prevent unlawful practices in connection with the purchase and sale of securities by access persons. Under the codes, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. A copy of these codes are on file with the SEC and available to the public.

The day-to-day investment management of each Fund rests with one or more subadvisers hired by the Funds with the assistance of VIA. The responsibility for overseeing subadvisers rests with VIA's Investment Division. The following tables identify each subadviser and indicate the annual subadvisory fee that is paid out of the assets of each Fund. The fee is assessed against average daily net assets under management. The fee schedules that have been negotiated with each subadviser and the fees paid for the fiscal years ended December 31, 2000, 2001 and 2002 are set forth below. The Income Preservation Fund commenced operations on December 4, 2000 and therefore paid no fees for the periods prior to that time.

                                   SUBADVISERS

The following firms currently serve as subadvisers:

Artisan Partners Limited Partnership, 1000 N. Water Street, Suite 1770, Milwaukee, Wisconsin, serves as subadviser to the International Fund. Artisan Partners is a Delaware limited partnership managed by its sole general partner, Artisan Investment Corporation. Andrew Ziegler and Carlene Ziegler are the directors of Artisan Investment Corporation and together own 100% of its outstanding voting securities.

Capital Guardian Trust Company, 333 South Hope Street, Los Angeles, California, 90071, serves as subadviser to the International and Growth & Income Funds. Capital Guardian Trust Company is a wholly owned subsidiary of Capital Group International, Inc., which itself is a wholly owned subsidiary of The Capital Group Companies, Inc.

Brown Capital Management, 1201 North Calvert Street, Baltimore, Maryland, 21202, serves as subadviser to the Growth Fund. Brown Capital Management is controlled by its founder and president, Eddie C. Brown.

Fidelity Management & Research Company ("FMR"), 82 Devonshire Street, Boston, Massachusetts, serves as subadviser to the Growth Fund. FMR has entered into a sub-subadvisory agreement with FMR Co., Inc. ("FMRC") pursuant to which FMRC has primary responsibility for choosing investments for the Fund. FMR Corp., organized in 1972, is the ultimate parent company of FMR and FMRC. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.

Tukman Capital Management, 60 E. Sir Francis Drake Blvd., Larkspur, California, 94939, serves as subadviser to the Growth Fund. Tukman Capital Management is controlled by its President, Melvin Tukman.

T. Rowe Price Associates, Inc., 100 East Pratt Street, Baltimore, Maryland, 21202, serves as subadviser to the Growth & Income, Equity Income and Aggressive Opportunities Funds. T. Rowe Price Associates, Inc. is a wholly owned subsidiary of T. Rowe Price Group, Inc., a financial services holding company listed on the Nasdaq National Market.

Wellington Management Company, LLP, 75 State Street, Boston, Massachusetts, 02109, serves as subadviser to the Growth & Income, Aggressive Opportunities and Income Preservation Funds. Wellington Management Company is a Massachusetts limited liability partnership.

Barrow, Hanley, Mewhinney & Strauss, Inc., 3232 McKinney Avenue, Dallas, Texas, 75204, serves as subadviser to the Equity Income Fund. The firm is a subsidiary of Old Mutual Asset Managers (US) LLC, which is a subsidiary of Old Mutual plc.

Southeastern Asset Management, 6410 Poplar Avenue, Memphis, Tennessee, 38119, serves as subadviser to the Equity Income and Aggressive Opportunities Funds. Southeastern is wholly owned by its employees.

Mellon Capital Management, 595 Market Street, San Francisco, California, 94105, serves as subadviser to the Asset Allocation, Index, and US Government Securities Funds. Mellon Capital is a wholly owned, indirect subsidiary of Mellon Financial Corporation, a publicly traded and bank holding company.

Payden & Rygel Investment Counsel, 333 So. Grand Avenue, Los Angeles, California, 90071, serves as subadviser to the Income Preservation Fund. The firm is a privately held independent investment management organization owned by ten senior employees who are actively involved in the day-to-day operations of the firm.

Pacific Investment Management Company LLC ("PIMCO"), 840 Newport Center Drive, Newport Beach, California, 92660, serves as subadvisor to the Income Preservation Fund. PIMCO, a Delaware limited liability company, is a majority-owned subsidiary of Allianz Dresdner Asset Management of America L.P., ("ADAM LP"). Allianz AG ("Allianz") is the indirect majority owner of ADAM LP. Allianz is a European-based, multinational insurance and financial services holding company. Pacific Life Insurance Company holds an indirect minority interest in ADAM LP.

Peregrine Capital Management, Inc., 800 LaSalle Street, Suite 1850, Minneapolis, Minnesota, 55402, serves as a subadviser to the Growth Fund. The firm is 100% owned by Wells Fargo & Company.

The following represents fees paid to the various subadvisers:

                                                                                AMOUNT PAID       AMOUNT PAID      AMOUNT PAID
                                                                                 FOR PERIOD       FOR PERIOD       FOR PERIOD
                                                                                   ENDED             ENDED            ENDED
             FUND/SUBADVISER                  ASSETS MANAGED         FEE       DEC. 31, 2001     DEC. 31, 2002    DEC. 31, 2003
MONEY MARKET FUND

AIM Advisors, Inc. (adviser to AIM          Flat fee                0.12%              N/A              N/A
Short-Term Investments Co. Liquid Asset
Portfolio)

+AIM Advisors, Inc. is not a subadviser
to the Money Market Fund and the fee
reflected is the expense ratio charged by the Short-Term Investments Co. Liquid
Asset Portfolio

INCOME PRESERVATION FUND

Subadviser
Pacific Investment Management Company, LLC  Flat fee                0.25%         $239,330         $327,225

Payden & Rygel Investment Counsel           First $200 million      0.10%         $141,553         $108,816
                                            Next $100 million       0.09%
                                            Over $300 million       0.08%

Wellington Management Company, LLP          First $100 million      0.25%         $230,479         $297,766
                                            Over $100 million       0.15%

US GOVERNMENT SECURITIES FUND

Subadviser
Seix Investment Advisors, Inc.              First $150 million      0.10%       $113,097(+)        $154,990

                                                                                AMOUNT PAID       AMOUNT PAID      AMOUNT PAID
                                                                                 FOR PERIOD       FOR PERIOD       FOR PERIOD
                                                                                   ENDED             ENDED            ENDED
             FUND/SUBADVISER                  ASSETS MANAGED         FEE       DEC. 31, 2001     DEC. 31, 2002    DEC. 31, 2003
(+) Reflects higher fee schedule in place   Next  $150 million      0.08%
  prior to July 1, 2001

ASSET ALLOCATION FUND(1)

Subadviser
Mellon Capital Management                   First $200 million     0.375%        $2,147,052       $1,811,009
                                            Next  $300 million      0.20%
                                            Over $500 million       0.15%

(1) Avatar, Payden & Rygel, and Wilshire no longer serve as subadvisers to the Asset Allocation Fund. They received fees for fiscal years ended December 31, 2000 and 2001 in the amounts of $1,175,669 and $301,337; $233,882 and $165,796 and $127,916 and $106,647, respectively.

EQUITY INCOME FUND(2)

Subadviser
Barrow, Hanley, Mewhinney
& Strauss, Inc.                             First $10 million       0.75%        $  558,509       $  593,232
                                            Next $15 million        0.50%
                                            Next $175 million       0.25%
                                            Next $600 million       0.20%
                                            Next $200 million       0.15%
                                            Over $1 billion         0.13%

Southeastern Asset Management, Inc.         First $50 million       0.75%        $  940,752       $1,166,634
                                            Over $50 million        0.50%

T. Rowe Price Associates, Inc.              First $500 million      0.40%
                                            Over  $500 million     0.375%        $  741,584       $  823,542

(2) Wellington Management served as a subadviser to the Fund until December 13, 2000 and received a fee of $474,764. For the period from January 1, 2000 to December 13, 2000. Southeastern Asset Management began serving as subadviser to the Equity Income Fund on December 14, 2000.

GROWTH & INCOME FUND(3)
Subadviser
Capital Guardian Trust Company              First $25 million       0.55%*       $  321,171       $  375,201       $  395,167
                                            Next $25 million        0.40%
                                            Over $50 million       0.225%
                                            * Minimum fee of
                                            $167,500 payable
                                            to Capital Guardian

T. Rowe Price Associates, Inc.              First $500 million     0.400%               N/A       $  181,147       $  560,877
                                            Over $500 million      0.375%

Wellington Management Company, LLP          First $50 million       0.40%        $  167,566       $  429,433       $  458,853
                                            Next $50 million        0.30%
                                            Over $100 million       0.25%

(3) Putnam Investment Management, Inc. served as subadviser to the Fund from January 1, 2001 to May 18, 2001 and received $354,685 as compensation for that period. Putnam Investment Management, Inc. received $287,574 for the fiscal period ended December 31, 2000. T. Rowe Price Associates began serving as subadviser to the Growth and Income Fund on May 21, 2001.

                                                                                 AMOUNT PAID       AMOUNT PAID      AMOUNT PAID
                                                                                 FOR PERIOD        FOR PERIOD        FOR PERIOD
                                                                                    ENDED             ENDED            ENDED
             FUND/SUBADVISER                  ASSETS MANAGED         FEE        DEC. 31, 2001     DEC. 31, 2002    DEC. 31, 2003
GROWTH FUND(4)

Subadviser

Barclays Global Fund Advisors               First $1 billion       0.015%        $  136,210         $   62,039
                                            Over $1 billion         0.01%

Brown Capital Management, Inc.              First $50 million       0.50%        $1,029,863         $1,002,937
                                            Next $50 million        0.40%
                                            Next $100 million       0.30%
                                            Next $300 million       0.25%
                                            Over $500 million       0.20%

FMR                                         First $25 million       0.80%        $4,709,323         $4,085,815
                                            Over $25 million        0.60%

Peregrine Capital Management                First $25 million       0.60%               N/A                N/A
                                            Next $25 million        0.48%
                                            Over $50 million        0.40%

Tukman Capital Management, Inc.             Flat fee                0.50%        $1,659,265         $1,638,589

(4) William Blair & Company, LLC served as subadviser to the Fund until May 8, 2000 and was paid a fee of $843,199 for the period January 1, 2000 to May 8, 2000. TCW Investment Management served as subadviser until August, 2002 and received $1,994,243 for that period and received $3,400,197 and $3, 011,314 for the fiscal periods ended December 31, 2000 and 2001, respectively. Atlanta Capital Management served as subadviser until August, 2002 and received $514,226, $1,151,312, and $817,823 for the fiscal periods ended December 31, 2000, 2001 and 2002, respectively. Peregrine Capital Management became a subadviser in July 2002.

(+) Reflects higher fee schedule in place prior to October 1, 2000.

(++) Reflects lower fee schedule in place prior to April 1, 2000.

AGGRESSIVE OPPORTUNITIES FUND(5)

                                                                             AMOUNT PAID       AMOUNT PAID        AMOUNT PAID
                                                                             FOR PERIOD         FOR PERIOD         FOR PERIOD
                                                                                ENDED             ENDED          ENDED DEC. 31,
              FUND/SUBADVISER               ASSETS MANAGED        FEE       DEC. 31, 2001     DEC. 31, 2002           2003
Wellington Management Company, LLP       First $100 million      0.75%            N/A           $263,597
                                         Over $100 million       0.65%

Southeastern Asset Management, Inc.      First $100 million     0.875%            N/A           $287,172
                                         Over $100 million      0.750%

T. Rowe Price Associates, Inc.           First $500 million      0.60%            N/A                N/A
                                         Over $500 million       0.55%

(5) First Pacific Advisors, Inc, MFS Institutional Advisers Inc., Roxbury Capital Management, LLC and TCW Investment Management no longer serve as a subadviser to the Fund. First Pacific Advisors, Inc. received $1,808,939 and $998,546 respectively for fiscal years ended December 31, 2000 and 2001; MFS Institutional Advisors, Inc., Roxbury Capital Management and TCW Investment Management Co. received $1,286,306, $2,642,792 and $1,209,547; and $505,671 and
$1,930,776; and $1,795,749, $1,803,306 and $1,166,722 for fiscal years ended
December 31, 2000, 2001 and 2002, respectively. Southeastern Asset Management, Inc. and Wellington Management Company, LLP became subadvisers in July 2002.

INTERNATIONAL FUND(6)

Subadviser
Capital Guardian Trust Company              First $25 Million       0.75%*          $506,288         $500,238
                                            Next $25 Million        0.60%
                                            Next $200 Million      0.425%
                                            Next $250 Million      0.375%
                                            *Minimum Fee of
                                            $337,500 Payable to
                                            Capital Guardian

Artisan Partners Limited Partnership        Flat Fee                0.70%                N/A              N/A

(6) Lazard Asset Management and T. Rowe Price International Inc. no longer serve as subadvisers. They received $516,205, $510,996 and $475,045 and $752,875,
$585,814 and $557,103, for fiscal years ended December 31, 2000, 2001 and 2002, respectively. Artisan Partners Limited Partnership became a subadviser in September 2002.

                                 ADVISORY AND
                                ADMINISTRATIVE
INDEX FUNDS (BARCLAYS)*              FEES             2001       2002      2003
                                     ----             ----       ----      ----
Core Bond Index Fund                 0.08%**        $334,036   $386,691

500 Stock Index Fund                 0.05%**        $118,462   $110,383

Broad Market Index Fund              0.08%**        $402,716   $346,647

Mid/Small Company Index              0.10%          $ 58,839   $ 57,252

Overseas Equity Index       First $1 Billion 0.25%  $104,029   $108,129
                            Over $1 Billion 0.17%

Information on the advisory services provided by each Subadviser for each Fund can be found in the Prospectus, under the heading "Investment Policies, Investment Objectives, Principal Investment Strategies, and Related Risks."


**The Index Funds no longer invest in the Master Investment Portfolios advised by Barclays Global Fund Advisors. When the Index Funds were so invested, Barclays was entitled to receive monthly fees at the annual rate of 0.01% of the average daily net assets of the U.S. Equity Master Portfolio, 0.08% of the average daily net assets of the Extended Index Portfolio and 0.05% of the average daily net assets of the S&P 500 Index Portfolio as compensation for its advisory services. The Master Portfolio would bear its pro rata share of the advisory fees of the Underlying Portfolios. Based on these fee levels and the expected allocation of assets between the two Underlying Master Portfolios, the advisory fees payable to Barclays by the Master Portfolio on a combined basis was approximately 0.08% of the average daily net assets of the Master Portfolio. From time to time, Barclays may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Master Portfolio and, accordingly, have a favorable impact on its performance.

                       PORTFOLIO TRANSACTIONS OF THE FUNDS

VIA maintains a commission recapture program with certain brokers for the Aggressive Opportunities Fund, the International Fund, the Growth Fund, the Growth and Income Fund, the Equity Income Fund, and Asset Allocation Fund. Under that program, a percentage of commissions generated by the portfolio transactions for those Funds is rebated to the Funds by the brokers and included with the realized gains of the Funds. Participation in the program is voluntary and VIA receives no benefit from the recaptured commissions. The following tables represent the total brokerage commissions paid for the fiscal years ended December 31, 2001, 2002 and 2003 plus the total brokerage commissions paid as a part of the above described commission recapture program for the fiscal year ended 2003:

                       2001          2002       2003
Aggressive         $ 1,843,037   $ 4,154,578   $
Opportunities
International          516,438       657,521
Growth               1,950,047     4,057,406
Growth & Income        494,766       675,022
Equity Income          677,005       624,829
Asset Allocation       150,206        66,114
Total              $ 5,631,499   $10,235,470   $

Total estimated brokerage paid as part of the commission recapture program for the fiscal year 2003:

Equity Income Fund              $                     Growth Fund        $
Growth and Income Fund          $              International Fund        $
Aggressive Opportunities Fund   $                           Total        $

The advisory agreements with each subadviser authorize the subadviser to select the brokers or dealers who will execute the purchases or sales of securities for each Fund (with the exception of the Model Portfolio Funds which do not have subadvisers). The agreements direct the subadvisers to use best efforts to obtain the best available price and most favorable execution with respect to all transactions for the Funds.

In placing Fund transactions, each subadviser will use its best judgment to choose the broker most capable of providing the brokerage services necessary to obtain most favorable execution.

In choosing brokers, the subadvisers may take into account, in addition to commission cost and execution capabilities, the financial stability and reputation of the brokers and the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided by such brokers. In addition, the Subadvisers may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. The subadviser is authorized to pay brokers who provide such brokerage or research services a commission for executing a transaction which is in excess of the commission another broker would have charged for that transaction if the subadviser determines that such commission is reasonable in relation to the value of the brokerage and research services provided to the subadviser by the broker.

One or more of the subadvisers may aggregate sale and purchase orders from the Funds with similar orders made simultaneously for other clients of the subadviser. The subadviser will do so when, in its judgment, such aggregation will result in overall economic benefit to the Fund, taking into consideration the advantageous selling or purchase price, brokerage commission, and other expenses.

If an aggregate order is executed in parts at different prices, or two or more separate orders for two or more of a Subadviser's clients are entered at approximately the same time on any day and are executed at different prices, the Subadviser has discretion, subject to its fiduciary duty to all its clients, to use an average price at which such securities were purchased or sold for each of the clients for whom such orders were executed.

The Vantagepoint Funds participate in a securities lending program under which the Funds' custodian is authorized to lend Fund securities to qualified institutional investors under contracts calling for collateral in U.S. Government securities or cash in excess of the market value of the securities loaned. The Vantagepoint Funds receive dividends and interest on the loaned securities and a portion of interest earned on reinvested collateral.

                       CAPITAL STOCK AND OTHER SECURITIES

The Vantagepoint Funds is an open-end diversified management investment company organized as a Delaware business trust. As an open-end company, The Vantagepoint Funds continually offers shares to the public. With the exception of the Index Funds, each Fund offers a single class of shares.

The Index Funds offer two classes of shares, Class I and Class II. Class I shares are open to IRA and other individual accounts and each public sector employee benefit plan that invests indirectly in the Funds through VantageTrust containing assets of less than $30 million. Class II shares are open (i) to qualifying public sector employee benefit plans that invest directly in the Funds and have qualifying assets in excess of $40 million with an average participant balance of at least $40 thousand and (ii) public sector employee benefit plans that invest indirectly in the Funds through VantageTrust and have qualifying assets in excess of $30 million so invested. Other plans and certain IRA accounts known as "deemed IRAs" with average account balance requirements or other features that are expected to afford the Index Funds with certain economies of scale in servicing employee benefit plan participant accounts, may also qualify for Class II shares.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASES

Reference is made to the Prospectus under the heading "Purchases, Exchanges and Redemptions."

The Funds reserve the right in their sole discretion (i) to suspend the offering of their shares or (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of a particular Fund or Funds.

REDEMPTIONS

Reference is made to the Prospectus under the heading "Purchases, Exchanges and Redemptions."

The Funds may suspend redemption privileges or postpone the date of payment (i) during any period that the New York Stock Exchange is closed or trading on the exchange is restricted as determined by the SEC, (ii) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for the Funds to dispose of securities owned by it, or fairly to determine the value of its assets, and (iii) for such other periods as the SEC may permit.

IRA REDEMPTION REQUESTS MUST INCLUDE A SIGNATURE GUARANTEE.

A signature guarantee is designed to protect you against fraud and may be required by The Vantagepoint Funds at the discretion of its management. A redemption request must be made in writing and must include a signature guarantee if any of the following situations would apply:

*        The account registration has changed within the past 30 days;

* The check is being mailed to an address other than the one listed on the account (record address);

* The check is being made payable to someone other than the account owner;

* The redemption proceeds are being transferred to an account with a different registration;

*        Proceeds are to be wired to a bank account that was not pre-designated;
         and

* Any other transaction reasonably determined by the Funds to require a signature guarantee.

A signature guarantee may be obtained from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency or savings association. Please note: a notary public cannot provide a signature guarantee, and a notarized redemption request is not sufficient.

The Funds have made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in an amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of the Funds at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. Redemptions in excess of the above limits may be paid, in whole or in part, in investment securities or in cash, as the Directors may deem advisable; however, payment will be made wholly in cash unless the Directors believe that economic or market conditions exist which would make a practice detrimental to the best interests of the Fund. If redemptions are paid in investment securities, such securities will be valued as set forth in the Prospectus under "Pricing and Timing of Transactions" and a redeeming shareholder would normally incur brokerage expenses if he or she converted these securities to cash.

SPECIAL INFORMATION ABOUT IRA REDEMPTIONS

As described in the Prospectus, a transaction fee of 2% may be applied to the value of amounts withdrawn from the Income Preservation Fund by IRA investors, but only during certain periods and under certain conditions (see "Fees and Expenses of the Funds"). The transaction fee will not be applied to "qualified" IRA withdrawals as described below. Examples of "qualified" IRA withdrawals are:

* Distributions made on or after the date on which the IRA owner attains age 59 1/2

* Distributions made to a beneficiary or to the IRA owner's estate on or after the IRA owner's death

*        Distributions made as a result of an IRA owner becoming disabled

* Direct trustee to trustee transfers and conversions of traditional IRAs to Roth IRAs where the IRA owner continues the investment of the transferred amount in the Fund

It is important that a shareholder consult a tax advisor regarding the terms, conditions and tax consequences of any IRA withdrawals.

MINIMUM INVESTMENT REQUIREMENTS

Shareholders will be informed of any increase in the minimum investment requirements by a new Prospectus or a Prospectus supplement, in which the new minimum is disclosed. Any request for a redemption (including pursuant to check writing privileges) by an investor whose account balance is (a) below the currently applicable minimum investment, or (b) would be below that minimum as a result of the redemption, will be treated as a request by the investor of a complete redemption of that account. In addition, the Trust may redeem an account whose balance (due in whole or in part to redemptions since the time of last purchase) has fallen below the minimum investment amount applicable at the time of the shareholder's most recent purchase of Fund shares (unless the shareholder brings his or her account value up to the currently applicable minimum investment).

TAX CONSEQUENCES

Note that in the case of tax-qualified retirement plans, a withdrawal/distribution from such a plan may have adverse tax consequences. A shareholder contemplating such a withdrawal/distribution should consult his or her tax advisor. Other shareholders should consider the tax consequences of any redemption and consult their tax advisor.

SUSPENSION OF THE RIGHT OF REDEMPTION

The Funds may suspend the right of redemption or the date of payment: (i) for any period during which the NYSE, the Federal Reserve Bank of New York, the NASDAQ, the Chicago Mercantile Exchange ("CME"), the CBOT, or any other exchange, as appropriate, is closed (other than customary weekend or holiday closings), or trading on the NYSE, the NASDAQ, the CME, the CBOT, or any other exchange, as appropriate, is restricted; (ii) for any period during which an emergency exists so that sales of a Fund's investments or the determination of its NAV is not reasonably practicable; or (iii) for such other periods as the SEC may permit for the protection of a Fund's investors.

DISTRIBUTIONS FROM INCOME PRESERVATION FUND

Dividends and distributions to shareholders are determined in accordance with income tax regulations. The Funds' Board of Directors, in an effort to maintain a stable net asset value per share for the Income Preservation Fund, may declare, effective on the date of a distribution, a reverse split of the shares of the Income Preservation Fund in an amount that will cause the total number of shares held by each shareholder, including shares acquired on reinvestment of that distribution, to remain the same as before that distribution was paid.

                              TAXATION OF THE FUND

The Vantagepoint Funds intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, which would cause the ordinary income (which includes short-term capital gains) and net long-term capital gains of the Fund to "pass through" to the shareholders for federal income and capital gains tax purposes. Failure to qualify for Subchapter M status could result in federal income and capital gains taxes being assessed at the Fund level, which would reduce Fund returns correspondingly.

                         CALCULATION OF PERFORMANCE DATA

For purposes of quoting and comparing the performance of a Fund (other than the Money Market Fund and the Income Preservation Fund) to that of other mutual funds and to other relevant market indexes in advertisements or in reports to shareholders, performance for the Fund may be stated in terms of total return. Under SEC rules, Funds advertising performance must include total return quotes calculated according to the following formula:

                                    P(1+T)(n) = ERV

                   Where:   P =     a hypothetical initial payment of $1,000;

                            T =     Average annual total return;
                            n =     Number of years (1, 5 or 10); and

                            ERV = Ending redeemable value of a hypothetical $1,000 payment, made at the beginning of the 1, 5 or 10 year periods, at the end of the 1, 5, or 10 year periods (or Fractional portion thereof).

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover 1, 5, and 10 year periods or a shorter period dating from the effectiveness of the Registration Statement of the Funds. In calculating the ending redeemable value, all dividends and distributions by a Fund are assumed to have been reinvested at net asset value as described in the Fund's Prospectus on the reinvestment dates during the period. Total return, or 'T' in the formula above, is computed by finding the average annual compounded rates of return over the 1, 5, and 10 year periods (or fractional portion thereof) that would equate the initial amount invested to the ending redeemable value.

The total returns for each Fund for the periods ending through December 31, 2003 were:

                                                       Since
                                          1 Year     Inception
                                          ------     ---------
Money Market
Income Preservation
US Government Securities
Asset Allocation
Equity Income
Growth & Income
Growth
Aggressive Opportunities
International Fund
Core Bond Index Class I
500 Stock Index Class I
Broad Market Index Class I
Mid/Small Company Index Class I
Overseas Equity Index Class I
Model Portfolio Savings Oriented
Model Portfolio Conservative Growth
Model Portfolio Traditional Growth
Model Portfolio Long-Term Growth
Model Portfolio All Equity Growth

(+) Inception March 1, 1999

(++) Inception December 4, 2000

The total returns for Class II shares of the Index Funds for the periods ending December 31, 2003 were:

                                          1 Year   Since Inception +
Core Bond Index Class II
500 Stock Index Class II
Broad Market Index Class II
Mid/Small Company Index Class II
Overseas Equity Index Class II

(+) Inception April 5, 1999

In addition to the total return quotations discussed above, a Fund also may advertise its yield based on a thirty-day (or one month) period ended on the date of the most recent balance sheet included in the Fund's Registration Statement, computed by dividing the net investment income per share of the Fund earned during the period by the maximum offering price per Fund share on the last day of the period, according to the following formula:

                            YIELD = [2(a-b + 1) 6- 1]
                                    -----------------
                                          [cd]

         Where:   a =   dividends and interest earned during the period;

                  b =   expenses accrued for the period (net of reimbursements);

                  c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and

                  d = the maximum offering price per share on the last day of the period.

Under this formula, interest earned on debt obligations for purposes of "a" above, is calculated by (i) computing the yield to maturity of each obligation held by the "a" Fund based on the market value of the obligation (including actual accrued interest) at the close of business on the last day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest), (ii) dividing that figure by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest as referred to above) to determine the interest income on the obligation that is in a Fund's portfolio (assuming a month of thirty days), and
(iii) computing the total of the interest earned on all debt obligations and all dividends accrued on all equity securities during the thirty-day or one month period. In computing dividends accrued, dividend income is recognized by accruing 1/360 of the stated dividend rate of a security each day that the security is in the Fund's portfolio. Undeclared earned income, computed in accordance with generally accepted accounting principles, may be subtracted from the maximum offering price calculation required pursuant to "d" above.

The 30-day yield as of December 31, 2003 for the following Funds was:

                  Core Bond Fund Class I
                  Core Bond Fund Class II
                  US Government Securities Fund
                  Income Preservation Fund
                  Money
                  Market

The annualized current yield of the Money Market and Income Preservation Fund, as may be quoted from time to time in advertisements and other communications to shareholders and potential investors, is computed by determining, for a stated seven-day period, the net change, exclusive of capital changes and including the value of additional shares purchased with dividends and any dividends declared therefrom (which reflect deductions of all expenses of the Money Market Fund such as management fees), in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by 365 divided by 7.

The annualized effective yield of the Money Market and Income Preservation Fund, as may be quoted from time to time in advertisements and other communications to shareholders and potential investors, is computed by determining (for the same stated seven-day period as the current yield) the net change, exclusive of capital changes and including the value of additional shares purchased with dividends and any dividends declared therefrom (which reflect deductions of all expenses of the Money Market Fund such as management fees), in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

The current and effective 7-day yield as of December 31, 2003 for the Money Market Fund was % and %, respectively and for the Income Preservation Fund was and , respectively.

Communications which refer to the use of a Fund as a potential investment for employee benefit plans or Individual Retirement Accounts may quote a total return based upon compounding of dividends on which it is presumed no Federal tax applies.

In assessing such comparison of yields, an investor should keep in mind that the composition of the investments in the reported averages might not be identical to the formula used by the Fund to calculate its yield. In addition, there can be no assurance that any Fund will continue its performance as compared to such other averages.

Additional Performance Information for Vantagepoint Elite Shareholders

In an effort to provide taxable investors with performance information that would be most helpful to them, the following after-tax information for the one year period from January 1, 2003 through December 31, 2003 should be read in conjunction with the "Performance Tables" found in the Prospectus:

                                                       RETURN AFTER TAXES
                    RETURN AFTER TAXES                 ON DISTRIBUTIONS AND
FUND                ON DISTRIBUTIONS                   SALE OF FUND SHARES

               LEGAL COUNSEL, INDEPENDENT ACCOUNTANTS & CUSTODIAN.

Crowell & Moring LLP, Washington, D.C. serves as legal counsel to the Funds. [TO BE UPDATED]

                              FINANCIAL STATEMENTS

                                 [TO BE UPDATED]

APPENDIX A

BOND RATINGS

Below is a description of Standard & Poor's Ratings Group ("Standard & Poor's") and Moody's Investors Service, Inc. ("Moody's") bond rating categories.

STANDARD & POOR'S RATINGS
GROUP CORPORATE BOND RATINGS

AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated "AA" also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from "AAA" issues only in small degree.

A - Bonds rated "A" have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB - Bonds rated "BBB" are regarded as having an adequate capability to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

BB - Bonds rated "BB" have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - Bonds rated "B" have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC - Bonds rated "CCC" have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

MOODY'S INVESTORS SERVICE, INC.
CORPORATE BOND RATINGS

Aaa - Bonds rate "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rate "Aa" are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protections may not be as large as in "AAA" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in Aaa securities.

A - Bonds rated "A" possess many favorable investment attributes, and are to be considered as upper medium grade obligations. Factors giving security principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated "Baa" are considered as medium grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated "Ba" are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any longer period of time may be small.

Caa - Bonds rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Appendix B
  Proxy Voting Guidelines to be provided by later amendment

                                     PART C

                                            OTHER INFORMATION

ITEM 23. EXHIBITS

(b)               Exhibits

(a) Agreement and Declaration of Trust of The Vantagepoint Funds (the "Registrant" or the "Trust") incorporated herein by reference to Exhibit (a) of Pre-Effective Amendment No. 1, filed on December 22, 1998.

(b) By-Laws of Registrant incorporated herein by reference to Exhibit (b) of Pre-Effective Amendment No. 1, filed on December 22, 1998.

(c)               Not applicable.

(d)(1) Master Investment Advisory Agreement between Registrant and Vantagepoint Investment Advisors, LLC ("VIA") incorporated herein by reference to Exhibit (d)(i) of Pre-Effective Amendment No. 3, filed on April 26, 1999.

(d)(2) Subadvisory Agreement - First Pacific Advisors, Inc. re: the Aggressive Opportunities Fund incorporated herein by reference to exhibit (d)(2) of Post-Effective Amendment No. 4, filed on April 28, 2000.

(d)(3)            Subadvisory Agreement - Massachusetts Financial Services re:
                  the Aggressive Opportunities Fund incorporated herein by reference to exhibit (d)(3) of Post-Effective Amendment No. 4, filed on April 28, 2000.

(d)(4) Subadvisory Agreement -TCW Fund Management re: the Aggressive Opportunities Fund incorporated herein by reference to exhibit
                  (d)(4) of Post-Effective Amendment No. 4, filed on April 28, 2000.

(d)(5) Subadvisory agreement - Capital Guardian Trust Company re: the International Fund incorporated herein by reference to exhibit
                  (d)(5) of Post-Effective Amendment No. 4, filed on April 28, 2000.

(d)(6) Subadvisory Agreement - Lazard Asset Management re: the International Fund incorporated herein by reference to exhibit
                  (d)(6) of Post-Effective Amendment No. 4, filed on April 28, 2000.

(d)(7) Subadvisory Agreement - Rowe Price-Fleming re: the International Fund incorporated herein by reference to exhibit
                  (d)(7) of Post-Effective Amendment No. 4, filed on April 28, 2000.

(d)(8) Subadvisory Agreement - Barclays Global Fund Advisors re: the Growth Fund is filed herewith.

(d)(9)            Subadvisory Agreement - Fidelity Management Trust Company re:
                  the Growth Fund incorporated herein by reference to exhibit
                  (d)(9) of Post-Effective Amendment No. 4, filed on April 28, 2000.

(d)(10) Subadvisory Agreement - TCW Funds Management, Inc. re: the Growth Fund incorporated herein by reference to exhibit
                  (d)(10) of Post-Effective Amendment No. 4, filed on April 28, 2000.

(d)(11) Subadvisory Agreement -Tukman Capital Management, Inc. re: the Growth Fund is incorporated herein by reference to exhibit
                  (d)(11) of Post-Effective Amendment No.6 filed on April 25, 2001.

(d)(12) Subadvisory Agreement - Brown Capital Management, Inc. re: the Growth Fund is incorporated herein by reference to exhibit
                  (d)(12) of Post-Effective Amendment No. 6 filed on April 25, 2001.

(d)(13) Subadvisory Agreement - Capital Guardian Trust Company re: the Growth & Income Fund incorporated herein by reference to exhibit (d)(14) of Post-Effective Amendment No. 4, filed on April 28, 2000.

(d)(14)           Subadvisory Agreement - Putnam Investment Management, Inc. re:
                  the Growth & Income Fund incorporated herein by reference to exhibit (d)(15) of Post-Effective Amendment No. 4, filed on April 28, 2000.

(d)(15)           Subadvisory Agreement - Wellington Management Company LLP re:
                  the Growth & Income Fund incorporated herein by reference to exhibit (d)(16) of Post-Effective Amendment No. 4, filed on April 28, 2000.

(d)(16) Subadvisory Agreement - Barrow, Hanley, Mewhinney & Strauss, Inc. re: the Equity Income Fund incorporated herein by reference to exhibit (d)(17) of Post-Effective Amendment No. 4, filed on April 28, 2000.

(d)(17) Subadvisory Agreement - T. Rowe Price Associates re: the Equity Income Fund incorporated herein by reference to exhibit
                  (d)(18) of Post-Effective Amendment No. 4, filed on April 28, 2000.

(d)(18)           Subadvisory Agreement - Wellington Management Company, LLP re:
                  the Equity Income Fund incorporated herein by reference to exhibit (d)(19) of Post-Effective Amendment No. 4, filed on April 28, 2000.

(d)(19)           Subadvisory Agreement - AVATAR Investors Associates Corp. re:
                  the Asset Allocation Fund incorporated herein by reference to exhibit (d)(20) of Post-Effective Amendment No. 4, filed on April 28, 2000.

(d)(20) Subadvisory Agreement - Mellon Capital Management re: the Asset Allocation Fund incorporated herein by reference to exhibit (d)(21) of Post-Effective Amendment No. 4, filed on April 28, 2000.

(d)(21) Subadvisory Agreement - Wilshire Asset Management re: the Asset Allocation Fund incorporated herein by reference to exhibit (d)(22) of Post-Effective Amendment No. 4, filed on April 28, 2000.

(d)(22)           Subadvisory Agreement - Payden & Rygel Investment Counsel re:
                  the Asset Allocation Fund incorporated herein by reference to exhibit (d)(23) of Post-Effective Amendment No. 4, filed on April 28, 2000.

(d)(23) Subadvisory Agreement - SEIX Investment Advisor, Inc. re: the U.S. Treasury Securities Fund incorporated herein by reference to exhibit (d)(24) of Post-Effective Amendment No. 4, filed on April 28, 2000.

(d)(24)           Subadvisory Agreement - Roxbury Capital Management, LLC re:
                  the Aggressive Opportunities Fund is incorporated herein by reference to exhibit (d)(24) of Post-Effective Amendment No.6 filed on April 25, 2001.

(d)(25)           Subadvisory Agreement - Wellington Management Company LLP re:
                  the Income Preservation Fund is incorporated herein by reference to exhibit (d)(25) of Post-Effective Amendment No.6 filed on April 25, 2001.

(d)(26) Subadvisory Agreement - Pacific Investment Management Company LLC re: the Income Preservation Fund is incorporated herein by reference to exhibit (d)(26) of Post-Effective Amendment No. 6 filed on April 25, 2001.

(d)(27)           Subadvisory Agreement -Payden & Rygel Investment Counsel re:
                  the Income Preservation Fund is incorporated herein by reference to exhibit (d)(27) of Post-Effective Amendment No. 6 filed on April 25, 2001.

(d)(28) Subadvisory Agreement - Atlanta Capital Management Company, LLC re: the Aggressive Opportunities Fund is incorporated herein by reference to exhibit (d)(28) of Post-Effective Amendment No. 6 filed on April 25, 2001.

(d)(29)           Subadvisory Agreement - Southeastern Asset Management, Inc.
                  re: the Equity Income Fund is incorporated herein by reference to exhibit (d)(29) of Post-Effective Amendment No. 6 filed on April 25, 2001.

(d)(30)           Form of Amendment to Subadvisory Agreements filed on April 30,
                  2003.

(d)(31)           Subadvisory Agreement - Peregrine Capital Management, Inc. re:
                  Growth Fund filed on April 30, 2003.

(d)(32)           Subadvisory Agreement - Southeastern Asset Management, Inc.
                  re: Aggressive Opportunities Fund filed on April 30, 2003.

(d)(33)           Subadvisory Agreement - Wellington Management Company, LLP Re:
                  Aggressive Opportunities Fund filed on April 30, 2003.

(d)(34) Subadvisory Agreement - Artisan Partners Limited Partnership re: International Fund filed on April 30, 2003.

(d)(35)           Subadvisory Agreement - T. Rowe Price Associates, Inc. re:
                  Aggressive Opportunities Fund filed on April 30, 2003.

99.(d)(36)        Subadvisory Agreement - Mellon Capital Management Corporation.
                  re: Mid/Small Company Index Fund is filed herewith

99.(d)(37)        Subadvisory Agreement - Mellon Capital Management Corporation.
                  re: Broad Market Index Fund is filed herewith

99.(d)(38)        Subadvisory Agreement - Mellon Capital Management Corporation.
                  re: Overseas Equity Index Fund is filed herewith

99.(d)(39)        Subadvisory Agreement - Mellon Capital Management Corporation.
                  re: Core Bond Index Fund is filed herewith

99.(d)(40)        Subadvisory Agreement - Mellon Capital Management Corporation
                  re: S&P 500 Index Fund is filed herewith

99.(d)(41)        Subadvisory Agreement - Mellon Capital Management Corporation
                  re: US Government Securities Fund is filed herewith

(e) Distribution Agreement between the Registrant and ICMA RC Services LLC incorporated herein by reference to Exhibit (e) of Pre-Effective Amendment No. 3, filed on April 26, 1999.

(f)               Not applicable.

(g) Custody Agreement between Registrant and Investors Bank & Trust is incorporated herein by reference to exhibit (g) of Post-Effective Amendment No. 6 filed on April 25, 2001.

(h)(1) Transfer Agency Agreement is incorporated herein by reference to exhibit (h)(1) of Post-Effective Amendment No. 6 filed on April 25, 2001.

(h)(2) Sub Transfer Agency and Service Agreement is incorporated herein by reference to exhibit (h)(2) of Post-Effective Amendment No. 6 filed on April 25, 2001.

(i)               To be filed by later amendment

(j)               To be filed by later amendment

(k)               Not applicable.

(l)               Purchase Agreement incorporated herein by reference to Exhibit
                  (l) of Pre-Effective Amendment No. 3, filed on April 26, 1999.

(m)               Not applicable.

(n)               Not applicable.

(o)               Rule 18f-3 Plan is incorporated herein by reference to Exhibit
                  (o) of Pre-Effective Amendment No. 3 to this Registration Statement, filed on April 26, 1999.

(p) Insider Trading Policy adopted pursuant to Rule 17j-1 adopted May 18, 2000 is incorporated herein by reference to Exhibit
                  (p) of Post-Effective Amendment No. 5, filed on September 15, 2000.

(p)(1) Code of Ethics for Brown Capital Management, Inc. is incorporated herein by reference to exhibit (p)(2) of Post-Effective Amendment No.6 filed on April 25, 2001.

(p)(2) Code of Ethics for Payden & Rygel Investment Counsel is incorporated herein by reference to Post-Effective Amendment No.44 filed by the PaydenFunds SEC File No. 33-46973 on February 28, 2002.

(p)(3) Code of Ethics for Tukman Capital Management, Inc. is incorporated herein by reference to exhibit (p)(4) of Post-Effective Amendment No 8 filed on April 26, 2002.

(p)(4)            Code of Ethics for Barclays Global Investors, N.A.
                  incorporated herein by reference to Post-Effective Amendment No. 2 filed by iShares Trust May 12, 2000, SEC File No. 333-92935.

(p)(5) Code of Ethics for Barrow, Hanley, Mewhinney & Strauss, Inc is incorporated herein by reference to Post-Effective Amendment No. 99 filed by Vanguard Windsor Funds on February 6, 2003, SEC File No. 02-14336.

(p)(6) Code of Ethics for Capital Guardian Trust Company incorporated herein by reference to Post Effective Amendment No. 27 filed by American Funds Income Series , filed on February 13, 2002, SEC File No. 02-98199.

(p)(7) Code of Ethics for Fidelity Management Trust Company incorporated herein by reference to Post-Effective Amendment No. 81 filed by Fidelity Advisor Series IV on January 23, 2003, SEC File No. 02-83672.

(p)(8) Code of Ethics for Mellon Capital Management Corporation incorporated herein by reference to Post-Effective Amendment No. 28 filed by JNL Series Trust filed on December 27, 2001, SEC File No. 33-87244.

(p)(9) Code of Ethics for SEIX Investment Advisors, Inc. incorporated herein by reference to Post-Effective Amendment No. 2 filed by CommonFunds Institutional Funds filed on December 14, 2000, SEC File No. 333-85415.

(p)(10) Code of Ethics for T. Rowe Price Associates, Inc. incorporated herein by reference to Post-Effective Amendment No. 10 filed by T. Rowe Price Summit Funds filed on February 28, 2002 SEC File No. 033-50319.

(p)(11) Code of Ethics for Wellington Management Company, LLP is incorporated herein by reference to Post-Effective Amendment No. 99 filed by Vanguard Windsor Funds on February 6, 2003, SEC File No. 02-14336.

(p)(12) Code of Ethics for Southeastern Asset Management, Inc. is incorporated herein by reference to exhibit (p)(22) of Post-Effective Amendment No.6 filed on April 25, 2001.

(p)(13) Code of Ethics for Pacific Investment Management Company, LLC, is incorporated herein by reference to exhibit (p)(23) of Post-Effective Amendment No.6 filed on April 25, 2001.

(p)(14) Code of Ethics for Peregrine Capital Management Corporation is incorporated herein by reference to Post-Effective Amendment No. 11 filed by Wells Fargo Variable Trust on May 1, 2002, SEC File No. 333-74283.

(p)(15) Code of Ethics for Artisan Partners Limited Partnership is incorporated herein by reference to Post-Effective Amendment No. 48 filed by Schwab Capital Trust on May 30, 2002, SEC File No. 33-62420.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         Not applicable.

ITEM 25. INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Directors, Officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the Registrant of expenses incurred or paid by a Director, Officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

VIA, the investment adviser for the Funds, is wholly owned by the ICMA Retirement Corporation, which is itself a registered investment adviser. The ICMA Retirement Corporation also provides plan administration services to public sector Section 401 qualified retirement plans and public sector Section 457 deferred compensation plans.

ITEM 27. PRINCIPAL UNDERWRITER

ICMA-RC Services LLC ("RC Services") serves as distributor and principal underwriter. RC Services does not serve as distributor to any other investment company.

Names and Principal                 Positions and Offices              Positions and Offices
  Business Address                    with Underwriter                      with Fund
-------------------                 ---------------------              ---------------------
Joan McCallen                       President                          President
John Bennett                        Acting Treasurer                   Acting Treasurer

Paul Gallagher                      Secretary                          Secretary

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

The books, accounts and other documentation required by Section 31(a) of the Investment Company Act of 1940 and the Rules under that Section will be maintained in the physical possession of Registrant, the Registrant's investment adviser, VIA, and the Registrant's transfer agent, VTA, which has a place of business at 777 North Capital Street, NE, Ste. 600, Washington, DC 20002, and the Registrant's custodian, IBT, which has a place of business at 200 Clarendon Street, 16th Floor, Boston, MA 02116.

ITEM 29. MANAGEMENT SERVICES

Reference is made to the discussion in this Statement of Additional Information regarding the ICMA Retirement Corporation, ICMA-RC Services, LLC, and Vantagepoint Transfer Agents, LCC, under the heading "Investment Advisory and Other Services."

ITEM 30. UNDERTAKINGS

         None

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 10 to be signed on its behalf by the undersigned, thereunto duly authorized, in Washington, the District of Columbia on the 2 day of March, 2004.

                                            THE VANTAGEPOINT FUNDS

                                                    /s/ JOAN MCCALLEN
                                                    --------------------------
                                                    Joan McCallen, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been duly signed below by the following persons in the capacities and on the date indicated.

         Signatures                         Title
         ----------                         -----

/s/JOAN MCCALLEN
--------------------------          President                          March 2, 2004
Joan McCallen

/s/JOHN BENNETT
--------------------------          Acting Treasurer &                 March 2, 2004
John Bennett                        Chief Financial Officer

          *                         Trustee                            March 2, 2004
--------------------------
Peter Meenan

          *                         Trustee                            March 2, 2004
--------------------------
N. Anthony  Calhoun

          *                         Trustee                            March 2, 2004
--------------------------
Donna Gilding

          *                         Trustee                            March 2, 2004
--------------------------
Arthur Lynch

          *                         Trustee                            March 2, 2004
--------------------------
Eddie Moore

          *                         Trustee                            March 2, 2004
--------------------------
Robin L Wiessmann

*By  /s/ PAUL F. GALLAGHER
     _____________________
     Paul F. Gallagher
     Attorney-in-Fact

                                  EXHIBIT INDEX

99.(d)(36)        Subadvisory Agreement - Mellon Capital Management Corporation.
                  re: Mid/Small Company Index Fund

99.(d)(37)        Subadvisory Agreement - Mellon Capital Management Corporation.
                  re: Broad Market Index Fund

99.(d)(38)        Subadvisory Agreement - Mellon Capital Management Corporation.
                  re: Overseas Equity Index Fund

99.(d)(39)        Subadvisory Agreement - Mellon Capital Management Corporation.
                  re: Core Bond Index Fund

99.(d)(40)        Subadvisory Agreement - Mellon Capital Management Corporation
                  re: S&P 500 Index Fund

99.(d)(41)        Subadvisory Agreement - Mellon Capital Management Corporation
                  re: US Government Securities Fund